AUL AMERICAN UNIT TRUST
Group Variable Annuity Contracts

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American United Life Insurance Company®
Updating Summary Prospectus For Exisiting Investors
www.oneamerica.com

The Date of this Prospectus is May 1, 2026

This Summary Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company® ("AUL" of the "Company"). The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.oneamerica.com/prospectuses. You can also obtain this information at no cost by calling (800) 249-6269 or by sending an email request to investments.rs@oneamerica.com.

* * * * * * * * * * * *

Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

The Securities and Exchange Commission has not approved or disapproved the contract or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since your Contract was issued.

General Information About AUL

If your plan is administered by Voya Financial and you have questions pertaining to recordkeeping services or investments, contact Voya Financial Customer Service at 1-800-584-6001 or visit www.voyaretirementplans.com/sponsor.

Total Fund Annual Operating Expenses

The Total Fund Annual Operating Expense table has been updated to reflect current minimum and maximum total operating expenses for the Funds, as follows:

Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution fees and/or service (12b-1) fees, acquired fund fees and expenses ("AFFE"), and other expenses*)	0.02%	8.68%

* In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

Funds Available Under the Contract

The following funds have been added to the Contract:

State Street Target Retirement 2070 K

Fidelity Advisor® Growth & Income M

Fidelity Freedom Blend 2070 K6

Fidelity Advisor Freedom 2070 K6

Fidelity Freedom Index 2070 Investor

Fidelity Freedom Index 2070 Instl Prem

Fidelity Freedom Index 2070 Premier

Fidelity Advisor Freedom 2070 M

Fidelity Advisor Freedom 2070 I

Fidelity Growth Strategies K6

JHancock Global Environmental Opps R6

BlackRock LifePath® Index 2070 K

State Street Target Retirement 2070 K

American Beacon Large Cap Value R6

PGIM US Real Estate R6

PGIM Target Date 2065 R6

PGIM Target Date 2070 R6

PIMCO Realpath Blend 2070 Institutional

Fidelity Advisor® Equity Dividend Inc M

Baird Short-Term Bond Investor

T. Rowe Price Retirement 2070 Advisor

T. Rowe Price Retirement 2070 R

T. Rowe Price Retirement 2070 I

Fidelity Advisor® Dividend Growth M

Franklin Gold and Precious Metals Adv

MML Barings Core Bond I

Driehaus International Small Cap Growth

Fidelity Advisor Energy – I

Fidelity Advisor Energy – M

Fidelity Advisor Technology – Z

JPMorgan Short Duration Bond R6

Fidelity Advisor Overseas M

Carillon Reams Unconstrained Bond R-6

UPDATED INFORMATION ABOUT YOUR CONTRACT (continued)

T. Rowe Price International Discovery I

Nuveen Lifecycle 2070 R6

Nuveen Lifecycle 2070 Retirement

BlackRock LifePath® Dyn 2030 K

BlackRock LifePath® Dyn 2035 K

BlackRock LifePath® Dyn 2040 K

BlackRock LifePath® Dyn 2045 K

BlackRock LifePath® Dyn 2050 K

BlackRock LifePath® Dyn 2055 K

BlackRock LifePath® Dyn 2060 K

BlackRock LifePath® Dyn 2065 K

BlackRock LifePath® Dyn 2070 K

BlackRock LifePath® Dyn Retirement K

Fidelity Advisor Real Estate A

Fidelity Advisor Real Estate M

Fidelity Advisor Real Estate I

JHancock 2070 Lifetime Blend Pft R6

JHancock 2065 Lifetime Blend Pft R6

T. Rowe Price Lrg Cp Gr I

GLOSSARY OF TERMS

Various terms commonly used in this Summary Prospectus are defined as follows:

AUL – American United Life Insurance Company®

Contract Date – The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

Contract Year – A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

Contributions – Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single-premium basis.

Funds – A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

Fund Company – Any company in which the Registrant invests and which may be selected as an option by the Contract Owner.

General Account – All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

Investment Account – One or more of the subdivisions of the Variable Account. Each Investment Account invests in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

Owner – Also referenced herein as "Contract Owner", Employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

Participant – An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

Plan – The retirement plan or other type of Employee Benefit Plan, in connection with which the Contract is issued, and any subsequent amendment to such a plan.

Registrant – The term "Registrant" means the separate account (as defined in Section 2(a)(37) of the 1940 Act [15 U.S.C. 80a-2(a)(37)] which offers the variable annuity contracts.

Statement of Additional Information ("SAI") – This information is required by Part B of this Form.

Statutory Prospectus – A prospectus that satisfies the requirements of section 10(a) of the Securities Act [15 U.S.C. 77j(a)].

Summary Prospectus – A prospectus that satisfies the requirements by paragraph (a)(11) of rule 498A under the Securities Act [17 CFR 230.498A(a)(11)].

Valuation Date – Each date on which the Variable Account is valued, which currently includes each Business Day.

Variable Account – The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

Variable Annuity Contract or Contract – Any accumulation contract or annuity contract, any portion thereof, or any unit of interest participation therein pursuant to which the value of the contract, either during an accumulation period or after annuitization, or both, varies according to the investment experience of the separate account in which the contract participates. Unless the contract otherwise requires, the term refers to the variable annuity contracts being offered pursuant to the Registration Statement prepared on this Form.

Voya – Voya Financial, Inc. and Voya Retirement Insurance and Annuity Company.

We/Us – American United Life Insurace Company, Voya Financial, Inc., and Voya Retirement Insurance and Annuity Company.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals

If a Participant withdraws money from the contract within the first 10 years, he or she will be assessed a surrender charge. Maximum surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10. For example, if a Participant makes a withdrawal on a $100,000 Account Value in year 5, he or she will be assessed a surrender charge of $8,000. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment.

Charges and Deductions
Transaction Charges

In addition to surrender charges, you may also be charged for other transactions. Transaction charges include a Loan Initiation Fee of up to $100 per loan, a loan administration fee of up to $50 per loan annually, a service fee of up to $5 per transfer for non-electronic transfers between investment options, a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum, and a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. These charges are discussed in further detail in the Fee Table.

Expense Table; Charges and Deductions
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Expense Table; Charges and Deductions
	Annual Fee Base contract Investment options (Fund fees and expenses) Optional benefits available for an additional charge (for a single optional benefit, if elected)	Minimum 0% 0.02% 0%	Maximum 1.25% 8.68% 1.20%
Lowest and Highest Annual Cost Table*	Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.			Expense Table; Charges and Deductions
Lowest Annual Cost: $20
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals	Highest Annual Cost: $11,130
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the contract, including loss of principal (your contributions).	Principal Risks of Investing in the Contract
Not a Short-Term Investment	This contract is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
• Surrender Charges apply for up to 10 years from the Contract Date.
	• Tax deferral is more beneficial to investors with a long-time horizon.	Principal Risks of Investing in the Contract; Contract Charges and Fees

	RISKS	Location in Prospectus
Risks Associated with Investment Accounts	An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g. Funds), each investment option including the Fixed Interest Account and/or the Stable Value Account Investment option will have its own unique risks, and the investor should review these investment options before making an investment decision.
	You should review each Fund's prospectus before making an investment decision.	Principal Risks of Investing in the Contract
Insurance Company Risks

An investment in the contract is subject to the risk related to AUL, including that any obligations (including the Fixed Interest Account and/or the Stable Value Account investment option), guarantees, and benefits of the contract are subject to the claims-paying ability of AUL. If AUL experiences financial distress, it may not be able to meet its obligations to you. More information about AUL, including its financial strength ratings, is available upon request from AUL or by visiting https://www.oneamerica.com/about-us/who-we-are/strength-and-ratings.

Principal Risks of Investing in the Contract; AUL, the Separate Account and the General Account
	RESTRICTIONS	Location in Prospectus
Investments	• We reserve the right to limit the number of transfers or to restrict transfers from being made on consecutive Valuation Dates. The Maximum Number of Transfers in any Contract Year is 20.
• The contract limits the amount you can transfer from the Fixed Account within a Policy Year.
• A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year.
• All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.
	• We reserve the right to close, add, substitute or remove Investment Accounts as investment options under the contract. A Fund may also be merged into another Fund.	Transfer Fee Sub-Account Availability and Substitution of Funds Fixed Account; The Fixed Interest Account; The Stable Value Account
Optional Benefits

The optional benefits available to you are specific to your contract. Please review your contract for more details. The contracts offer several investment portfolio options, and these portfolios may change over time.

	TAXES	Location in Prospectus
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account ("IRA").
	• Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.	Tax Considerations

CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	• Some investment professionals may receive compensation for selling the contract.
• Compensation can take the form of commissions on premiums paid.
• These investment professionals may have a financial incentive to offer or recommend the contract over another investment.	Charges and Deductions
Exchanges	• Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.
• You should only exchange your contract if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing contract.	Charges and Deductions

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the contract. The availability of Funds vary by Employee Benefit Plan. Please refer to your Plan Documents for a list of Funds available to you. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund's past performance is not necessarily an indication of future performance.

					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GKC	Mid Cap Growth	AB Discovery Growth Z: Class Inst Investment Adviser: AllianceBernstein L.P.	0.67		6.87	1.28	11.06
06-GKF	Small Cap Value	AB Discovery Value Z: Class Inst Investment Adviser: AllianceBernstein L.P.	0.81		2.78	8.54	8.43
06-3GC	World Bond	AB Global Bond Z: Class Inst Investment Adviser: AllianceBernstein L.P.	0.51	*	5.10	0.21	2.28
06-4PJ	Balanced	AB Global Risk Allocation I: Class Inst Investment Adviser: AllianceBernstein L.P.	1.17	*	13.86	5.78	6.56
06-3FY	Large Cap Growth	AB Large Cap Growth Z: Class Inst Investment Adviser: AllianceBernstein L.P.	0.50		13.28	12.04	16.06
06-GKG	Small Cap Growth	AB Small Cap Growth Z: Class Inst Investment Adviser: AllianceBernstein L.P.	0.78		5.09	-0.17	11.57
06-3GX	Large Cap Growth	Alger Capital Appreciation Instl Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.86	*	32.49	16.48
06-CPH	Large Cap Growth	Alger Capital Appreciation Z: Class Inst*** Investment Adviser: Fred Alger Management, LLC	0.95		31.62	16.27	18.17
06-6RH	Large Cap Growth	Alger Focus Equity Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.58	*	40.42	19.01
06-3GY	Small Cap Growth	Alger Small Cap Focus Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.86	*	7.41	-6.16
06-3MP	Small Cap Growth	Alger Small Cap Focus Z: Class Inst Investment Adviser: Fred Alger Management, LLC	0.89		7.32	-6.18	8.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4YK	Intermediate Term Bond	Allspring Core Plus Bond R6: Class Retirement Investment Adviser: Allspring Funds Management, LLC Investment Subadviser: Allspring Global Investments (UK) Limited; Allspring Global Investments, LLC;	0.30	*	7.41	0.34
06-3J7	Foreign Value	Allspring International Equity R6: Class Retirement Investment Adviser: Allspring Funds Management, LLC Investment Subadviser: Allspring Global Investments, LLC	0.80	*	31.28	7.52	6.52
06-3J6	Mid Cap Value	Allspring Special Mid Cap Value R6: Class Retirement Investment Adviser: Allspring Funds Management, LLC Investment Subadviser: Allspring Global Investments, LLC	0.70		6.23	9.93	10.24
06-3JF	Small Cap Value	Allspring Special Small Cap Value R6: Class Retirement Investment Adviser: Allspring Funds Management, LLC Investment Subadviser: Allspring Global Investments, LLC	0.82		-2.70	6.59	8.44
06-74T	Diversified Emerging Markets	Amana Developing World Institutional: Class Inst Investment Adviser: Saturna Capital Corporation	0.98		20.24	5.35	6.91
06-74R	Large Cap Growth	Amana Growth Institutional: Class Inst Investment Adviser: Saturna Capital Corporation	0.61		17.89	12.91	16.66
06-74P	Large Cap Blend	Amana Income Institutional: Class Inst Investment Adviser: Saturna Capital Corporation	0.76		16.65	11.04	11.88
06-74V	World Bond	Amana Participation Institutional: Class Inst Investment Adviser: Saturna Capital Corporation	0.59		6.32	1.71	2.63
06-7CC	Large Cap Value	American Beacon Large Cap Value R6: Class Retirement Investment Adviser: American Beacon Advisors Inc Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Hotchkis and Wiley Capital Mgmt LLC; Massachusetts Financial Services Company;	0.62		14.53	12.68
06-6RJ	Foreign Growth	American Funds International Vntg R-6: Class Retirement Investment Adviser: Capital Research and Management Company	0.54	*	28.29	6.63
06-33Y	Foreign Value	American Beacon International Eq R6: Class Retirement Investment Adviser: American Beacon Advisors Inc Investment Subadviser: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC;	0.70	*	37.13	10.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-46F	Large Cap Value	American Beacon Large Cap Value R5: Class Retirement Investment Adviser: American Beacon Advisors Inc Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Hotchkis and Wiley Capital Mgmt LLC; Massachusetts Financial Services Company;	0.66		14.53	12.65	11.25
06-6J6	Small Cap Value	American Beacon Shapiro SMID Cap Eq R5: Class Retirement Investment Adviser: American Beacon Advisors Inc	0.90	*	-2.76	4.04
06-34C	Small Cap Value	American Beacon Small Cap Value R6: Class Retirement Investment Adviser: American Beacon Advisors Inc Investment Subadviser: Westwood Management Corp;Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC; DePrince Race & Zollo Inc;Hotchkis and Wiley Capital Mgmt LLC;	0.77		4.83	9.24
06-6TN	Specialty	American Beacon SSI Alternative Inc R5: Class Retirement Investment Adviser: American Beacon Advisors Inc Investment Subadviser: SSI Investment Management LLC	1.35	*	7.40	4.62
06-69V	Mid Cap Growth	American Beacon Stephens Mid-Cap Gr R6: Class Retirement Investment Adviser: American Beacon Advisors Inc Investment Subadviser: Stephens Inv Mgmt Group LLC	0.89		12.89	5.40
06-CPK	Diversified Emerging Markets	American Century Emerging Markets R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.92		35.82	1.79	7.95
06-CPM	Large Cap Value	American Century Equity Income R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.59		12.26	8.12	9.34
06-CPN	Large Cap Growth	American Century Growth R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.49	*	15.61	13.14	16.49
06-CPP	Mid Cap Growth	American Century Heritage R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.65		7.00	5.47	11.82
06-3KW	Inflation-Protec Bond	American Century Inflation-Adjs Bond R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.29		6.96	1.10
06-CRJ	Mid Cap Value	American Century Mid Cap Value R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.62		9.34	9.15	9.43
06-CPV	Mgd Asset Allocation	American Century One Choice 2030 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.45	*	11.97	5.21	7.16
06-CPW	Mgd Asset Allocation	American Century One Choice 2035 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.48	*	12.57	5.54	7.64

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CPX	Mgd Asset Allocation	American Century One Choice 2040 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.50	*	13.49	5.96	8.19
06-CPY	Mgd Asset Allocation	American Century One Choice 2045 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.52	*	14.47	6.42	8.77
06-CRC	Mgd Asset Allocation	American Century One Choice 2050 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.53	*	15.15	6.96	9.33
06-CRF	Mgd Asset Allocation	American Century One Choice 2055 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.54	*	15.79	7.40	9.66
06-CRG	Mgd Asset Allocation	American Century One Choice 2060 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.54	*	16.16	7.64	9.85
06-63X	Mgd Asset Allocation	American Century One Choice 2065 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.54	*	16.46	7.82
06-CRH	Mgd Asset Allocation	American Century One Choice In Ret R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.41	*	11.33	4.94	6.38
06-66X	Mgd Asset Allocation	American Century One Chc Blnd+ 2025 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24	*	13.37
06-66Y	Mgd Asset Allocation	American Century One Chc Blnd+ 2030 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24	*	14.36
06-67C	Mgd Asset Allocation	American Century One Chc Blnd+ 2035 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		15.77
06-67F	Mgd Asset Allocation	American Century One Chc Blnd+ 2040 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		17.22
06-67G	Mgd Asset Allocation	American Century One Chc Blnd+ 2045 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		18.41
06-67H	Mgd Asset Allocation	American Century One Chc Blnd+ 2050 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		19.63
06-67J	Mgd Asset Allocation	American Century One Chc Blnd+ 2055 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		20.51
06-67K	Mgd Asset Allocation	American Century One Chc Blnd+ 2060 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		20.63
06-67M	Mgd Asset Allocation	American Century One Chc Blnd+ 2065 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		20.47
06-66W	Mgd Asset Allocation	American Century One ChcBlnd+InRet R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24	*	12.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CRK	Specialty	American Century Real Estate R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.80		1.17	5.45	5.32
06-6C7	Small Cap Growth	American Century Small Cap Growth R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.79		9.40	3.31	12.60
06-CRM	Small Cap Value	American Century Small Cap Value R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.73		-2.98	7.41	9.33
06-CRN	Balanced	American Century Strat Allc: Agrsv R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.44	*	16.27	8.36	10.09
06-CRP	Balanced	American Century Strat Allc: Cnsrv R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.48	*	11.01	5.00	6.61
06-CRR	Balanced	American Century Strat Allc: Mod R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.48	*	14.07	6.73	8.52
06-CRT	Large Cap Growth	American Century Ultra® R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.52	*	13.01	12.10	17.54
06-CRV	Mgd Asset Allocation	American Funds 2010 Trgt Date Ret Inc R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.28		13.14	5.72	6.63
06-CRW	Mgd Asset Allocation	American Funds 2015 Trgt Date Ret Inc R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.30		13.42	5.94	6.97
06-CRX	Mgd Asset Allocation	American Funds 2020 Trgt Date Ret Inc R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.30		14.26	6.24	7.40
06-CRY	Mgd Asset Allocation	American Funds 2025 Trgt Date Ret Inc R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.31		14.52	6.39	8.12
06-CTC	Mgd Asset Allocation	American Funds 2030 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.33		15.72	7.28	9.16
06-CTF	Mgd Asset Allocation	American Funds 2035 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.34		17.17	8.36	10.38
06-CTG	Mgd Asset Allocation	American Funds 2040 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.36		19.50	9.54	11.25
06-CTH	Mgd Asset Allocation	American Funds 2045 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.37		20.42	9.82	11.51
06-CTJ	Mgd Asset Allocation	American Funds 2050 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.37		20.43	9.82	11.58
06-CTK	Mgd Asset Allocation	American Funds 2055 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.38		20.74	9.85	11.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CTM	Mgd Asset Allocation	American Funds 2060 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.39		20.77	9.84	11.58
06-4R4	Mgd Asset Allocation	American Funds 2065 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.39		20.73	9.85
06-6Y9	Mgd Asset Allocation	American Funds 2070 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.39		20.81
06-CTN	Large Cap Growth	American Funds AMCAP R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.33		18.14	10.84	13.02
06-CTP	Balanced	American Funds American Balanced R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.25		18.85	9.92	10.14
06-3MC	High Yield Bond	American Funds American High-Inc R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.36		8.65	5.88	7.04
06-3M3	Large Cap Value	American Funds American Mutual R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.27		16.47	12.10	11.67
06-39V	Intermediate Term Bond	American Funds Bond Fund of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.24	*	7.52	-0.02	2.57
06-3M6	World Allocation	American Funds Capital Income Bldr R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.26		20.74	9.44	8.17
06-GFN	World Bond	American Funds Capital World Bond R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.48		9.32	-2.25	1.54
06-CTR	World Stock	American Funds Capital World Gr&Inc R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.41		25.15	10.62	11.24
06-CTT	Foreign Growth	American Funds EUPAC R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.47		29.18	4.59	8.46
06-CTV	Large Cap Blend	American Funds Fundamental Invs R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.28		24.66	14.82	14.44
06-3M9	World Allocation	American Funds Global Balanced R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.47		17.48	6.18	7.31
06-CVC	Large Cap Growth	American Funds Growth Fund of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.29		20.28	12.16	15.51
06-3M7	Balanced	American Funds Income Fund of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.26		18.11	9.39	8.97
06-3G9	Inflation-Protec Bond	American Funds Inflation Linked Bd R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.29		7.20	0.51	3.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GKH	Short Term Bond	American Funds Interm Bd Fd of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.25	*	7.16	1.39	2.35
06-3M4	Foreign Blend	American Funds Intl Gr and Inc R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.53		35.53	8.73	8.86
06-3GH	Large Cap Blend	American Funds Invmt Co of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.27		20.86	15.72	14.43
06-3KY	World Stock	American Funds New Economy R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.40		31.51	10.87	14.22
06-CTW	World Stock	American Funds New Perspective R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.40		21.62	9.37	13.05
06-CTX	Diversified Emerging Markets	American Funds New World R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.57		28.60	5.62	9.92
06-CTY	World Stock	American Funds SMALLCAP World R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.65		14.44	1.78	9.25
06-3TK	Int Government Bond	American Funds US Government Sec R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.25	*	7.96	0.01	1.90
06-CVF	Large Cap Value	American Funds Washington Mutual R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.26		17.52	14.31	13.49
06-6C4	Mid Cap Growth	AMG TimesSquare Mid Cap Growth Z: Class Inst Investment Adviser: AMG Funds LLC Investment Subadviser: TimesSquare Capital Management, LLC	0.87		9.01	6.41	12.16
06-4JY	Large Cap Value	Auxier Focus Institutional: Class Inst Investment Adviser: Auxier Asset Management LLC	0.80	*	15.34	10.18	9.69
06-6W6	Diversified Emerging Markets	Avantis® Emerging Markets Equity Instl: Class Inst Investment Adviser: American Century Investment Management Inc	0.33		32.09	7.12
06-6Y3	Small Cap Value	Avantis® U.S. Small Cap Value Instl: Class Inst Investment Adviser: American Century Investment Management Inc	0.25		8.88	14.26
06-4TP	Intermediate Term Bond	Baird Aggregate Bond Inst: Class Inst Investment Adviser: Robert W. Baird & Co. Incorporated	0.30		7.36	-0.13	2.43
06-4RC	Intermediate Term Bond	Baird Core Plus Bond Inst: Class Inst Investment Adviser: Robert W. Baird & Co. Incorporated	0.30		7.47	0.32	2.87
06-6N3	Intermediate Term Bond	Baird Intermediate Bond Inst: Class Inst Investment Adviser: Robert W. Baird & Co. Incorporated	0.30		7.01	1.07	2.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4XC	Short Term Bond	Baird Short-Term Bond Inst: Class Inst** Investment Adviser: Robert W. Baird & Co. Incorporated	0.30		5.67	2.38	2.60
06-6RR	Short Term Bond	Baird Ultra Short Bond Institutional: Class Inst** Investment Adviser: Robert W. Baird & Co. Incorporated	0.15	*	4.81	3.44	2.67
06-47Y	Mid Cap Growth	Baron Asset R6: Class Retirement Investment Adviser: BAMCO Inc	1.05		8.21	3.55
06-3J9	Diversified Emerging Markets	Baron Emerging Markets R6: Class Retirement Investment Adviser: BAMCO Inc	1.11		30.12	1.16
06-6YW	Mid Cap Growth	Baron Growth R6: Class Retirement Investment Adviser: BAMCO Inc	1.13		-14.18	-0.69
06-4YM	Small Cap Blend	BlackRock Advantage Small Cap Core K: Class Retirement Investment Adviser: BlackRock Advisors, LLC	0.45	*	13.70	6.42
06-46J	Small Cap Growth	BlackRock Advantage Small Cap Gr K: Class Retirement Investment Adviser: BlackRock Advisors, LLC	0.46	*	15.29	3.99
06-FRW	Large Cap Value	BlackRock Equity Dividend K: Class Retirement Investment Adviser: BlackRock Advisors, LLC	0.59		21.84	11.84
06-FRX	World Allocation	BlackRock Global Allocation K: Class Retirement Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	0.77	*	19.76	5.84
06-CVH	World Stock	BlackRock Global Dividend K: Class Retirement Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock International Limited	0.71		19.41	9.26
06-CVJ	Specialty	BlackRock Health Sciences Opps K: Class Retirement Investment Adviser: BlackRock Advisors, LLC	0.75		16.38	5.95
06-33K	High Yield Bond	BlackRock High Yield K: Class Other Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock International Limited	0.48		9.44	5.13	6.56
06-3N3	Inflation-Protec Bond	BlackRock Inflation Protected Bond K: Class Other Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	1.04	*	7.05	1.17	3.09
06-CVN	Mgd Asset Allocation	BlackRock LifePath® Index 2030 K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.09	*	14.19	5.89	7.95

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CVP	Mgd Asset Allocation	BlackRock LifePath® Index 2035 K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.09	*	16.09	7.23	9.01
06-CVR	Mgd Asset Allocation	BlackRock LifePath® Index 2040 K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.09	*	17.66	8.48	9.95
06-CVT	Mgd Asset Allocation	BlackRock LifePath® Index 2045 K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.09	*	19.10	9.60	10.75
06-CVV	Mgd Asset Allocation	BlackRock LifePath® Index 2050 K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.09	*	20.72	10.44	11.27
06-CVW	Mgd Asset Allocation	BlackRock LifePath® Index 2055 K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.09	*	21.59	10.79	11.45
06-CVX	Mgd Asset Allocation	BlackRock LifePath® Index 2060 K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.09	*	21.71	10.81
06-4H3	Mgd Asset Allocation	BlackRock LifePath® Index 2065 K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.09	*	21.72	10.83
06-79W	Mgd Asset Allocation	BlackRock LifePath® Index 2070 K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.09	*	22.48
06-CVY	Mgd Asset Allocation	BlackRock LifePath® Index Retire K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.09	*	12.48	4.02	6.00
06-GHH	Mid Cap Growth	BlackRock Mid-Cap Growth Equity K: Class Retirement Investment Adviser: BlackRock Advisors, LLC	0.71		0.49	0.85
06-6NR	Mid Cap Value	BlackRock Mid-Cap Value K: Class Retirement Investment Adviser: BlackRock Advisors, LLC	0.70	*	13.79	11.24
06-FTF	Balanced	BlackRock Multi-Asset Income Portfolio K: Class Retirement Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock Asset Management North Asia Ltd; BlackRock International Limited;BlackRock (Singapore) Ltd;	0.52	*	11.86	4.85
06-4PX	World Bond	BlackRock Strategic Global Bond K: Class Retirement Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock International Ltd; BlackRock (Singapore) Ltd;	0.49	*	8.53	-0.32	2.67
06-FTH	Intermediate Term Bond	BlackRock Strategic Income Opps K: Class Retirement Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	0.62		8.69	3.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6CG	Specialty	BlackRock Systematic Multi-Strat K: Class Retirement Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock Asset Management North Asia Ltd; BlackRock International Limited;	0.82		5.12	4.33
06-CWC	Intermediate Term Bond	BlackRock Total Return K: Class Other Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	0.37		8.19	-0.08	2.49
06-6KH	Specialty	Blackstone Alternative Multi-Strategy Y: Class Inst
Investment Adviser: Blackstone Alternative Investment Advisors LLC
Investment Subadviser: Nephila Capital Ltd;Oak Hill Advisors, L.P.;
Blackstone Real Estate Special Situations Advisors LLC;D.E. Shaw
Investment Management LLC;FORT LP;Mariner Investment Group, LLC;
Harvest Fund Advisors LLC;Two Sigma Advisers, LLC;Caspian Capital LP;
Bayview Asset Management, LLC;Blackstone Liquid Credit Strategies LLC;
Callodine Capital Management, LP;Bayforest Capital Limited;TrailStone
Commodity Trading US, LLC;Seiga Asset Management Limited;Mesarete
Capital LLP;SEVEN GRAND MANAGERS, LLC;North Reef Capital
Management LP;Merritt Point Partners LLC;Varick Capital Partners LP;
		Maren Capital LLC;OT Research;Catalio Capital Management, LP;	3.75		10.47	5.26	3.89
06-47M	Intermediate Term Bond	BNY Mellon Bond Market Index I: Class Inst Investment Adviser: BNY Mellon Investment Adviser, Inc	0.15	*	7.04	-0.57	1.82
06-39Y	Specialty	BNY Mellon Natural Resources Y: Class Inst Investment Adviser: BNY Mellon Investment Adviser, Inc Investment Subadviser: Newton Investment Management North America, LLC	0.80		15.12	17.23	12.80
06-74N	Small Cap Blend	BNY Mellon Small Cap Stock Index I: Class Inst Investment Adviser: BNY Mellon Investment Adviser, Inc	0.26		5.75	7.06
06-3WY	Large Cap Blend	BNY Mellon Sust US Equity Y: Class Inst Investment Adviser: BNY Mellon Investment Adviser, Inc Investment Subadviser: Newton Investment Management Ltd	0.70	*	15.85	11.88
06-6KT	Mid Cap Blend	Boston Trust SMID Cap: Class Other Investment Adviser: Boston Trust Walden Inc.	0.75	*	0.73	7.58	10.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4PC	High Yield Bond	BrandywineGLOBAL Corporate Credit IS: Class Inst Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	0.49	*	5.59	4.60	6.66
06-66T	Large Cap Value	BrandywineGLOBAL Div US Large Value IS: Class Inst Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	0.71	*	17.33	13.90	11.52
#N/A	#N/A	BrandywineGLOBAL Global Opp Bond IS: Class Inst Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	#N/A		13.60	-2.45	2.05
06-66R	Specialty	Calamos Market Neutral Income R6: Class Retirement Investment Adviser: Calamos Advisors LLC	0.89		7.23	4.85	0.00
06-4FJ	Balanced	Calvert Balanced R6: Class Retirement Investment Adviser: Calvert Research and Management	0.60		11.65	8.65
06-4FN	Small Cap Blend	Calvert Small-Cap R6: Class Retirement Investment Adviser: Calvert Research and Management	0.86		-6.09	3.57
06-3FX	Large Cap Blend	Calvert US Large Cap Core Rspnb Idx R6: Class Retirement Investment Adviser: Calvert Research and Management	0.19	*	15.94	12.55
06-6NJ	Mid Cap Growth	Carillon Eagle Mid Cap Growth R6: Class Retirement Investment Adviser: Carillon Tower Advisers, Inc. Investment Subadviser: Eagle Asset Management, Inc.	0.66		4.92	3.50	11.45
06-6PX	Intermediate Term Bond	Catholic Responsible Investments Bd Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Loomis, Sayles & Company LP; Brandywine Global Investment Mgmt, LLC;Mercer Investments LLC; Sun Life Capital Management (U.S) LLC;Teachers Advisors, LLC;	0.35		6.88
06-6R6	Large Cap Blend	Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Mar Vista Investment Partners, LLC;T. Rowe Price Associates, Inc.;Mercer Investments LLC;Boston Partners Global Investors, Inc;William Blair Investment Management, LLC;	0.65		15.36
06-6R7	Large Cap Blend	Catholic Rspnsbl Invst Equity Idx Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Rhumbline Advisers;Mercer Investments LLC;	0.09	*	16.81

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6PY	Foreign Small/Mid Eqty	Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Lazard Asset Management LLC;Parametric Portfolio Associates LLC;Mercer Investments LLC;Allspring Global Investments, LLC;	1.15	*	27.06
06-6R3	Foreign Blend	Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Causeway Capital Management LLC; Principal Global Investors LLC;WCM Investment Management; Mercer Investments LLC;	0.95		26.11
06-6R4	Small Cap Blend	Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Rhumbline Advisers;Mercer Investments LLC;	0.28		5.86
06-3G6	Large Cap Blend	ClearBridge Appreciation IS: Class Inst Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: ClearBridge Investments, LLC	0.56		14.70	12.94	13.51
06-3XJ	Foreign Growth	ClearBridge International Growth IS: Class Inst Investment Adviser: ClearBridge Investments, LLC	0.70		23.19	4.48
06-GJT	Foreign Value	ClearBridge International Value IS: Class Inst Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: ClearBridge Investments, LLC	0.84	*	38.94	11.21	6.97
06-GJW	Large Cap Growth	ClearBridge Large Cap Growth IS: Class Inst Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: ClearBridge Investments, LLC	0.64		8.90	10.72	14.56
06-47N	Mid Cap Blend	ClearBridge Mid Cap I: Class Inst*** Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: ClearBridge Investments, LLC	0.85	*	4.52	4.84	7.77
06-6TR	Mid Cap Blend	ClearBridge Mid Cap IS: Class Inst Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: ClearBridge Investments, LLC	0.75	*	4.61	4.94	7.87
06-6NT	Mid Cap Growth	ClearBridge Select IS: Class Inst Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: ClearBridge Investments, LLC	0.98		7.26	5.48	16.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-64M	Small Cap Growth	ClearBridge Small Cap Growth IS: Class Inst Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: ClearBridge Investments, LLC	0.78		9.69	0.08	9.75
06-3XF	Large Cap Blend	ClearBridge Sustainability Leaders IS: Class Inst Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: ClearBridge Investments, LLC	0.75	*	10.47	7.81	13.11
06-6PK	World Stock	Cohen & Steers Preferred Sec & Inc Z: Class Inst Investment Adviser: Cohen & Steers Capital Management, Inc.	0.80		8.50	2.96	4.94
06-3KT	Specialty	Cohen & Steers Real Estate Securities Z: Class Inst Investment Adviser: Cohen & Steers Capital Management, Inc.	0.75		4.41	5.78	6.74
06-3KV	Specialty	Cohen & Steers Realty Shares L: Class Other Investment Adviser: Cohen & Steers Capital Management, Inc.	0.88	*	2.82	5.72	6.33
06-CWF	Foreign Small/Mid Eqty	Columbia Acorn International Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.84	*	12.46	-0.76	4.62
06-66M	Balanced	Columbia Capital Alloc Mod Agrsv Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.65		17.29	7.79	8.97
06-66P	Balanced	Columbia Capital Allocation Agrsv Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.71		19.32	9.51	10.32
06-66J	Balanced	Columbia Capital Allocation Mod Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.62		15.84	6.13	7.52
06-46K	Large Cap Blend	Columbia Contrarian Core Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.61		17.51	14.26	14.39
06-4FK	Large Cap Value	Columbia Dividend Income Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.54		15.92	12.18	12.46
06-CWG	Emerging Market Bond	Columbia Emerging Markets Bond Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.67		13.20	1.90	4.56
06-67R	Large Cap Growth	Columbia Integrated Large Cap Gr Ins 3: Class Retirement*** Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.43	*	15.17	15.17	16.66
06-FTP	Foreign Value	Columbia Overseas Value Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.78	*	45.90	13.21	9.66
06-FTT	Intermediate Term Bond	Columbia Quality Income Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.52	*	9.66	-0.54	1.81

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4GF	Large Cap Growth	Columbia Select Large Cap Growth Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.69	*	10.99	6.02	12.45
06-4GG	Large Cap Value	Columbia Select Large Cap Value Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.48	*	28.07	14.04	12.83
06-64W	Mid Cap Value	Columbia Select Mid Cap Value Instl 3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.75		13.99	11.47	10.63
06-6PN	Specialty	Columbia Seligman Global Tech Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.91	*	35.56	19.05
06-FTR	Specialty	Columbia Seligman Tech & Info Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.82		37.86	19.54
06-4YY	Small Cap Value	Columbia Small Cap Value Discv Inst 3: Class Inst Investment Adviser: Columbia Management Investment Advisers	0.81	*	15.04	12.58	11.49
06-6RP	Small Cap Growth	Columbia Small Cap Growth Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.83		21.86	3.47	15.09
06-GKJ	Specialty	DFA Commodity Strategy Institutional: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.32		15.17	9.66	5.73
06-3F9	Diversified Emerging Markets	DFA Emerging Markets Core Equity 2 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.40		28.77	7.14	9.26
06-3CV	Diversified Emerging Markets	DFA Em Mkts Sustnby Cor 1 Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.42	*	27.87	5.17
06-CWJ	Diversified Emerging Markets	DFA Emerging Markets I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.36	*	33.57	6.59	9.17
06-6MG	Diversified Emerging Markets	DFA Emerging Markets Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.44	*	29.49	9.95	9.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3C4	World Bond	DFA Five-Year Global Fixed-Income I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.21		4.33	1.30	1.75
06-CWK	Balanced	DFA Global Allocation 25/75 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.24	*	8.67	4.30	4.80
06-CWM	Balanced	DFA Global Allocation 60/40 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.25	*	14.06	7.74	8.35
06-CWN	World Stock	DFA Global Equity I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.26	*	20.17	11.94	11.93
06-3CW	Specialty	DFA Global Real Estate Securities Port: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.22	*	7.89	3.72	4.67
06-GKK	Inflation-Protec Bond	DFA Inflation-Protected Securities I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.11		7.03	1.01	3.11
06-4FV	Int Government Bond	DFA Intermediate Govt Fixed-Income I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.12		7.14	-1.08	1.46
06-4NH	Intermediate Term Bond	DFA Intermediate-Term Extnd Qlty I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.20	*	8.04	-0.02	2.99
06-CWR	Foreign Small/Mid Eqty	DFA International Small Company I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.39		36.33	8.92	8.73
06-6MH	Foreign Value	DFA International Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.28	*	45.21	15.93	10.33
06-CWP	Foreign Blend	DFA International Core Equity 2 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.23		36.15	10.38	9.12

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3C7	Foreign Blend	DFA Intl Sustainability Core 1: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.24		32.95	8.80	8.86
06-CWT	Intermediate Term Bond	DFA Investment Grade I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.19		7.22	-0.12	2.36
06-6HT	Foreign Blend	DFA Large Cap International I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.17		33.91	10.12	9.02
06-CWV	Specialty	DFA Real Estate Securities I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18	*	1.51	4.86	5.54
06-4NG	Short Term Bond	DFA Short-Term Extended Quality I: Class Inst** Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.18		4.92	1.92	2.17
06-4NF	Large Cap Blend	DFA US Core Equity 1 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.15		16.00	13.41	13.79
06-CWW	Large Cap Growth	DFA US Large Cap Growth Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18		12.62	13.29	15.01
06-3C3	Large Cap Value	DFA US Large Cap Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.23	*	16.36	12.03	10.64
06-CWX	Large Cap Blend	DFA US Large Company I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.08	*	17.76	14.33	14.75
06-3YM	Small Cap Blend	DFA US Micro Cap I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.41		9.66	10.97	10.33
06-CWY	Small Cap Growth	DFA US Small Cap Growth Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.32		5.95	8.65	10.53
06-GFK	Small Cap Blend	DFA US Small Cap I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.27	*	8.07	9.87	10.00
06-4NC	Small Cap Value	DFA US Small Cap Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.31		8.38	13.76	10.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6Y7	Large Cap Blend	DFA US Social Core Equity 2 Portfolio: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22		15.96	13.34	13.53
06-3C6	Large Cap Blend	DFA US Sustainability Core 1: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.17		15.93	13.43	14.55
06-CXC	Small Cap Value	DFA US Targeted Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.29	*	9.55	13.60	10.81
06-CXF	World Bond	DFA World ex US Government Fxd Inc I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.20		3.15	-2.28	1.47
06-6YT	Intermediate Term Bond	Diamond Hill Core Bond Y: Class Inst Investment Adviser: Diamond Hill Capital Management Inc	0.35		7.39	0.74
06-3PM	Mgd Asset Allocation	Dimensional 2015 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.17	*	10.32	3.31	5.58
06-3PN	Mgd Asset Allocation	Dimensional 2020 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18	*	9.99	2.34	5.60
06-3PP	Mgd Asset Allocation	Dimensional 2025 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.16		9.45	1.70	5.89
06-3PR	Mgd Asset Allocation	Dimensional 2030 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.17		10.35	2.48	6.69
06-3PT	Mgd Asset Allocation	Dimensional 2035 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18		12.10	4.46	7.67
06-3PV	Mgd Asset Allocation	Dimensional 2040 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.19		14.48	7.68	9.23
06-3PW	Mgd Asset Allocation	Dimensional 2045 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.20	*	17.17	10.56	11.12
06-3PX	Mgd Asset Allocation	Dimensional 2050 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.21	*	19.64	11.73	11.81
06-3PY	Mgd Asset Allocation	Dimensional 2055 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22	*	20.21	11.84	11.87
06-3R3	Mgd Asset Allocation	Dimensional 2060 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22	*	20.28	11.85	11.87
06-3R4	Mgd Asset Allocation	Dimensional Retirement Income Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18	*	8.81	3.82	4.70

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6RK	Intermediate Term Bond	Dodge & Cox Income X: Class Other Investment Adviser: Dodge & Cox	0.33	*	8.39
06-6Y6	Foreign Value	Dodge & Cox International Stock X: Class Other Investment Adviser: Dodge & Cox	0.52	*	38.84
06-6MT	Large Cap Value	Dodge & Cox Stock X: Class Other Investment Adviser: Dodge & Cox	0.41	*	13.76	0.00	0.00
06-6J4	Diversified Emerging Markets	Driehaus Emerging Markets Growth Instl: Class Inst Investment Adviser: Driehaus Capital Management LLC	0.98		30.22	3.59	0.00
06-3VJ	Diversified Emerging Markets	DWS Emerging Markets Equity R6: Class Retirement Investment Adviser: DWS Investment Management Americas, Inc. Investment Subadviser: DWS International GmbH	0.92	*	28.90	0.47
06-6M6	World Allocation	DWS RREEF Real Assets R6: Class Retirement Investment Adviser: DWS Investment Management Americas, Inc. Investment Subadviser: RREEF America L.L.C.	0.89	*	13.16	6.55	7.07
06-CWH	Specialty	DWS RREEF Real Estate Securities R6: Class Retirement Investment Adviser: DWS Investment Management Americas, Inc. Investment Subadviser: RREEF America L.L.C.	0.54		-0.08	4.44	5.45
06-6MK	Cash	Federated Hermes Govt Obl Premier: Class Inst** Investment Adviser: Federated Investment Management Company	0.15	*	4.22	3.19	2.12
06-6GY	Intermediate Term Bond	Federated Hermes Total Return Bond R6: Class Retirement Investment Adviser: Federated Investment Management Company	0.38	*	7.31	0.19	2.81
06-4NJ	Intermediate Term Bond	Federated Hermes Corporate Bond R6: Class Retirement Investment Adviser: Federated Investment Management Company	0.59	*	7.22	0.40
06-3GV	High Yield Bond	Federated Hermes Instl High Yield Bd R6: Class Retirement Investment Adviser: Federated Investment Management Company	0.49	*	8.38	3.91
06-GKN	Foreign Blend	Federated Hermes Intl Leaders R6: Class Retirement Investment Adviser: Federated Global Investment Management Corp	0.74	*	37.33	8.90	8.38
06-CXG	Large Cap Growth	Federated Hermes Kaufmann Large Cap R6: Class Retirement Investment Adviser: Federated Global Investment Management Corp	0.78	*	17.92	9.32	13.66
06-4PW	Small Cap Growth	Federated Hermes Kaufmann Small Cap IS: Class Inst Investment Adviser: Federated Global Investment Management Corp	0.90	*	11.45	-0.11	11.79
06-6XP	World Bond	Nomura Global Bond Fund Class R6: Class Retirement Investment Adviser: Delaware Management Company	0.56	*	4.84	0.94	3.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3MG	Small Cap Blend	Federated Hermes MDT Small Cap Core R6: Class Retirement Investment Adviser: Federated MDTA LLC	0.88	*	14.15	9.63
06-FTX	Small Cap Growth	Federated Hermes MDT Small Cap Growth R6: Class Retirement Investment Adviser: Federated MDTA LLC	0.88	*	17.11	6.46
06-GKM	High Yield Bond	Federated Hermes Opportunistic HY Bd R6: Class Retirement Investment Adviser: Federated Investment Management Company	0.72	*	8.31	4.51
06-3HR	Large Cap Blend	Fidelity 500 Index: Class Other Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.02		17.86	14.41	14.81
06-6XJ	Mgd Asset Allocation	Fidelity Freedom Blend 2010 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.21		11.23	3.25
06-6XK	Mgd Asset Allocation	Fidelity Freedom Blend 2015 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.22		13.00	4.02
06-6WG	Mgd Asset Allocation	Fidelity Freedom Blend 2020 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.23		14.56	4.74
06-6XF	Mgd Asset Allocation	Fidelity Freedom Blend 2025 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.24		16.12	5.50
06-6WY	Mgd Asset Allocation	Fidelity Freedom Blend 2030 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.26		17.16	6.33
06-6X4	Mgd Asset Allocation	Fidelity Freedom Blend 2035 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.27		18.66	7.71
06-6XM	Mgd Asset Allocation	Fidelity Freedom Blend 2040 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.27		21.35	9.25
06-6X6	Mgd Asset Allocation	Fidelity Freedom Blend 2045 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.27		22.90	9.77
06-6XG	Mgd Asset Allocation	Fidelity Freedom Blend 2050 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.27		22.89	9.79
06-6XN	Mgd Asset Allocation	Fidelity Freedom Blend 2055 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.27		22.85	9.77
06-6X7	Mgd Asset Allocation	Fidelity Freedom Blend 2060 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.27		22.85	9.78
06-6XH	Mgd Asset Allocation	Fidelity Freedom Blend 2065 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.27		22.90	9.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-77N	Mgd Asset Allocation	Fidelity Freedom Blend 2070 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.27	22.42
06-6WX	Mgd Asset Allocation	Fidelity Freedom Blend Ret K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.21	10.30	2.58
06-76P	World Stock	Fidelity Advisor® Global EquityInc Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;	0.82	26.10
06-GHM	Mgd Asset Allocation	Fidelity Advisor Freedom 2010 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.24	11.45	3.41
06-GHN	Mgd Asset Allocation	Fidelity Advisor Freedom 2015 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.26	13.20	4.16
06-GHP	Mgd Asset Allocation	Fidelity Advisor Freedom 2020 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.28	14.85	4.91
06-GHR	Mgd Asset Allocation	Fidelity Advisor Freedom 2025 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.32	16.44	5.64
06-GHT	Mgd Asset Allocation	Fidelity Advisor Freedom 2030 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.36	17.57	6.46
06-GHV	Mgd Asset Allocation	Fidelity Advisor Freedom 2035 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.40	19.04	7.80
06-GHW	Mgd Asset Allocation	Fidelity Advisor Freedom 2040 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.44	21.77	9.33
06-GHX	Mgd Asset Allocation	Fidelity Advisor Freedom 2045 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.46	23.32	9.87
06-GHY	Mgd Asset Allocation	Fidelity Advisor Freedom 2050 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.46	23.41	9.86
06-GJC	Mgd Asset Allocation	Fidelity Advisor Freedom 2055 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.46	23.37	9.86
06-GJF	Mgd Asset Allocation	Fidelity Advisor Freedom 2060 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.46	23.45	9.87
06-63Y	Mgd Asset Allocation	Fidelity Advisor Freedom 2065 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.46	23.33	9.86
06-77P	Mgd Asset Allocation	Fidelity Advisor Freedom 2070 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.46	22.90

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-GJG	Mgd Asset Allocation	Fidelity Advisor Freedom Retirement K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.24	10.48	2.72
06-FVF	Balanced	Fidelity Advisor® Balanced Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.39	15.30
06-4N6	Foreign Growth	Fidelity Advisor China Region Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;	0.77	42.79	3.05
06-FVG	Foreign Growth	Fidelity Advisor Diversified Intl Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;	0.72	27.90	6.75	8.53
06-FVH	Large Cap Blend	Fidelity Advisor Diversified Stock Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;	0.44	13.96	13.99	15.31
06-4RH	Large Cap Growth	Fidelity Advisor Growth Opps Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.60	22.60	11.45	20.34
06-4G3	Specialty	Fidelity Advisor Industrials Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.59	24.91	14.82

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FVJ	Foreign Growth	Fidelity Advisor Intl Cap App Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;	0.78		18.89	6.33
06-4G4	Specialty	Fidelity Advisor Intl Real Estate Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.78		22.92	-0.91
06-4XH	Foreign Small/Mid Eqty	Fidelity Advisor Intl Small Cap Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;	0.83		24.82	7.26
06-6JF	Intermediate Term Bond	Fidelity Advisor Investment Gr Bd Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.36	*	7.30	0.01
06-3HN	Mid Cap Value	Fidelity Advisor Mid Cap Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.75		13.12	13.82
06-6YV	Balanced	Fidelity Advisor Multi-Asset Income Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.74		14.23	7.62

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FVK	Large Cap Growth	Fidelity Advisor New Insights Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.53		23.18	15.62	15.89
06-73J	High Yield Bond	Fidelity Advisor Short Dur Hi Inc Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Ltd;	0.66	*	7.81	4.60
06-4TT	Small Cap Value	Fidelity Advisor Small Cap Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.84		8.28	10.93
06-74C	Small Cap Blend	Fidelity Advisor Stock Selector Sm Cp Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;	0.73		14.50	9.97
06-FVM	Intermediate Term Bond	Fidelity Advisor Total Bond Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.36	*	7.59	0.66	3.16
06-6PM	Mid Cap Value	Fidelity Advisor Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;	0.68		11.51	12.72
06-6FN	Large Cap Growth	Fidelity Blue Chip Growth K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45		21.33	14.81

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-6HR	Large Cap Growth	Fidelity Contrafund K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45	22.27	15.57	0.00
06-77R	Mgd Asset Allocation	Fidelity Freedom Index 2070 Investor: Class Inv Investment Adviser: Fidelity Management & Research Company LLC	0.12	21.43
06-67W	Mgd Asset Allocation	Fidelity Freedom Index Ret Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	9.32	2.61
06-49Y	Mgd Asset Allocation	Fidelity Freedom Index 2010 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	10.21	3.19	5.36
06-4C4	Mgd Asset Allocation	Fidelity Freedom Index 2015 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	11.69	3.91	6.20
06-4C6	Mgd Asset Allocation	Fidelity Freedom Index 2020 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	13.35	4.63	6.93
06-4C7	Mgd Asset Allocation	Fidelity Freedom Index 2025 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	14.84	5.33	7.61
06-4C9	Mgd Asset Allocation	Fidelity Freedom Index 2030 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	15.89	6.13	8.58
06-4CC	Mgd Asset Allocation	Fidelity Freedom Index 2035 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	17.32	7.47	9.77
06-4CF	Mgd Asset Allocation	Fidelity Freedom Index 2040 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	19.88	8.98	10.70
06-4CG	Mgd Asset Allocation	Fidelity Freedom Index 2045 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	21.40	9.52	10.96
06-4CH	Mgd Asset Allocation	Fidelity Freedom Index 2050 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	21.40	9.51	10.96
06-4CJ	Mgd Asset Allocation	Fidelity Freedom Index 2055 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	21.40	9.51	10.97
06-4CK	Mgd Asset Allocation	Fidelity Freedom Index 2060 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	21.38	9.51	10.96
06-4F3	Mgd Asset Allocation	Fidelity Freedom Index 2065 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	21.45	9.51
06-4F4	Mgd Asset Allocation	Fidelity Freedom Index Ret Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	9.23	2.55	4.10

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-6H7	Managed Asset Allocation	Fidelity Freedom Index 2010 Instl Prem: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.08	10.16	3.22	5.41
06-67Y	Mgd Asset Allocation	Fidelity Freedom Index 2010 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	10.28	3.26
06-6H9	Managed Asset Allocation	Fidelity Freedom Index 2015 Instl Prem: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.08	11.81	3.96	6.25
06-69C	Mgd Asset Allocation	Fidelity Freedom Index 2015 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	11.83	3.98
06-6HW	Managed Asset Allocation	Fidelity Freedom Index 2020 Instl Prem: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.08	13.40	4.66	6.98
06-69F	Mgd Asset Allocation	Fidelity Freedom Index 2020 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	13.43	4.69
06-6HC	Managed Asset Allocation	Fidelity Freedom Index 2025 Instl Prem: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.08	14.94	5.39	7.66
06-69G	Mgd Asset Allocation	Fidelity Freedom Index 2025 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	14.92	5.41
06-6HF	Managed Asset Allocation	Fidelity Freedom Index 2030 Instl Prem: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.08	15.93	6.18	8.63
06-69H	Mgd Asset Allocation	Fidelity Freedom Index 2030 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	15.97	6.20
06-6HG	Managed Asset Allocation	Fidelity Freedom Index 2035 Instl Prem: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.08	17.36	7.52	9.82
06-69J	Mgd Asset Allocation	Fidelity Freedom Index 2035 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	17.39	7.55
06-6HH	Managed Asset Allocation	Fidelity Freedom Index 2040 Instl Prem: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.08	19.93	9.04	10.75
06-69K	Mgd Asset Allocation	Fidelity Freedom Index 2040 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	19.97	9.06
06-6HJ	Managed Asset Allocation	Fidelity Freedom Index 2045 Instl Prem: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.08	21.44	9.56	11.01
06-69M	Mgd Asset Allocation	Fidelity Freedom Index 2045 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	21.43	9.57
06-6HK	Managed Asset Allocation	Fidelity Freedom Index 2050 Instl Prem: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.08	21.42	9.55	11.01

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-69N	Mgd Asset Allocation	Fidelity Freedom Index 2050 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	21.49	9.59
06-6HM	Managed Asset Allocation	Fidelity Freedom Index 2055 Instl Prem: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.08	21.48	9.55	11.01
06-69P	Mgd Asset Allocation	Fidelity Freedom Index 2055 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	21.46	9.58
06-6HN	Managed Asset Allocation	Fidelity Freedom Index 2060 Instl Prem: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.08	21.47	9.56	11.02
06-69R	Mgd Asset Allocation	Fidelity Freedom Index 2060 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	21.50	9.58
06-6HP	Managed Asset Allocation	Fidelity Freedom Index 2065 Instl Prem: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.08	21.48	9.56	0.00
06-69T	Mgd Asset Allocation	Fidelity Freedom Index 2065 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	21.51	9.58
06-77T	Mgd Asset Allocation	Fidelity Freedom Index 2070 Instl Prem: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.08	21.45
06-77V	Mgd Asset Allocation	Fidelity Freedom Index 2070 Premier: Class A*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	21.57
06-6H6	Managed Asset Allocation	Fidelity Freedom Index Ret Instl Prem: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.08	9.26	2.59	4.15
06-3WN	Diversified Emerging Markets	Fidelity Emerging Markets Idx: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.08	33.94	3.95	8.26
06-6WW	Diversified Emerging Markets	Fidelity Emerging Markets K: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;	0.74	31.18	3.65	10.30
06-3WJ	Mid Cap Blend	Fidelity Extended Market Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.04	11.40	6.20	11.02

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-77Y	Mid Cap Growth	Fidelity Growth Strategies K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.46		12.76	9.36
06-3WK	Inflation-Protec Bond	Fidelity Inflation-Prot Bd Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.05		6.79	1.04	3.03
06-3HX	Foreign Blend	Fidelity International Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.04		31.96	9.13	8.42
06-4H6	Foreign Blend	Fidelity Intl Sustainability Idx: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.20		29.82	6.56
06-6PP	Cash	Fidelity Inv MM Government Instl: Class Inst** Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.14	*	4.24	3.19	2.12
06-4RK	Large Cap Growth	Fidelity Large Cap Growth Idx: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.04		18.53	15.30
06-4RJ	Large Cap Value	Fidelity Large Cap Value Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.04		15.89	11.31
06-3HW	Mid Cap Blend	Fidelity Mid Cap Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.03		10.57	8.67	11.01
06-4N3	Balanced	Fidelity Multi-Asset Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC	0.11	*	20.15	9.23	10.56
06-73Y	Large Cap Growth	Fidelity Nasdaq Composite Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.29		21.11	13.46	17.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-3WP	Specialty	Fidelity Real Estate Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.07	3.03	4.70	3.81
06-74H	Specialty	Fidelity Select Health Care: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.63	14.40	3.97	8.99
06-74M	Small Cap Growth	Fidelity Small Cap Growth K6: Class Retirement*** Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.61	11.38	5.99
06-3HV	Small Cap Blend	Fidelity Small Cap Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.03	12.93	6.20	9.76
06-4H4	Intermediate Term Bond	Fidelity Sustainability Bond Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.10	7.01	-0.50
06-3WH	Foreign Blend	Fidelity Total International Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.06	32.62	7.87
06-3MR	Large Cap Blend	Fidelity Total Market Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.02	17.05	13.09	14.23
06-3X3	Large Cap Blend	Fidelity U.S. Sustainability Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.11	18.78	14.72
06-3HT	Intermediate Term Bond	Fidelity U.S. Bond Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.03	7.13	-0.43	1.96

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3VC	World Allocation	First Eagle Global R6: Class Retirement Investment Adviser: First Eagle Investment Management, LLC	0.79		31.98	12.08
06-6NG	Specialty	First Eagle Gold R6: Class Retirement Investment Adviser: First Eagle Investment Management, LLC	0.83		129.08	20.02
06-3VF	Foreign Blend	First Eagle Overseas R6: Class Retirement Investment Adviser: First Eagle Investment Management, LLC	0.80		39.15	9.78
06-6MW	Small Cap Value	First Eagle Small Cap Opportunity R6: Class Retirement Investment Adviser: First Eagle Investment Management, LLC	1.01		13.40
06-74K	Specialty	Franklin Convertible Securities R6: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.51	*	13.88	5.84	12.49
06-CXH	Intermediate Term Bond	Franklin Core Plus Bond Fund R6: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.37	*	7.68	2.21	3.49
06-3RY	Large Cap Growth	Franklin DynaTech R6: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.44		18.85	8.84	17.12
06-3T3	Large Cap Value	Franklin Equity Income R6: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.50	*	17.30	12.28	11.52
06-4PN	Large Cap Growth	Franklin Growth Opportunities R6: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.57		8.34	7.34	13.33
06-FXP	Large Cap Growth	Franklin Growth R6: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.46		15.62	9.97	14.16
06-GKR	Balanced	Franklin Income R6: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.42		12.47	8.07	7.88
06-3T4	Foreign Growth	Franklin Intl Growth R6: Class Retirement Investment Adviser: Franklin Templeton Institutional, LLC	0.76	*	10.60	-2.29	6.92
06-3TN	Balanced	Franklin Managed Income R6: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.59	*	10.62	6.21	7.34
06-FXR	World Stock	Franklin Mutual Global Discovery R6: Class Retirement Investment Adviser: Franklin Mutual Advisers, LLC	0.88		23.73	12.35	9.03
06-3T6	World Allocation	Franklin Mutual Quest R6: Class Retirement Investment Adviser: Franklin Mutual Advisers, LLC	0.72	*	17.71	8.06	6.57
06-4PG	Specialty	Franklin Real Estate Securities R6: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.66	*	2.63	4.49	4.76
06-3T7	Large Cap Blend	Franklin Rising Dividends R6: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.52		12.24	9.85	12.35

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3T9	Small Cap Growth	Franklin Small Cap Growth R6: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.66		7.92	2.21	10.57
06-GKT	Small Cap Value	Franklin Small Cap Value R6: Class Retirement*** Investment Adviser: Franklin Mutual Advisers, LLC	0.60	*	7.67	9.14	10.16
06-3TC	Mid Cap Growth	Franklin Small-Mid Cap Growth R6: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.51	*	3.11	1.54	10.62
06-3RV	Int Government Bond	Franklin US Government Secs R6: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.52	*	7.25	-0.05	1.17
06-FNP	Specialty	Franklin Utilities R6: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.50	*	15.37	11.11	11.05
06-GKV	Short Term Bond	Frost Credit Institutional: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.66		5.46	4.39	5.48
06-GKW	Large Cap Growth	Frost Growth Equity Inst: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.66		15.15	13.23	16.16
06-GKX	Short Term Bond	Frost Total Return Bond Inst: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.46		5.77	3.68	3.87
06-4PV	Intermediate Term Bond	Goldman Sachs Core Fixed Income R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.37	*	7.69	-0.38	2.31
06-3GG	Diversified Emerging Markets	Goldman Sachs Emerging Markets Eq R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	1.03	*	32.79	1.09	8.02
06-CXJ	Cash	Goldman Sachs FS Government R6: Class Retirement** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.18		4.21	3.19	2.12
06-74J	Foreign Growth	Goldman Sachs GQG Ptnrs Intl Opps R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P. Investment Subadviser: GQG Partners LLC	0.75	*	20.88	9.22
06-6YX	Foreign Value	Goldman Sachs International Eq Inc R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.83	*	34.28	12.83
06-CXM	Foreign Blend	Goldman Sachs Intl Eq Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.81	*	40.64	11.43	9.55
06-CXN	Large Cap Growth	Goldman Sachs Large Cap Gr Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.55	*	15.56	14.61	16.30
06-CXP	Large Cap Value	Goldman Sachs Large Cp Val Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.55	*	15.31	12.32	10.64

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CXR	Mid Cap Blend	Goldman Sachs Mid Cap Value R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.83		9.65	10.08	10.10
06-CXK	Mid Cap Growth	Goldman Sachs Mid Cap Growth R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.84	*	7.44	4.88	11.75
06-46M	Small Cap Blend	Goldman Sachs Small Cap Eq Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.83	*	15.57	10.32	10.61
06-CXT	Small Cap Value	Goldman Sachs Small Cap Value R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.96	*	10.71	7.48	8.06
06-4NP	Mid Cap Growth	Goldman Sachs Small/Mid Cap Growth R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.92		1.98	0.29	10.04
06-FXT	Large Cap Blend	Goldman Sachs US Equity Insights R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.56	*	15.52	13.97	13.95
06-6KG	Intermediate Term Bond	Guggenheim Macro Opportunities R6: Class Retirement Investment Adviser: Guggenheim Partners Investment Mgmt LLC	0.94	*	7.57	3.61
06-6KF	Intermediate Term Bond	Guggenheim Total Return Bond R6: Class Retirement Investment Adviser: Guggenheim Partners Investment Mgmt LLC	0.42	*	8.25	0.25
06-3MT	World Stock	GuideStone Funds Aggressive Allc Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Parametric Portfolio Associates LLC	1.09		19.59	9.01	10.46
06-3MV	Balanced	GuideStone Funds Balanced Allc Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Parametric Portfolio Associates LLC	0.98		12.48	4.31	6.24
06-3MW	Balanced	GuideStone Funds Conservative Allc Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Parametric Portfolio Associates LLC	0.94		9.46	3.45	4.42
06-3MX	Balanced	GuideStone Funds Defensv Mkt Strats Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Shenkman Capital Management Inc;Parametric Portfolio Associates LLC;PGIM LLC;Wellington Management Company LLP;Neuberger Berman Investment Advisers LLC;	0.92		10.12	6.18	8.11

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3YV	Diversified Emerging Markets	GuideStone Funds Emerging Mkts Eq Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Goldman Sachs Asset Management, L.P.; Parametric Portfolio Associates LLC;Wellington Management Company LLP;AQR Capital Management LLC;RBC Global Asset Management (UK) Limited;	1.05	*	34.85	4.58	8.46
06-3YW	Large Cap Blend	GuideStone Funds Equity Index Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Legal & General Investment Management America Inc	0.12		17.07	14.04	14.67
06-3YY	World Bond	GuideStone Funds Global Bond Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Loomis, Sayles & Company LP;MFS Institutional Advisors Inc;Parametric Portfolio Associates LLC;Neuberger Berman Investment Advisers LLC;	0.57		7.93	-0.51	2.74
06-43C	Specialty	GuideStone Funds Global Rl Est Secs Inst: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Heitman Real Estate Securities LLC; RREEF America L.L.C.;	0.91		8.98	3.88	4.73
06-43F	Large Cap Growth	GuideStone Funds Growth Equity Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Sands Capital Management, LLC; Parametric Portfolio Associates LLC;William Blair Investment Management, LLC;	0.65		13.17	10.10	14.66
06-43G	Foreign Blend	GuideStone Funds International Eq Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Altrinsic Global Advisors LLC;MFS Institutional Advisors Inc;Parametric Portfolio Associates LLC;WCM Investment Management;Wellington Management Company LLP;AQR Capital Management LLC;	0.85		28.12	8.30	8.49
06-43H	Intermediate Term Bond	GuideStone Funds Medium-Dur Bd Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Loomis, Sayles & Company LP;Goldman Sachs Asset Management, L.P.;Guggenheim Partners Investment Mgmt LLC; Parametric Portfolio Associates LLC;Pacific Investment Management Company, LLC;	0.41		8.22	-0.41	2.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-43J	Small Cap Blend	GuideStone Funds Small Cap Equity Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: TimesSquare Capital Management, LLC; American Century Investment Management Inc;Jacobs Levy Equity Management, Inc.;Parametric Portfolio Associates LLC;Driehaus Capital Management LLC;Nomura Investments Fund Advisers;	0.95		6.06	6.22	9.04
06-43M	Large Cap Value	GuideStone Funds Value Equity Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: TCW Investment Management Co LLC; Parametric Portfolio Associates LLC;American Century Investment Management;Barrow Hanley Mewhinney & Strauss;	0.63		14.23	11.51	10.36
06-3MY	Balanced	GuideStone Funds Mod Agrsv Allc Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Parametric Portfolio Associates LLC	1.05		16.11	6.76	8.45
06-49R	Large Cap Growth	Harbor Capital Appreciation Retirement: Class Retirement Investment Adviser: Harbor Capital Advisors Inc Investment Subadviser: Jennison Associates LLC	0.59	*	14.04	10.57
06-6JR	Intermediate Term Bond	Harbor Core Bond Retirement: Class Retirement Investment Adviser: Harbor Capital Advisors Inc Investment Subadviser: Income Research + Management	0.26	*	7.10	-0.34	0.00
06-49T	Mid Cap Value	Harbor Mid Cap Value Retirement: Class Retirement Investment Adviser: Harbor Capital Advisors Inc Investment Subadviser: LSV Asset Management	0.77	*	16.01	13.24
06-6Y4	Small Cap Growth	Harbor Small Cap Growth Retirement: Class Retirement Investment Adviser: Harbor Capital Advisors Inc Investment Subadviser: Westfield Capital Management Company, L.P.	0.80		11.47	4.08
06-3P9	Balanced	Hartford Balanced Income R6: Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Wellington Management Company LLP	0.56		11.09	5.17	7.01
06-3XH	World Stock	Hartford Climate Opportunities R6: Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Schroder Investment Management North America Ltd;Wellington Management Company LLP;Schroder Investment Management North America Inc.;	0.69	*	18.98	5.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3YJ	Large Cap Blend	Hartford Core Equity R6: Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Wellington Management Company	0.36		14.75	12.23	13.64
06-3NY	Large Cap Value	Hartford Dividend and Growth R6: Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Wellington Management Company	0.63		17.21	12.57	12.41
06-6W9	Large Cap Value	Hartford Equity Income R6: Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Wellington Management Company	0.65		15.26	11.27	10.97
06-3P4	Large Cap Growth	Hartford Growth Opportunities R6: Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Wellington Management Company	0.73		13.69	9.24	15.64
06-3WC	Foreign Growth	Hartford International Growth R6: Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Wellington Management Company LLP	0.85	*	27.29	4.26
06-3F7	Foreign Blend	Hartford International Opportunities R6: Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Wellington Management Company LLP	0.69		30.32	6.95	8.15
06-39T	Mid Cap Growth	Hartford MidCap R6: Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Wellington Management Company	0.76		-0.50	0.26	8.06
06-3NX	Foreign Blend	Hartford Schroders International Stk SDR: Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;	0.69		26.16	7.56	9.75
06-3NW	Foreign Value	Hartford Schroders Intl Multi-Cp Val SDR: Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;	0.76		46.09	12.37	9.36
06-3P6	Intermediate Term Bond	Hartford Total Return Bond R6: Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Wellington Management Company	0.32		7.28	0.06	2.76
06-3P7	World Bond	Hartford World Bond R6: Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Wellington Management Company	0.63		5.12	1.73	2.34

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4PM	Large Cap Value	Invesco Comstock R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.44		17.53	15.67	12.34
06-7F3	Large Cap Growth	Invesco American Franchise R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.61		11.93	10.65	15.15
06-3G7	Intermediate Term Bond	Invesco Core Plus Bond R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.44	*	7.54	0.20	3.00
06-3W4	Intermediate Term Bond	Invesco Corporate Bond R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.34		7.73	0.33	4.06
06-DDD	Diversified Emerging Markets	Invesco Developing Markets R6: Class Retirement Investment Adviser: Invesco Advisers, Inc. Investment Subadviser: Invesco Asset Management Ltd	0.88		28.84	-0.14	6.43
06-3F3	Mid Cap Growth	Invesco Discovery Mid Cap Growth R6: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.67		5.18	4.16	11.52
06-6XY	Small Cap Growth	Invesco Discovery R6: Class Retirement*** Investment Adviser: Invesco Advisers, Inc.	0.65		16.96	6.23	13.90
06-CXV	Large Cap Value	Invesco Diversified Dividend R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.47		15.95	11.09	9.44
06-46C	Large Cap Blend	Invesco Equally-Wtd S&P 500 R6: Class Retirement Investment Adviser: Invesco Advisers, Inc. Investment Subadviser: Invesco Capital Management LLC	0.18		11.25	10.28	11.53
06-CXW	Foreign Growth	Invesco EQV International Equity R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.86		16.38	3.69	6.22
06-4FY	Foreign Small/Mid Eqty	Invesco International Small Company R6: Class Retirement Investment Adviser: Invesco Advisers, Inc. Investment Subadviser: Invesco Asset Management Limited	1.06	*	26.42	8.52	9.01
06-FXV	Specialty	Invesco Floating Rate ESG R6: Class Retirement Investment Adviser: Invesco Advisers, Inc. Investment Subadviser: Invesco Senior Secured Management Inc	0.81		4.86	5.71	5.34
06-FYW	World Stock	Invesco Global Opportunities R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.77		7.51	-7.09	5.71
06-FYV	World Stock	Invesco Global R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.72		15.61	7.42	11.20
06-34Y	Specialty	Invesco Gold & Special Minerals R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.66		131.89	18.00	21.56

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-FYX	World Bond	Invesco International Bond R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.76	17.20	0.47	3.20
06-FCC	Foreign Small/Mid Eqty	Invesco International Small-Mid Com R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.99	17.19	-0.43	6.81
06-FNC	Foreign Growth	Invesco International Growth R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.73	16.29	2.40	6.02
06-GCC	Specialty	Invesco Senior Floating Rate R6: Class Retirement Investment Adviser: Invesco Advisers, Inc. Investment Subadviser: Invesco Senior Secured Management Inc	0.78	5.41	6.95	4.90
06-CXX	Small Cap Growth	Invesco Small Cap Growth R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.75	6.11	-0.48	9.45
06-6PR	Small Cap Value	Invesco Small Cap Value R6: Class Retirement*** Investment Adviser: Invesco Advisers, Inc.	0.72	18.06	21.18
06-6CH	Specialty	Invesco SteelPath MLP Income R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	8.68	7.94	24.31	10.88
06-6KP	Mid Cap Value	Invesco Value Opportunities R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.67	20.59	20.30
06-3VK	Foreign Blend	iShares MSCI EAFE Intl Idx K: Class Retirement Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock Fund Advisors	0.05	31.73	9.12	8.37
06-46N	Foreign Blend	iShares MSCI Total Intl Idx K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.09	32.57	7.71	8.36
06-46P	Large Cap Blend	iShares Russell 1000 Large-Cap Idx K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.06	17.27	13.54	14.51
06-3GR	Small Cap Blend	iShares Russell 2000 Small-Cap Idx K: Class Retirement Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock Fund Advisors	0.07	12.83	6.11	9.66
06-3GM	Mid Cap Blend	iShares Russell Mid-Cap Index K: Class Retirement Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock Fund Advisors	0.04	10.48	8.67	10.99
06-3G4	Large Cap Blend	iShares S&P 500 Index K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.03	17.83	14.38	14.79
06-3XR	Large Cap Blend	iShares Total US Stock Market Idx K: Class Retirement Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock Fund Advisors	0.02	17.11	13.18	14.32

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3VM	Intermediate Term Bond	iShares US Aggregate Bond Index K: Class Other Investment Adviser: BlackRock Fund Advisors	0.05		7.15	-0.41	1.96
06-CYC	Balanced	Janus Henderson Balanced N: Class N Investment Adviser: Janus Henderson Investors US LLC	0.57		15.14	8.53	10.22
06-4TJ	World Bond	Janus Henderson Developed World Bond N: Class N Investment Adviser: Janus Henderson Investors US LLC	0.57	*	6.56	-0.95	2.66
06-CYF	Mid Cap Growth	Janus Henderson Enterprise N: Class N Investment Adviser: Janus Henderson Investors US LLC	0.66		7.75	7.72	12.79
06-CYG	Intermediate Term Bond	Janus Henderson Flexible Bond N: Class N Investment Adviser: Janus Henderson Investors US LLC	0.40	*	7.62	-0.05	2.51
06-3CM	Specialty	Janus Henderson Glb Tech and Innovt N: Class N Investment Adviser: Janus Henderson Investors US LLC	0.69		25.05	13.66
06-GMJ	Foreign Value	Janus Henderson Global Equity Income N: Class N Investment Adviser: Janus Henderson Investors US LLC	0.69		30.25	10.42	7.96
06-3WT	Specialty	Janus Henderson Global Life Sciences N: Class N Investment Adviser: Janus Henderson Investors US LLC	0.68		24.99	7.77
06-3GW	Multisector Bond	Janus Henderson Multi-Sector Income N: Class N Investment Adviser: Janus Henderson Investors US LLC	0.58	*	9.69	3.39	4.87
06-6CC	Foreign Blend	Janus Henderson Overseas N: Class N Investment Adviser: Janus Henderson Investors US LLC	0.69		28.94	9.47	9.30
06-FCH	Small Cap Value	Janus Henderson Small Cap Value N: Class N Investment Adviser: Janus Henderson Investors US LLC	0.98		7.89	7.64	7.81
06-CYH	Small Cap Growth	Janus Henderson Triton N: Class N Investment Adviser: Janus Henderson Investors US LLC	0.67		9.80	2.68	9.70
06-3P3	Small Cap Growth	Janus Henderson Venture N: Class N Investment Adviser: Janus Henderson Investors US LLC	0.67		9.10	3.46	9.84
06-3GN	Mgd Asset Allocation	JHancock 2010 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	10.74	4.13	5.93
06-3H3	Mgd Asset Allocation	JHancock 2015 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.37	*	11.58	4.49	6.37
06-3H4	Mgd Asset Allocation	JHancock 2020 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.36	*	12.50	4.83	6.91

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3H6	Mgd Asset Allocation	JHancock 2025 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.35	*	13.36	5.42	7.71
06-3H7	Mgd Asset Allocation	JHancock 2030 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.33	*	15.19	6.42	8.64
06-3H9	Mgd Asset Allocation	JHancock 2035 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	16.91	7.47	9.50
06-3J3	Mgd Asset Allocation	JHancock 2040 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	18.18	8.52	10.27
06-3HF	Mgd Asset Allocation	JHancock 2045 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	19.25	9.38	10.73
06-3HG	Mgd Asset Allocation	JHancock 2050 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	20.03	9.78	10.93
06-3HH	Mgd Asset Allocation	JHancock 2055 Lifetime Blend Pft R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.31	*	20.04	9.78	10.93
06-3HJ	Mgd Asset Allocation	JHancock 2060 Lifetime Blend Pft R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	20.12	9.80
06-3TF	Balanced	JHancock Balanced R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.62	*	16.09	8.79	9.86
06-3HM	Intermediate Term Bond	JHancock Bond R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.35	*	7.77	0.15	2.92
06-4TN	Mid Cap Value	JHancock Disciplined Value Mid Cap R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Boston Partners Global Investors, Inc	0.74	*	11.39	11.17	10.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3VV	Large Cap Blend	JHancock Fundamental Large Cap Core R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.66	*	10.32	11.70	12.63
06-79C	World Stock	JHancock Global Environmental Opps R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Pictet Asset Management SA	0.85	*	6.52
06-64P	Foreign Growth	JHancock International Growth R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Wellington Management Company LLP	0.89	*	29.93	5.61	8.99
06-3TG	Intermediate Term Bond	JHancock Investment Grade Bond R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.38	*	7.74	-0.17	2.36
06-4FG	Balanced	JHancock Multimanager Lifestyle Agrsv R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	1.02		17.50	8.44	10.35
06-4FC	Balanced	JHancock Multimanager Lifestyle Bal R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.92		13.72	5.89	7.77
06-4F7	Balanced	JHancock Multimanager Lifestyle Cnsrv R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.81		9.47	3.04	4.63
06-4FF	Balanced	JHancock Multimanager Lifestyle Gr R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.98		16.08	7.41	9.20
06-4F9	Balanced	JHancock Multimanager Lifestyle Mod R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.88		11.43	4.49	6.22
06-3VT	Large Cap Growth	JHancock U.S. Global Leaders Growth R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Sustainable Growth Advisers, LP	0.77	*	3.17	5.98	12.35
06-6HY	Intermediate Term Bond	JPMorgan Core Bond R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.30	*	7.54	0.25	2.43
06-3W6	Intermediate Term Bond	JPMorgan Core Plus Bond R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.38	*	8.06	0.63	2.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4CN	Diversified Emerging Markets	JPMorgan Emerging Markets Equity R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.74	*	40.37	0.87	9.79
06-FXY	Large Cap Value	JPMorgan Equity Income R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.45		14.87	10.92	11.12
06-4FH	World Allocation	JPMorgan Global Allocation R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.65	*	15.05	4.75
06-4GH	World Bond	JPMorgan Global Bond Opportunities R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.51	*	8.62	2.86	4.57
06-FYF	Int Government Bond	JPMorgan Government Bond R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.30	*	7.14	-0.35
06-3W3	Balanced	JPMorgan Income Builder R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.52	*	13.59	4.96
06-4GJ	Multisector Bond	JPMorgan Income R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.39	*	7.64	3.36	4.68
06-3GJ	Large Cap Growth	JPMorgan Large Cap Growth R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	14.40	12.97	18.56
06-3GF	Large Cap Value	JPMorgan Large Cap Value R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	15.95	13.24	12.46
06-FYH	Mid Cap Growth	JPMorgan Mid Cap Growth R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.65	*	8.78	4.50	12.35
06-FYK	Mid Cap Value	JPMorgan Mid Cap Value R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.60	*	5.09	9.89
06-4MR	Small Cap Blend	JPMorgan Small Cap Equity I: Class Inst Investment Adviser: J.P. Morgan Investment Management, Inc.	0.99	*	-2.64	3.13	8.60
06-3JM	Small Cap Growth	JPMorgan Small Cap Growth R6: Class Retirement*** Investment Adviser: J.P. Morgan Investment Management, Inc.	0.74	*	6.60	-2.43	11.10
06-44Y	Small Cap Value	JPMorgan Small Cap Value R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.74	*	12.41	9.93	9.01
06-46T	Mgd Asset Allocation	JPMorgan SmartRetirement® 2025 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.35	*	12.69	5.04	6.98
06-46V	Mgd Asset Allocation	JPMorgan SmartRetirement® 2030 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.35	*	14.45	6.19	7.96

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-46W	Mgd Asset Allocation	JPMorgan SmartRetirement® 2035 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.39	*	15.73	7.58	9.02
06-46X	Mgd Asset Allocation	JPMorgan SmartRetirement® 2040 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.39	*	16.86	8.48	9.77
06-46Y	Mgd Asset Allocation	JPMorgan SmartRetirement® 2045 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.39	*	17.63	9.21	10.23
06-47C	Mgd Asset Allocation	JPMorgan SmartRetirement® 2050 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.39	*	18.19	9.45	10.34
06-47F	Mgd Asset Allocation	JPMorgan SmartRetirement® 2055 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.39	*	18.18	9.45	10.35
06-47G	Mgd Asset Allocation	JPMorgan SmartRetirement® 2060 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.39	*	18.15	9.46
06-6RC	Mgd Asset Allocation	JPMorgan SmartRetirement® 2065 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.40	*	18.09
06-GGP	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2025 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	13.55	5.34	7.15
06-GGR	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2030 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	15.63	6.59	8.20
06-GGT	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2035 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	17.39	7.91	9.17
06-GGV	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2040 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	18.77	8.88	9.93
06-GGW	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2045 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	19.70	9.65	10.38
06-GGX	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2050 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	20.41	9.92	10.55
06-GGY	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2055 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	20.37	9.93	10.53
06-GHC	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2060 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	20.45	9.97
06-6R9	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	20.04
06-GHF	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend Inc R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	13.19	4.72	5.90

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-47H	Mgd Asset Allocation	JPMorgan SmartRetirement® Income R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.34	*	12.40	4.50	5.78
06-4TC	Large Cap Blend	JPMorgan US Equity R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	14.74	13.69	15.00
06-6XT	Large Cap Blend	JPMorgan US Research Enhanced Equity R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.25	*	16.67	14.86	14.90
06-FYN	Small Cap Blend	JPMorgan US Small Company R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.72		10.33	7.67	9.27
06-GJJ	Large Cap Value	JPMorgan Value Advantage R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.50	*	9.85	11.91
06-FRN	Intermediate Term Bond	Knights of Columbus Core Bond I: Class Inst Investment Adviser: Knights of Columbus Asset Advisors LLC	0.50	*	6.93	-0.59	2.03
06-FRP	Foreign Blend	Knights of Columbus International Eq I: Class Inst Investment Adviser: Knights of Columbus Asset Advisors LLC	1.10	*	28.68	7.21	8.79
06-FRV	Small Cap Blend	Knights of Columbus Small Cap I: Class Inst Investment Adviser: Knights of Columbus Asset Advisors LLC	0.90		11.49	8.02	8.85
06-FRR	Large Cap Growth	Knights of Columbus Large Cap Growth I: Class Inst Investment Adviser: Knights of Columbus Asset Advisors LLC	0.76		20.21	11.67	14.17
06-FRT	Large Cap Value	Knights of Columbus Large Cap Value I: Class Inst Investment Adviser: Knights of Columbus Asset Advisors LLC	0.76		17.11	13.70	11.39
06-4YN	Diversified Emerging Markets	Lazard Developing Markets Equity Instl: Class Inst Investment Adviser: Lazard Asset Management LLC	1.10	*	33.66	1.69	7.91
06-3XN	Multisector Bond	Loomis Sayles Income N: Class N Investment Adviser: Loomis, Sayles & Company LP	0.59	*	9.21	2.64	3.99
06-3JG	Small Cap Growth	Loomis Sayles Small Cap Growth N: Class N Investment Adviser: Loomis, Sayles & Company LP	0.82		3.75	2.62	10.10
06-3WF	Large Cap Value	Lord Abbett Affiliated R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.39		16.10	11.73	10.69
06-4F6	Multisector Bond	Lord Abbett Bond Debenture R6: Class Retirement Investment Adviser: Lord Abbett	0.62		8.88	2.50	5.14
06-CYJ	Small Cap Growth	Lord Abbett Developing Growth R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.60		14.77	-0.86	11.41
06-4XK	Small Cap Value	Lord Abbett Focused Small Cap Value R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.99	*	0.29	6.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CYK	High Yield Bond	Lord Abbett High Yield R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.63		7.55	3.62	5.69
06-3WG	Intermediate Term Bond	Lord Abbett Income R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.45		8.56	1.10	3.98
06-36G	Foreign Small/Mid Eqty	Lord Abbett International Opp R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.92		24.35	4.80	6.12
06-4GK	Mid Cap Value	Lord Abbett Mid Cap Stock R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.67		7.61	10.69	8.58
06-73H	Short Term Bond	Lord Abbett Short Duration Income R6: Class Retirement** Investment Adviser: Lord, Abbett & Co LLC	0.32		6.26	2.72	3.08
06-3RJ	Intermediate Term Bond	Lord Abbett Total Return R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.36		7.56	0.39	2.56
06-FYP	Mid Cap Blend	Lord Abbett Value Opportunities R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.84		0.92	6.16	8.17
06-CXY	Balanced	Nomura Balanced Fund Class R6: Class Retirement Investment Adviser: Delaware Management Company	0.65	*	12.11	8.30	8.83
06-3YK	Diversified Emerging Markets	Nomura Emerging Markets R6: Class Retirement Investment Adviser: Delaware Management Company Investment Subadviser: Macquarie Investment Management Global Limited	1.06	*	87.21	10.47
06-GMF	High Yield Bond	Nomura High Income Fund Class R6: Class Retirement Investment Adviser: Delaware Management Company	0.54	*	6.20	3.89	5.89
06-3VY	Mid Cap Growth	Nomura Mid Cap Growth R6: Class Retirement Investment Adviser: Delaware Management Company	0.68	*	1.24	0.32	11.07
06-GMG	Specialty	Nomura Science and Technology R6: Class Retirement Investment Adviser: Delaware Management Company	0.84	*	34.22	14.42	18.00
06-3CN	Small Cap Value	Nomura Small Cap Value R6: Class Retirement Investment Adviser: Delaware Management Company	0.70		8.10	9.31
06-3GP	Small Cap Blend	Nomura Small Cap Core R6: Class Retirement Investment Adviser: Delaware Management Company Investment Subadviser: Macquarie Investment Management Global Limited	0.68		4.73	6.50
06-FNR	Small Cap Blend	Nomura Smid Cap Core R6: Class Retirement Investment Adviser: Delaware Management Company	0.77	*	9.07	8.72	10.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3XY	Diversified Emerging Markets	Nomura Systematic Emerging Markets Eq R6: Class Retirement Investment Adviser: Delaware Management Company	0.64	*	27.13	1.33	8.60
06-7FG	Intermediate Term Bond	MML Barings Core Bond I: Class Inst Investment Adviser: MML Investment Advisers, LLC Investment Subadviser: Barings LLC	0.33	*	8.13	0.46	2.72
06-4TW	Small Cap Growth	MassMutual Small Cap Gr Eq I: Class Inst Investment Adviser: MML Investment Advisers, LLC Investment Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	0.88		11.42	4.30	11.73
06-47P	Intermediate Term Bond	TCW MetWest Total Return Bd Plan: Class Other Investment Adviser: Metropolitan West Asset Management, LLC.	0.37		7.86	-0.48	2.17
06-3W7	Large Cap Blend	MFS Core Equity R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.55	*	12.76	11.79	13.99
06-CYM	Emerging Market Bond	MFS Emerging Markets Debt R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.71	*	12.65	2.15	4.61
06-4TK	World Bond	MFS Global Opportunistic Bd R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.61	*	5.96	0.49	2.99
06-4FM	Specialty	MFS Global Real Estate R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.84	*	3.67	1.26	4.89
06-CYN	Large Cap Growth	MFS Growth R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.49	*	12.41	11.48	15.73
06-3MF	Foreign Blend	MFS Intl Diversification R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.73	*	27.96	6.88
06-6W7	Foreign Blend	MFS International Equity R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.64	*	23.23	8.43	9.39
06-49X	Foreign Growth	MFS International Growth R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.69	*	21.23	7.24	10.03
06-CYR	Foreign Blend	MFS International Intrinsic Value R6: Class Retirement*** Investment Adviser: Massachusetts Financial Services Company	0.66	*	33.29	7.60	10.24
06-CYP	Foreign Small/Mid Eqty	MFS International New Discovery R6: Class Retirement*** Investment Adviser: Massachusetts Financial Services Company	0.91	*	17.05	2.77	6.36
06-CYT	Large Cap Growth	MFS Massachusetts Inv Gr Stk R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.37		10.23	10.46	14.70

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GNF	Mid Cap Growth	MFS Mid Cap Growth R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.65	*	3.81	3.46	11.52
06-CYV	Mid Cap Value	MFS Mid Cap Value R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.61	*	6.49	10.43	10.15
06-CYW	Specialty	MFS Technology R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.77	*	16.47	12.40	18.60
06-3TH	Intermediate Term Bond	MFS Total Return Bond R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.36	*	7.32	0.23	2.67
06-3JR	Balanced	MFS Total Return R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.40		11.40	6.63	7.83
06-39X	Specialty	MFS Utilities R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.66	*	15.23	7.78	9.70
06-CYX	Large Cap Value	MFS Value R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.44	*	13.27	10.20	10.33
06-47R	Mid Cap Growth	Nationwide Geneva Mid Cap Gr R6: Class Retirement Investment Adviser: Nationwide Fund Advisors Investment Subadviser: Geneva Capital Management, LLC	0.75		-2.08	3.63	9.73
06-47T	Small Cap Growth	Nationwide Geneva Small Cap Gr R6: Class Retirement Investment Adviser: Nationwide Fund Advisors Investment Subadviser: Geneva Capital Management, LLC	0.83		-8.24	1.17	9.30
06-4MT	Specialty	Nationwide NYSE Arca Tech 100 Idx R6: Class Retirement Investment Adviser: Nationwide Fund Advisors Investment Subadviser: Mellon Investments Corporation	0.29		20.29	13.72	16.82
06-6YM	Small Cap Growth	Needham Aggressive Growth Institutional: Class Inst Investment Adviser: Needham Investment Management, LLC	1.20	*	27.09	15.33
06-4FW	High Yield Bond	Neuberger High Income Bond R6: Class Retirement Investment Adviser: Neuberger Berman Investment Advisers LLC	0.61		8.78	3.96	5.68
06-47J	Small Cap Blend	Neuberger Intrinsic Value R6: Class Retirement Investment Adviser: Neuberger Berman Investment Advisers LLC	0.86		18.38	8.03
06-4XP	Large Cap Value	Neuberger Large Cap Value R6: Class Retirement Investment Adviser: Neuberger Berman Investment Advisers LLC	0.50		20.97	11.00
06-3XP	Small Cap Growth	Neuberger Small Cap Growth R6: Class Retirement Investment Adviser: Neuberger Berman Investment Advisers LLC	0.81	*	10.15	3.96

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-64R	Multisector Bond	Neuberger Strategic Income R6: Class Retirement Investment Adviser: Neuberger Berman Investment Advisers LLC	0.50		9.52	3.37	4.60
06-3R7	Large Cap Blend	Neuberger Quality Equity R6: Class Retirement Investment Adviser: Neuberger Berman Investment Advisers LLC	0.59		17.69	14.19	13.78
06-49V	Large Cap Blend	Northern US Quality ESG K: Class Other Investment Adviser: Northern Trust Investments Inc	0.39	*	15.21	13.18
06-FGV	Intermediate Term Bond	Nuveen Bond Index R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.07		7.11	-0.45	1.89
06-FGW	Large Cap Blend	Nuveen Core Equity R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.40		14.11	13.80	14.12
06-GCW	Intermediate Term Bond	Nuveen Core Impact Bond R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.35		7.50	-0.10	2.32
06-3F4	Intermediate Term Bond	Nuveen Core Plus Bond R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.30		7.34	0.47	2.84
06-FGX	Foreign Blend	Nuveen International Eq Idx R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.05		31.58	9.02	8.36
06-6H3	Foreign Growth	Nuveen International Opps R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.60		20.39	1.78	7.68
06-GCY	Foreign Blend	Nuveen International Res Eq R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.34		28.59	8.58	8.33
06-FGY	Large Cap Growth	Nuveen Large Cap Gr Idx R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.05		18.50	15.26	18.06
06-GCX	Large Cap Blend	Nuveen Large Cap Responsible Eq R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.17		16.61	11.93	13.68
06-FHC	Large Cap Value	Nuveen Large Cap Value Idx R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.05		15.84	11.27	10.48
06-36J	Mgd Asset Allocation	Nuveen Lifecycle 2010 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.36	*	11.42	4.49	6.29
06-36K	Mgd Asset Allocation	Nuveen Lifecycle 2015 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.37	*	11.68	4.67	6.60
06-36M	Mgd Asset Allocation	Nuveen Lifecycle 2020 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.39	*	12.41	5.06	7.07
06-36N	Mgd Asset Allocation	Nuveen Lifecycle 2025 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.39	*	13.00	5.59	7.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-36P	Mgd Asset Allocation	Nuveen Lifecycle 2030 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.40	*	14.18	6.35	8.43
06-36R	Mgd Asset Allocation	Nuveen Lifecycle 2035 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.41	*	15.30	7.19	9.18
06-36T	Mgd Asset Allocation	Nuveen Lifecycle 2040 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.42	*	17.02	8.28	10.05
06-36V	Mgd Asset Allocation	Nuveen Lifecycle 2045 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.43	*	18.13	9.01	10.63
06-36W	Mgd Asset Allocation	Nuveen Lifecycle 2050 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.44	*	18.74	9.33	10.84
06-37C	Mgd Asset Allocation	Nuveen Lifecycle 2055 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.45	*	18.88	9.44	10.95
06-36Y	Mgd Asset Allocation	Nuveen Lifecycle 2060 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.45	*	19.08	9.55	11.06
06-64H	Mgd Asset Allocation	Nuveen Lifecycle 2065 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.45	*	19.19	9.71
06-FHF	Mgd Asset Allocation	Nuveen Lifecycle Index 2010 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.10	*	12.08	4.47	6.28
06-FHG	Mgd Asset Allocation	Nuveen Lifecycle Index 2015 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.10	*	12.91	4.95	6.78
06-FHH	Mgd Asset Allocation	Nuveen Lifecycle Index 2020 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.10	*	13.73	5.42	7.31
06-FHJ	Mgd Asset Allocation	Nuveen Lifecycle Index 2025 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.10	*	14.49	6.02	8.01
06-FHK	Mgd Asset Allocation	Nuveen Lifecycle Index 2030 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.10	*	15.74	6.84	8.80
06-FHM	Mgd Asset Allocation	Nuveen Lifecycle Index 2035 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.10	*	17.00	7.77	9.63
06-FHN	Mgd Asset Allocation	Nuveen Lifecycle Index 2040 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.10	*	18.83	8.97	10.58
06-FHP	Mgd Asset Allocation	Nuveen Lifecycle Index 2045 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.10	*	20.11	9.80	11.22
06-FHR	Mgd Asset Allocation	Nuveen Lifecycle Index 2050 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.10	*	20.72	10.13	11.46

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FHT	Mgd Asset Allocation	Nuveen Lifecycle Index 2055 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.10	*	20.93	10.27	11.59
06-FHV	Mgd Asset Allocation	Nuveen Lifecycle Index 2060 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.10	*	21.08	10.41	11.72
06-4XR	Mgd Asset Allocation	Nuveen Lifecycle Index 2065 R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.10	*	21.22	10.59
06-FHW	Mgd Asset Allocation	Nuveen Lifecycle Index Ret Inc R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.10	*	12.93	4.79	6.37
06-36X	Mgd Asset Allocation	Nuveen Lifecycle Retire Income R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.37	*	11.78	4.55	6.23
06-3CK	Balanced	Nuveen Lifestyle Aggressive Gr R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.66	*	19.97	9.91	11.41
06-3CG	Balanced	Nuveen Lifestyle Conservative R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.50	*	11.99	4.69	6.29
06-3CJ	Balanced	Nuveen Lifestyle Growth R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.61	*	17.37	8.05	9.77
06-3CF	Balanced	Nuveen Lifestyle Income R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.44	*	9.19	3.19	4.47
06-3CH	Balanced	Nuveen Lifestyle Moderate R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.56	*	14.81	6.14	8.08
06-3KX	Mid Cap Growth	Nuveen Small/Mid Cap Growth Opp R6: Class Retirement Investment Adviser: Nuveen Fund Advisors, LLC. Investment Subadviser: Nuveen Asset Management, LLC	0.80	*	7.98	1.59	9.41
06-3JK	Mid Cap Value	Nuveen Mid Cap Value Opportunities R6: Class Retirement Investment Adviser: Nuveen Fund Advisors, LLC. Investment Subadviser: Nuveen Asset Management, LLC	0.75	*	10.10	11.46
06-76F	Mid Cap Value	Nuveen Mid Cap Value R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.46		10.22	10.75	8.55
06-73G	Small Cap Blend	Nuveen Quant Small Cap Equity R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.41		16.48	11.20	11.18
06-3MH	Specialty	Nuveen Real Estate Sec Sel R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.50		2.09	3.69	6.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FYR	Specialty	Nuveen Real Estate Securities R6: Class Retirement Investment Adviser: Nuveen Fund Advisors, LLC. Investment Subadviser: Nuveen Asset Management, LLC	0.78	*	2.75	5.39	5.12
06-FYT	Small Cap Value	Nuveen Small Cap Value R6: Class Retirement Investment Adviser: Nuveen Fund Advisors, LLC. Investment Subadviser: Nuveen Asset Management, LLC	0.79	*	3.38	9.63
06-3HY	Large Cap Growth	NYLI Winslow Large Cap Growth Class R6: Class Retirement Investment Adviser: New York Life Investment Management LLC Investment Subadviser: Winslow Capital Management, LLC	0.62	*	14.72	12.86	16.32
06-6NH	Large Cap Value	NYLI WMC Value Class R6: Class Retirement Investment Adviser: New York Life Investment Management LLC Investment Subadviser: Wellington Management Company LLP	0.70		14.72
06-3XM	Balanced	Oakmark Equity and Income Institutional: Class Inst Investment Adviser: Harris Associates L.P.	0.59		11.37	8.72
06-74G	Foreign Small/Mid Eqty	Oakmark International Small Cap Instl: Class Inst Investment Adviser: Harris Associates L.P.	1.08		29.76	9.14
06-73X	Large Cap Value	Oakmark R6: Class Retirement Investment Adviser: Harris Associates L.P.	0.61		14.43	15.35
06-47V	Diversified Emerging Markets	Parametric Emerging Markets R6: Class Retirement Investment Adviser: Eaton Vance Management Investment Subadviser: Parametric Portfolio Associates LLC	1.17	*	27.51	6.63	7.03
06-6XW	Intermediate Term Bond	PGIM Absolute Return Bond R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income	0.63	*	5.29	4.40	4.23
06-FCX	Specialty	PGIM Global Real Estate R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	0.81		9.37	3.53	4.34
06-3XW	World Bond	PGIM Global Total Return R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income	0.54		11.13	-2.01	2.52
06-FCY	High Yield Bond	PGIM High Yield R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.38		9.14	4.60	6.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GNJ	Large Cap Growth	PGIM Jennison Focused Growth R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	0.67	*	16.30	8.17	16.10
06-4R9	World Stock	PGIM Jennison Global Opportunities R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	0.82		5.41	3.56	13.77
06-4Y6	Large Cap Growth	PGIM Jennison Growth R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	0.57		14.95	10.78
06-FFC	Specialty	PGIM Jennison Health Sciences R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	0.80		19.68	7.07
06-6WK	Foreign Growth	PGIM Jennison International Opps R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	0.84		14.59	1.06	10.36
06-FFF	Mid Cap Growth	PGIM Jennison Mid-Cap Growth R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	0.60		-2.29	2.45	10.11
06-FFG	Specialty	PGIM Jennison Natural Resources R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	0.82		39.21	17.23	11.57
06-GJN	Small Cap Growth	PGIM Jennison Small Company R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	0.69		7.39	7.70	10.97
06-GCF	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM LLC	0.73	*	13.22	11.65	7.99
06-GJP	Small Cap Value	PGIM Quant Solutions Small-Cap Val R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM LLC	0.68	*	13.81	12.04	8.97
06-6PV	High Yield Bond	PGIM Short Duration High Yield Income R6: Class Retirement** Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income	0.70	*	7.86	5.19	5.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-44K	Mgd Asset Allocation	PGIM Target Date 2020 R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM DC Solutions LLC	0.25	*	11.23	5.32
06-44M	Mgd Asset Allocation	PGIM Target Date 2025 R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM DC Solutions LLC	0.25	*	11.89	5.95
06-44N	Mgd Asset Allocation	PGIM Target Date 2030 R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM DC Solutions LLC	0.25	*	12.71	6.76
06-44P	Mgd Asset Allocation	PGIM Target Date 2035 R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM DC Solutions LLC	0.25	*	14.62	7.98
06-44R	Mgd Asset Allocation	PGIM Target Date 2040 R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM DC Solutions LLC	0.25	*	16.39	8.97
06-44T	Mgd Asset Allocation	PGIM Target Date 2045 R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM DC Solutions LLC	0.25	*	17.69	9.54
06-44V	Mgd Asset Allocation	PGIM Target Date 2050 R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM DC Solutions LLC	0.25	*	18.67	10.06
06-44W	Mgd Asset Allocation	PGIM Target Date 2055 R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM DC Solutions LLC	0.25	*	19.63	10.38
06-44X	Mgd Asset Allocation	PGIM Target Date 2060 R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM DC Solutions LLC	0.25	*	19.92	10.47
06-7C4	Mgd Asset Allocation	PGIM Target Date 2065 R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM DC Solutions LLC	0.25	*	20.15	10.66
06-7C6	Mgd Asset Allocation	PGIM Target Date 2070 R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM DC Solutions LLC	0.25	*	20.11

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-44G	Mgd Asset Allocation	PGIM Target Date Income R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM DC Solutions LLC	0.25	*	10.52	4.46
06-FFH	Intermediate Term Bond	PGIM Total Return Bond R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income	0.39	*	7.79	0.15	3.01
06-79Y	Specialty	PGIM US Real Estate R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.01		2.55	7.69	0.00
06-3FC	Balanced	PIMCO All Asset Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC Investment Subadviser: Research Affiliates LLC	1.84	*	14.66	5.79	7.06
06-GNG	Specialty	PIMCO Commodity Real Ret Strat Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.90	*	19.27	10.94	6.79
06-6NP	Specialty	PIMCO CommoditiesPLUS® Strategy Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.82	*	6.63	15.31	9.89
06-4YF	Specialty	PIMCO Extended Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	6.80		3.00	-11.99	-1.41
06-4CM	World Bond	PIMCO Global Bond Opps (USD-Hdg) Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.61		9.29	2.95	3.86
06-49W	Int Government Bond	PIMCO GNMA and Government Secs Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.89		8.64	0.33	1.84
06-FCJ	High Yield Bond	PIMCO High Yield Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.62	*	8.57	3.94	5.62
06-FCK	Multisector Bond	PIMCO Income Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.54		11.04	3.89	5.09
06-6FR	Specialty	PIMCO International Bond (Unhedged)Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.71		10.89	-2.51	1.62
06-3MJ	World Bond	PIMCO International Bond (USD-Hdg) Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.57		4.31	1.36	3.32
06-GNH	Intermediate Term Bond	PIMCO Investment Grade Credit Bond Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.95		8.50	0.23	3.51
06-4Y7	Specialty	PIMCO Long Duration Total Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	3.89		8.76	-3.98	2.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4Y9	Specialty	PIMCO Long-Term Credit Bond Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.24		8.54	-2.68	3.92
06-4YC	Specialty	PIMCO Long-Term US Government Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	3.66		6.43	-6.78	0.19
06-4R7	Short Term Bond	PIMCO Low Duration Instl: Class Inst** Investment Adviser: Pacific Investment Management Company, LLC	0.48		5.56	1.88	2.15
06-4YH	Intermediate Term Bond	PIMCO Moderate Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.95		8.68	1.46	2.76
06-6JG	Small Cap Value	PIMCO RAE US Small Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC Investment Subadviser: Research Affiliates LLC	0.50		6.29	15.83	12.64
06-FCM	Inflation-Protec Bond	PIMCO Real Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.55		8.17	1.40	3.39
06-49G	Mgd Asset Allocation	PIMCO RealPath Blend 2030 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.72	*	15.13	5.74	8.34
06-49H	Mgd Asset Allocation	PIMCO RealPath Blend 2035 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.54	*	16.91	7.37	9.31
06-49J	Mgd Asset Allocation	PIMCO RealPath Blend 2040 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.39	*	18.34	8.51	9.97
06-49K	Mgd Asset Allocation	PIMCO RealPath Blend 2045 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.29	*	19.81	9.40	10.50
06-49M	Mgd Asset Allocation	PIMCO RealPath Blend 2050 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.21	*	20.61	9.96	10.80
06-49N	Mgd Asset Allocation	PIMCO RealPath Blend 2055 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.16	*	20.99	10.29	10.90
06-6FF	Mgd Asset Allocation	PIMCO RealPath Blend 2060 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.15	*	20.95	10.51
06-6RV	Mgd Asset Allocation	PIMCO Realpath Blend 2065 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.15	*	21.05
06-7C7	Mgd Asset Allocation	PIMCO Realpath Blend 2070 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.16	*	20.75
06-49P	Mgd Asset Allocation	PIMCO RealPath Blend Inc Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.82	*	13.57	4.05	6.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4K3	Large Cap Blend	PIMCO StocksPLUS® Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.79		18.07	13.49	14.42
06-3WR	Foreign Blend	PIMCO StocksPLUS® Intl (USD-Hedged) Inst: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.97		25.35	13.44	11.22
06-4YG	Balanced	PIMCO StocksPLUS® Long Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	3.65		20.33	4.88	14.27
06-4K4	Small Cap Blend	PIMCO StocksPLUS® Small Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.98		14.92	5.63	9.94
06-6YY	Intermediate Term Bond	PIMCO Total Return II Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.62		8.24	-0.02	2.50
06-FCN	Intermediate Term Bond	PIMCO Total Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.53		9.33	0.31	2.56
06-4XN	Large Cap Growth	Principal Blue Chip R6: Class Retirement Investment Adviser: Principal Global Investors LLC	0.57	*	9.23	10.06
06-3JP	Specialty	Principal Global Real Estate Sec R6: Class Retirement Investment Adviser: Principal Global Investors LLC Investment Subadviser: Principal Real Estate Investors LLC	0.90		7.61	1.70	3.80
06-3JJ	Intermediate Term Bond	Principal Core Fixed Income R6: Class Retirement Investment Adviser: Principal Global Investors LLC	0.33		7.13	-0.23	2.57
06-3JH	Large Cap Growth	Principal LargeCap Growth I R6: Class Retirement Investment Adviser: Principal Global Investors LLC Investment Subadviser: Brown Advisory LLC;T. Rowe Price Associates, Inc.;	0.59	*	11.48	9.54	15.04
06-6H4	Mid Cap Growth	Principal MidCap R6: Class Retirement*** Investment Adviser: Principal Global Investors LLC	0.59		1.65	8.20
06-3RN	Mid Cap Blend	Principal MidCap S&P 400 Index R6: Class Retirement Investment Adviser: Principal Global Investors LLC	0.16		7.31	8.92
06-3CP	Specialty	Principal Real Estate Securities Fd R6: Class Retirement Investment Adviser: Principal Global Investors LLC Investment Subadviser: Principal Real Estate Investors LLC	0.81		1.25	4.85
06-3RP	Small Cap Growth	Principal SmallCap Growth I R6: Class Retirement Investment Adviser: Principal Global Investors LLC Investment Subadviser: Emerald Advisers, LLC;Brown Advisory LLC; AllianceBernstein L.P.;	0.87	*	12.83	2.84	11.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4TV	Small Cap Blend	Principal SmallCap S&P 600 Index R6: Class Retirement Investment Adviser: Principal Global Investors LLC	0.16		5.91	7.08
06-6M7	Small Cap Value	Principal SmallCap Value II R6: Class Retirement Investment Adviser: Principal Global Investors LLC Investment Subadviser: Hotchkis & Wiley Capital Management LLC; Vaughan Nelson Investment Management, LP;	0.88	*	8.22	10.42	9.17
06-6RM	Large Cap Blend	Putnam Core Equity Fund R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Franklin Advisers, Inc.	0.63		17.39	15.96
06-GNK	Intermediate Term Bond	Putnam Diversified Income R6: Class Retirement Investment Adviser: Franklin Advisers, Inc. Investment Subadviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management;	0.63		9.17	1.99	3.33
06-GNN	Balanced	Putnam Dynamic Asset Allocation Bal R6: Class Retirement Investment Adviser: Franklin Advisers, Inc. Investment Subadviser: Putnam Advisory Company, LLC; Franklin Templeton Inv Mgmt Ltd;Putnam Investment Management, LLC;	0.59		15.18	8.75	8.82
06-GNT	Balanced	Putnam Dynamic Asset Allocation Cnsrv R6: Class Retirement Investment Adviser: Franklin Advisers, Inc. Investment Subadviser: Putnam Advisory Company, LLC; Franklin Templeton Inv Mgmt Ltd;Putnam Investment Management, LLC;	0.64		11.23	4.36	5.41
06-GNX	Balanced	Putnam Dynamic Asset Allocation Gr R6: Class Retirement Investment Adviser: Franklin Advisers, Inc. Investment Subadviser: Franklin Templeton Inv Mgmt Ltd; Putnam Investment Management, LLC;Putnam Advisory Company LLC;	0.67		18.82	10.91	10.67
06-64J	Diversified Emerging Markets	Putnam Emerging Markets Equity R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Franklin Advisers, Inc.;Putnam Advisory Co LLC; Franklin Templeton Investment Management;	0.89	*	33.76	4.11
06-6PT	Specialty	Putnam Global Health Care R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Putnam Advisory Company, LLC; Franklin Advisers, Inc.;Franklin Templeton Investment Management;	0.70		15.57	8.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GCG	Large Cap Growth	Putnam Large Cap Growth R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management;	0.60		14.62	13.77	17.98
06-36H	Large Cap Value	Putnam Large Cap Value R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management;	0.54		20.46	15.57	13.56
06-6N4	Small Cap Growth	Putnam Small Cap Growth R6: Class Retirement*** Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management;	0.76		9.34	6.61	13.76
06-3XC	Mid Cap Growth	Putnam Sustainable Future R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Franklin Advisers, Inc.	0.66		2.86	1.53
06-3XG	Large Cap Growth	Putnam Sustainable Leaders R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management;	0.55		11.25	10.75
06-GCH	Diversified Emerging Markets	Russell Inv Emerging Markets R6: Class Retirement Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Axiom Investors, LLC;Numeric Investors LLC; Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC;Oaktree Fund Advisors, LLC;	1.04	*	34.20	4.31
06-FFM	Specialty	Russell Inv Global Real Estate Secs R6: Class Retirement Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;DWS Investments Australia Limited;RREEF America L.L.C.; Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;	0.92	*	8.56	2.45
06-GCJ	Intermediate Term Bond	Russell Inv Investment Grade Bond R6: Class Retirement Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;	0.38	*	7.48	-0.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GCK	Intermediate Term Bond	Russell Inv Strategic Bond R6: Class Retirement Investment Adviser: Russell Investment Management, LLC Investment Subadviser: RBC Global Asset Management (U.S.) Inc.; RBC Global Asset Management (UK) Limited;Schroder Investment Management North America Inc.;Allspring Global Investments, LLC;	0.45	*	7.63	-0.82
06-GCM	Small Cap Blend	Russell Inv US Small Cap Equity R6: Class Retirement Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Ancora Advisors LLC;Calamos Advisors LLC; DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.; Lord, Abbett & Co LLC;Ranger Investment Management LP; Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC;	0.95	*	8.91	7.32
06-6XX	Large Cap Value	Smead Value Y: Class Inst Investment Adviser: Smead Capital Management Inc	0.80		5.45	12.65	11.32
06-73C	Balanced	State Street Balanced Index K: Class Retirement Investment Adviser: SSIM Funds Management Inc	0.05	*	13.23
06-3TV	Mgd Asset Allocation	State Street Target Retirement 2025 K: Class Retirement Investment Adviser: SSIM Funds Management Inc	0.09	*	13.17	5.62	8.05
06-3TW	Mgd Asset Allocation	State Street Target Retirement 2030 K: Class Retirement Investment Adviser: SSIM Funds Management Inc	0.09	*	16.15	6.46	8.96
06-3VR	Mgd Asset Allocation	State Street Target Retirement 2035 K: Class Retirement Investment Adviser: SSIM Funds Management Inc	0.09	*	18.09	7.07	9.55
06-3TY	Mgd Asset Allocation	State Street Target Retirement 2040 K: Class Retirement Investment Adviser: SSIM Funds Management Inc	0.09	*	19.22	7.64	10.03
06-3V3	Mgd Asset Allocation	State Street Target Retirement 2045 K: Class Retirement Investment Adviser: SSIM Funds Management Inc	0.09	*	20.19	8.10	10.45
06-3V4	Mgd Asset Allocation	State Street Target Retirement 2050 K: Class Retirement Investment Adviser: SSIM Funds Management Inc	0.09	*	20.93	8.49	10.69
06-3V6	Mgd Asset Allocation	State Street Target Retirement 2055 K: Class Retirement Investment Adviser: SSIM Funds Management Inc	0.09	*	21.30	8.58	10.75
06-3V7	Mgd Asset Allocation	State Street Target Retirement 2060 K: Class Retirement Investment Adviser: SSIM Funds Management Inc	0.09	*	21.31	8.60	10.72
06-64F	Mgd Asset Allocation	State Street Target Retirement 2065 K: Class Other Investment Adviser: SSIM Funds Management Inc	0.09	*	21.12	8.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-79X	Mgd Asset Allocation	State Street Target Retirement 2070 K: Class Retirement Investment Adviser: SSIM Funds Management Inc	0.09	*	23.78
06-3V9	Mgd Asset Allocation	State Street Target Retirement K: Class Retirement Investment Adviser: SSIM Funds Management Inc	0.09	*	11.13	4.60	5.81
06-6YR	Small Cap Blend	Steward Values Enhanced SmMidCapR6: Class Retirement Investment Adviser: Crossmark Global Investments, Inc.	0.53		6.10	8.07
06-3CY	Large Cap Growth	T. Rowe Price All-Cap Opportunities-I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.66		16.48	12.46	17.20
06-FFN	Large Cap Growth	T. Rowe Price Blue Chip Growth I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.57		18.94	11.85	15.81
06-4GM	Balanced	T. Rowe Price Capital Appreciation I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price Investment Management,Inc.	0.58	*	12.61	9.60	11.39
06-4GN	Specialty	T. Rowe Price Comm & Tech I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.67		7.16	6.16
06-4TR	Mid Cap Growth	T. Rowe Price Diversified Mid Cap Gr I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.67		10.54	7.36
06-3W9	Large Cap Blend	T. Rowe Price Dividend Growth I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.50		14.83	11.00	12.80
06-4PK	Diversified Emerging Markets	T. Rowe Price Emerging Markets Stock I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price Hong Kong Limited; T. Rowe Price International Ltd;	0.98	*	32.78	-1.64	6.36
06-FFP	Large Cap Value	T. Rowe Price Equity Income I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.56		14.72	11.43	10.78
06-GPC	Specialty	T. Rowe Price Financial Services I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.78	*	18.90	17.16
06-47W	World Allocation	T. Rowe Price Global Allocation I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price Hong Kong Limited; T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc; T. Rowe Price International Ltd;T. Rowe Price Australia Limited;	0.83	*	15.19	6.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-64T	World Bond	T. Rowe Price Global Multi-Sector Bd I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price Hong Kong Limited; T. Rowe Price International Ltd;	0.48	*	6.54	1.22
06-4GP	Specialty	T. Rowe Price Global Technology I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.78		27.48	5.43
06-FFR	Large Cap Growth	T. Rowe Price Growth Stock I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.52		15.80	9.50	14.31
06-4GC	Specialty	T. Rowe Price Health Sciences I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.67		17.89	4.34
06-6YN	Mid Cap Growth	T. Rowe Price Instl Mid-Cap Equity Gr: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price Investment Management,Inc.	0.61		3.79	4.03	10.22
06-FFT	Foreign Value	T. Rowe Price International Value Eq I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price International Ltd	0.68		44.16	14.01	9.02
06-6RT	Small Cap Growth	T. Rowe Price Integrated US Sm Gr Eq I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.65		10.32	5.56
06-FFV	Mid Cap Growth	T. Rowe Price Mid-Cap Growth I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price Investment Management,Inc.	0.63		3.74	4.08	10.07
06-FFW	Mid Cap Value	T. Rowe Price Mid-Cap Value I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.71		6.27	11.97	11.20
06-4GR	Specialty	T. Rowe Price New Era I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.57		19.15	11.24	8.50
06-3XK	Mid Cap Growth	T. Rowe Price New Horizons I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.66		3.29	-2.00	11.29
06-3RR	Foreign Blend	T. Rowe Price Overseas Stock I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price International Ltd	0.67		31.95	8.54	8.50
06-GFP	Specialty	T. Rowe Price Real Estate I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.63	*	0.21	5.28	3.60

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-74F	Small Cap Blend	T. Rowe Price Small-Cap Value I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price Investment Management,Inc.	0.66		8.35	6.74	9.83
06-4GT	Small Cap Growth	T. Rowe Price Small-Cap Stock I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price Investment Management,Inc.	0.77		8.48	5.08	11.04
06-4MP	Balanced	T. Rowe Price Spectrum Mod Gr Allc I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price International Limited; T. Rowe Price Hong Kong Limited;T. Rowe Price Investment Management,Inc.;	0.63	*	17.23	7.51
06-4GV	Large Cap Value	T. Rowe Price Value I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.57	*	12.30	10.88	10.90
06-GCR	Foreign Value	Templeton Foreign R6: Class Retirement Investment Adviser: Templeton Global Advisors Limited	0.74	*	28.99	9.17	7.01
06-FGT	World Bond	Templeton Global Bond R6: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.59	*	17.16	-0.88	0.33
06-4GW	Diversified Emerging Markets	Thornburg Developing World R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.94	*	27.97	0.99	7.20
06-GPF	Foreign Blend	Thornburg International Equity R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.72	*	34.41	9.45	9.43
06-4GX	Foreign Growth	Thornburg International Growth R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.91	*	10.76	-0.90	5.72
06-39W	World Allocation	Thornburg Investment Income Builder R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.83	*	37.01	15.30
06-GCV	Short Term Bond	Thornburg Limited Term Income R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.42	*	7.08	2.00
06-4XJ	Multisector Bond	Thornburg Strategic Income R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.53	*	7.72	3.28
06-GPG	Large Cap Blend	Touchstone Focused Instl: Class Inst Investment Adviser: Touchstone Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	0.84	*	16.03	12.40	12.95
06-3GK	Large Cap Blend	Touchstone Large Cap Focused Instl: Class Inst Investment Adviser: Touchstone Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	0.70	*	17.90	13.13	15.01

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GPJ	Mid Cap Growth	Touchstone Mid Cap Growth Inst: Class Inst*** Investment Adviser: Touchstone Advisors Inc;Westfield Capital Management Company, L.P.;	0.87	*	9.52	6.48	12.11
06-4Y4	Mid Cap Growth	Touchstone Mid Cap Growth R6: Class Retirement Investment Adviser: Touchstone Advisors Inc;Westfield Capital Management Company, L.P.;	0.78	*	9.60	6.58
06-6PW	Mid Cap Blend	Touchstone Mid Cap R6: Class Retirement Investment Adviser: Touchstone Advisors Inc Investment Subadviser: London Company of Virginia	0.81	*	4.97
06-4PF	Small Cap Blend	Touchstone Small Company R6: Class Retirement Investment Adviser: Touchstone Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	0.80	*	9.98	9.03	11.13
06-6RX	Mgd Asset Allocation	T. Rowe Price Retirement 2005 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34		11.45
06-6RY	Mgd Asset Allocation	T. Rowe Price Retirement 2010 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34		11.87
06-6T3	Mgd Asset Allocation	T. Rowe Price Retirement 2015 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34		12.26
06-6T4	Mgd Asset Allocation	T. Rowe Price Retirement 2020 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.36		12.70
06-6T6	Mgd Asset Allocation	T. Rowe Price Retirement 2025 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.37		13.14
06-6T7	Mgd Asset Allocation	T. Rowe Price Retirement 2030 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.39		14.57
06-6T9	Mgd Asset Allocation	T. Rowe Price Retirement 2035 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.41		16.34
06-6TC	Mgd Asset Allocation	T. Rowe Price Retirement 2040 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.42		17.63
06-6TF	Mgd Asset Allocation	T. Rowe Price Retirement 2045 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.43		18.68
06-6TG	Mgd Asset Allocation	T. Rowe Price Retirement 2050 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.44		19.06
06-6TH	Mgd Asset Allocation	T. Rowe Price Retirement 2055 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.45		19.15

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6TJ	Mgd Asset Allocation	T. Rowe Price Retirement 2060 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46		19.19
06-6TK	Mgd Asset Allocation	T. Rowe Price Retirement 2065 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46		19.11
06-7F7	Mgd Asset Allocation	T. Rowe Price Retirement 2070 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46
06-6TM	Balanced	T. Rowe Price Retirement Balanced ClassI: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34		11.26
06-6X9	Specialty	T. Rowe Price Science & Tech I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.67		24.60	13.05
06-4FX	Small Cap Value	Undiscovered Managers Behavioral Val R6: Class Retirement*** Investment Adviser: J.P. Morgan Investment Management, Inc. Investment Subadviser: Fuller & Thaler Asset Management Inc	0.80	*	1.84	11.36	9.81
06-FHY	Large Cap Blend	Vanguard 500 Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.04		17.83	14.38	14.78
06-FJC	Balanced	Vanguard Balanced Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.07		13.58	7.75	9.50
06-4XX	Specialty	Vanguard Commodity Strategy Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.16		18.02	12.13
06-4Y3	Specialty	Vanguard Consumer Discretionary Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.09		5.65	8.36	13.72
06-4XY	Specialty	Vanguard Consumer Staples Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09		2.11	6.47	7.69
06-FJF	Foreign Blend	Vanguard Developed Markets Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05		35.17	9.11	8.71
06-4CY	Large Cap Blend	Vanguard Dividend Growth Inv: Class Inv Investment Adviser: Wellington Management Company LLP	0.22		8.30	8.67	11.08
06-FJG	Diversified Emerging Markets	Vanguard Emerging Mkts Stock Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.13		24.75	4.62	8.10
06-FJH	Specialty	Vanguard Energy Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.37		20.71	18.13	7.48
06-6N6	Specialty	Vanguard Energy Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09		7.24	23.81	7.95

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-FJJ	Large Cap Value	Vanguard Equity-Income Adm: Class Inst Investment Adviser: Wellington Management Company LLP; The Vanguard Group Inc;	0.17	17.22	12.82	11.73
06-4PP	Europe Stock	Vanguard European Stock Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.08	35.42	10.12	8.70
06-FJK	Small Cap Growth	Vanguard Explorer Adm: Class Inst Investment Adviser: ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Wellington Management Company LLP;Stephens Investment Management, LLC;ClearBridge Investments, LLC;The Vanguard Group Inc;	0.33	7.23	4.88	11.47
06-FJM	Mid Cap Blend	Vanguard Extended Market Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05	11.42	6.19	11.01
06-4G7	Specialty	Vanguard Financials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09	14.90	15.21	12.98
06-3CC	Foreign Blend	Vanguard FTSE All-Wld ex-US Idx Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.08	32.32	8.05	8.62
06-3WM	Large Cap Blend	Vanguard FTSE Social Index Admiral: Class Inst Investment Adviser: The Vanguard Group Inc	0.11	17.24	13.50
06-GFM	Int Government Bond	Vanguard GNMA Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.11	7.82	0.29	1.59
06-4MV	Large Cap Blend	Vanguard Growth & Income Adm: Class Inst Investment Adviser: D.E. Shaw Investment Management LLC;Los Angeles Capital Management LLC;Wellington Management Company LLP;	0.28	19.40	15.02	14.83
06-FJN	Large Cap Growth	Vanguard Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05	19.43	14.62	17.44
06-FJP	Specialty	Vanguard Health Care Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.32	17.38	6.66	7.75
06-4MW	Specialty	Vanguard Health Care Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09	15.43	6.70	9.64
06-4MX	Large Cap Value	Vanguard High Dividend Yield Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.08	15.39	12.66
06-FJR	High Yield Bond	Vanguard High-Yield Corporate Adm: Class Inst Investment Adviser: The Vanguard Group Inc	0.12	9.46	4.21	5.69
06-4XW	Specialty	Vanguard Industrials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09	18.53	13.39	13.18
06-GFC	Inflation-Protec Bond	Vanguard Inflation-Protected Secs Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	6.87	1.03	2.98

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-4G9	Specialty	Vanguard Information Technology Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.09	21.78	17.12	22.56
06-FJT	Intermediate Term Bond	Vanguard Interm-Term Bond Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.06	8.56	-0.20	2.47
06-FJV	Intermediate Term Bond	Vanguard Interm-Term Investment-Grde Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.09	9.64	0.95	3.27
06-FJW	Int Government Bond	Vanguard Interm-Term Treasury Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	7.63	-0.04	1.82
06-3F6	Foreign Growth	Vanguard International Growth Adm: Class Inst Investment Adviser: Baillie Gifford Overseas Limited;Schroder Investment Management North America Inc.;	0.26	20.21	0.75	10.76
06-4XG	Foreign Value	Vanguard International Value Inv: Class Inv Investment Adviser: Sprucegrove Investment Management Ltd; Lazard Asset Management LLC;ARGA Investment Management, LP;	0.36	29.98	7.79	8.11
06-64K	Foreign Value	Vanguard Intl Hi Div Yld Adm: Class Inst*** Investment Adviser: Vanguard Group Inc	0.16	38.02	13.08
06-3C9	Int Government Bond	Vanguard Intmdt-Term Trs Idx Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.06	7.41	-0.24	1.63
06-FJX	Balanced	Vanguard LifeStrategy Cnsrv Gr Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.10	12.86	4.24	6.12
06-FJY	Balanced	Vanguard LifeStrategy Growth Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.10	19.63	8.76	10.03
06-FKC	Balanced	Vanguard LifeStrategy Income Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.10	9.42	1.92	4.06
06-FKF	Balanced	Vanguard LifeStrategy Mod Gr Inv Shrs: Class Inv Investment Adviser: Vanguard Group Inc	0.10	16.24	6.49	8.09
06-GJY	Specialty	Vanguard Long-Term Investment-Grade Adm: Class Inst Investment Adviser: Vanguard Group Inc;Wellington Management Company LLP;	0.10	7.30	-3.64	2.78
06-4PT	Specialty	Vanguard Long-Term Treasury Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	5.64	-7.20	0.06
06-FKG	Specialty	Vanguard Materials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09	12.26	7.57	10.19

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FKH	Mid Cap Growth	Vanguard Mid Cap Growth Inv: Class Inv Investment Adviser: Tremblant Advisors LP	0.34	*	8.98	4.10	9.83
06-FKJ	Mid Cap Blend	Vanguard Mid Cap Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05		11.67	8.60	10.91
06-3YP	Mid Cap Growth	Vanguard Mid-Cap Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07		10.69	6.35	11.63
06-3YN	Mid Cap Value	Vanguard Mid-Cap Value Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07		12.05	10.71	9.94
06-FKK	Specialty	Vanguard Real Estate Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.13		3.19	4.64	5.14
06-FKM	Mid Cap Value	Vanguard Selected Value Inv: Class Inv Investment Adviser: Cooke & Bieler LP;Donald Smith & Co Inc;Pzena Investment Management LLC (US);	0.42		10.98	12.01	10.43
06-4YJ	Short Term Bond	Vanguard Short-Term Bond Index Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.06		6.08	1.52	2.11
06-3CR	Short Term Gov Bond	Vanguard Short-Term Federal Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.10		5.93	1.60	2.00
06-4N9	Short Term Bond	Vanguard Short-Term Investment-Grade Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.09		6.85	2.28	2.83
06-4PR	Short Term Gov Bond	Vanguard Short-Term Treasury Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.10		5.45	1.44	1.79
06-FKP	Small Cap Growth	Vanguard Small Cap Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07		8.44	3.03	10.25
06-FKR	Small Cap Blend	Vanguard Small Cap Index Admiral Shares: Class Inst Investment Adviser: Vanguard Group Inc	0.05		8.83	7.34	10.43
06-FKN	Small Cap Value	Vanguard Small Cap Value Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07		9.09	10.56	10.15
06-4MY	Mid Cap Blend	Vanguard Strategic Equity Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.17		15.37	13.21	11.88
06-FKW	Mgd Asset Allocation	Vanguard Target Retirement 2020 Fund: Class Inv Investment Adviser: The Vanguard Group Inc	0.08		12.15	4.77	6.87
06-FKX	Mgd Asset Allocation	Vanguard Target Retirement 2025 Fund: Class Inv Investment Adviser: The Vanguard Group Inc	0.08		14.60	5.90	7.87

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-FKY	Mgd Asset Allocation	Vanguard Target Retirement 2030 Fund: Class Inv Investment Adviser: The Vanguard Group Inc	0.08	16.24	6.83	8.66
06-FMC	Mgd Asset Allocation	Vanguard Target Retirement 2035 Fund: Class Inv Investment Adviser: The Vanguard Group Inc	0.08	17.54	7.71	9.40
06-FMF	Mgd Asset Allocation	Vanguard Target Retirement 2040 Fund: Class Inv Investment Adviser: The Vanguard Group Inc	0.08	18.76	8.57	10.13
06-FMG	Mgd Asset Allocation	Vanguard Target Retirement 2045 Fund: Class Inv Investment Adviser: The Vanguard Group Inc	0.08	19.99	9.41	10.74
06-FMH	Mgd Asset Allocation	Vanguard Target Retirement 2050 Fund: Class Inv Investment Adviser: The Vanguard Group Inc	0.08	21.41	9.95	11.02
06-FMJ	Mgd Asset Allocation	Vanguard Target Retirement 2055 Fund: Class Inv Investment Adviser: The Vanguard Group Inc	0.08	21.43	9.96	11.02
06-FMK	Mgd Asset Allocation	Vanguard Target Retirement 2060 Fund: Class Inv Investment Adviser: The Vanguard Group Inc	0.08	21.42	9.96	11.02
06-34V	Mgd Asset Allocation	Vanguard Target Retirement 2065 Fund: Class Inv Investment Adviser: The Vanguard Group Inc	0.08	21.43	9.98
06-6MJ	Mgd Asset Allocation	Vanguard Target Retirement 2070 Fund: Class Inv Investment Adviser: The Vanguard Group Inc	0.08	21.42
06-FMM	Mgd Asset Allocation	Vanguard Target Retirement Income Fund: Class Inv Investment Adviser: Vanguard Group, Inc. (via Vanguard Capital Mgmt, VCM)	0.08	11.31	3.82	5.33
06-FMN	Intermediate Term Bond	Vanguard Total Bond Market Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.04	7.15	-0.42	1.98
06-FMP	World Bond	Vanguard Total Intl Bd Idx AdmiralTM: Class Inst Investment Adviser: Vanguard Group Inc	0.10	2.96	-0.22	2.09
06-FMR	Foreign Blend	Vanguard Total Intl Stock Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09	32.18	7.93	8.51
06-FMT	Large Cap Blend	Vanguard Total Stock Mkt Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.04	17.12	13.06	14.24
06-FMV	Large Cap Growth	Vanguard US Growth AdmiralTM: Class Inst Investment Adviser: Baillie Gifford Overseas Limited;Wellington Management Company LLP;Jennison Associates LLC;	0.25	15.68	8.56	15.48
06-4N7	Specialty	Vanguard Utilities Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.09	16.39	9.49	10.41
06-FMW	Large Cap Value	Vanguard Value Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.05	15.26	12.59	11.66

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GCT	Balanced	Vanguard Wellesley® Income AdmiralTM: Class Inst Investment Adviser: Wellington Management Company LLP	0.15		11.09	4.49	6.24
06-GFF	Balanced	Vanguard Wellington Admiral: Class Inst Investment Adviser: Wellington Management Company LLP	0.17		16.57	9.37	10.10
06-4V3	Large Cap Value	Vanguard Windsor II Admiral: Class Inst Investment Adviser: Hotchkis and Wiley Capital Mgmt LLC;Harris Associates L.P.;Sanders Capital, LLC;Aristotle Capital Management, LLC;	0.23		18.69	12.99	12.70
06-6TP	Foreign Value	Vanguard International Dividend Gr Inv: Class Inv Investment Adviser: Wellington Management Company LLP	0.55		18.77
06-4NT	Intermediate Term Bond	Victory Core Plus Intermediate Bond R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.41	*	7.81	1.11
06-3RF	Mid Cap Value	Victory Integrity Mid-Cap Value R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.60	*	10.73	11.08	10.50
06-3JN	Small Cap Value	Victory Integrity Small-Cap Value R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.96		5.35	9.98	8.68
06-4NW	Foreign Blend	Victory International R6: Class Retirement Investment Adviser: Victory Capital Management Inc. Investment Subadviser: Wellington Management Company LLP	0.85	*	33.42	10.21
06-4NV	Large Cap Growth	Victory Nasdaq 100 Index R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.29		20.71	14.97
06-3WW	Balanced	Victory Pioneer Balanced R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.63		19.95	8.58	9.31
06-FCR	Large Cap Value	Victory Pioneer Equity Income R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.68	*	11.52	9.25	9.49
06-FCT	Large Cap Growth	Victory Pioneer Fundamental Growth R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.65	*	14.39	12.08	14.51
06-6WN	Foreign Blend	Victory Pioneer International Equ R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.76	*	43.42
06-6FH	Large Cap Blend	Victory Pioneer R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.64	*	23.51	15.21
06-FCV	Mid Cap Growth	Victory Pioneer Select Mid Cap Growth R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.67	*	20.80	5.95	12.18
06-FCW	Multisector Bond	Victory Pioneer Strategic Income R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.59	*	10.62	2.44	4.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6WF	World Stock	Victory RS Global R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.55	*	17.23	12.26
06-33C	Small Cap Growth	Victory RS Small Cap Growth R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	1.06	*	1.24	-5.23
06-FMX	Mid Cap Value	Victory Sycamore Established Value R6: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	0.54		2.68	9.95	10.98
06-FMY	Small Cap Value	Victory Sycamore Small Company Opp R6: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	0.85		1.80	7.07	9.59
06-GFH	Foreign Small/Mid Eqty	Victory Trivalent International Sm-Cp R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	1.02		42.05	8.14	8.95
06-3RC	Foreign Blend	Victory Trivalent Intl Fd-Core Eq R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.55	*	37.34	10.30	8.89
06-FFJ	Large Cap Value	Virtus Ceredex Large-Cap Value Equity R6: Class Retirement Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: Ceredex Value Advisors LLC	0.72	*	12.38	9.23	9.91
06-FFK	Mid Cap Value	Virtus Ceredex Mid-Cap Value Equity R6: Class Retirement Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: Ceredex Value Advisors LLC	0.79	*	17.92	10.03	10.26
06-4PH	Specialty	Virtus Duff & Phelps Real Estate Secs R6: Class Retirement Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: Duff & PheLPs Investment Management Co	0.79	*	0.67	6.44	6.24
06-6XV	Mid Cap Growth	Virtus KAR Mid-Cap Core R6: Class Retirement Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: Kayne Anderson Rudnick Investment Management LLC	0.87	*	0.82	5.58
06-64N	Small Cap Growth	Virtus KAR Small-Cap Growth R6: Class Retirement Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: Kayne Anderson Rudnick Investment Management LLC	1.01		-22.64	-5.67
06-4NN	Mid Cap Value	Virtus NFJ Mid-Cap Value R6: Class Retirement Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	0.60	*	5.78	7.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CPJ	Small Cap Value	Virtus NFJ Small-Cap Value R6: Class Retirement Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	0.77	*	1.46	6.87	6.26
06-47K	Specialty	Virtus Seix Floating Rate High Inc R6: Class Retirement Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: Seix Investment Advisors	0.54	*	5.94	6.22	5.34
06-3CX	Intermediate Term Bond	Virtus Seix Total Return Bond R6: Class Retirement Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: Seix Investment Advisors	0.31	*	7.02	-0.54	2.09
06-3N4	Diversified Emerging Markets	Virtus SGA Emerging Markets Equity R6: Class Retirement Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: Sustainable Growth Advisers, LP	0.98	*	21.73	-4.06	2.75
06-3YT	Small Cap Blend	Virtus Small-Cap R6: Class Retirement Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: Virtus Systematic	0.77	*	8.56	7.70
06-4NR	Intermediate Term Bond	Voya Intermediate Bond R6: Class Retirement Investment Adviser: Voya Investments, LLC Investment Subadviser: Voya Investment Management Co. LLC	0.31		7.62	0.16	2.71
06-6N7	Large Cap Value	Voya Large Cap Value R6: Class Retirement Investment Adviser: Voya Investments, LLC Investment Subadviser: Voya Investment Management Co. LLC	0.74	*	13.03	12.96	11.24
06-6JT	Small Cap Growth	Voya Small Cap Growth R6: Class Retirement Investment Adviser: Voya Investments, LLC Investment Subadviser: Voya Investment Management Co. LLC	0.86		14.61
06-GFJ	Intermediate Term Bond	Western Asset Core Plus Bond IS: Class Inst Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	0.42		8.00	-1.81	2.17
06-3TP	Mid Cap Growth	William Blair Small-Mid Cap Growth I: Class Inst Investment Adviser: William Blair Investment Management, LLC	0.99	*	0.62	2.06	9.95

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-7FY	Mgd Asset Allocation	BlackRock LifePath® Dyn 2030 K: Class Retirement Investment Adviser: BlackRock Fund Advisors Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	0.34	*	13.92	6.54	8.61
06-7G3	Mgd Asset Allocation	BlackRock LifePath® Dyn 2035 K: Class Retirement Investment Adviser: BlackRock Fund Advisors Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	0.34	*	15.57	7.74	9.54
06-7G4	Mgd Asset Allocation	BlackRock LifePath® Dyn 2040 K: Class Retirement Investment Adviser: BlackRock Fund Advisors Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	0.34	*	17.23	9.13	10.51
06-7G6	Mgd Asset Allocation	BlackRock LifePath® Dyn 2045 K: Class Retirement Investment Adviser: BlackRock Fund Advisors Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	0.34	*	18.70	10.17	11.15
06-7G7	Mgd Asset Allocation	BlackRock LifePath® Dyn 2050 K: Class Retirement Investment Adviser: BlackRock Fund Advisors Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	0.34	*	20.37	10.66	11.48
06-7G9	Mgd Asset Allocation	BlackRock LifePath® Dyn 2055 K: Class Retirement Investment Adviser: BlackRock Fund Advisors Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	0.34	*	21.21	10.99	11.68
06-7GC	Mgd Asset Allocation	BlackRock LifePath® Dyn 2060 K: Class Retirement Investment Adviser: BlackRock Fund Advisors Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	0.34	*	21.41	11.02
06-7GF	Mgd Asset Allocation	BlackRock LifePath® Dyn 2065 K: Class Retirement Investment Adviser: BlackRock Fund Advisors Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	0.34	*	21.39	11.01
06-7GG	Mgd Asset Allocation	BlackRock LifePath® Dyn 2070 K: Class Retirement Investment Adviser: BlackRock Fund Advisors Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	0.34	*	21.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-7GH	Mgd Asset Allocation	BlackRock LifePath® Dyn Retirement K: Class Retirement Investment Adviser: BlackRock Fund Advisors Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	0.34	*	12.24	4.67	6.68
06-7FV	Intermediate Term Bond	Carillon Reams Unconstrained Bond R-6: Class Retirement Investment Adviser: Carillon Tower Advisers, Inc. Investment Subadviser: Scout Investments, Inc.	0.50	*	10.72	3.60
06-7FJ	Foreign Small/Mid Eqty	Driehaus International Small Cap Growth: Class No Load Investment Adviser: Driehaus Capital Management LLC	1.15		28.92	4.83	8.97
06-7GR	Mgd Asset Allocation	JHancock 2065 Lifetime Blend Pft R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	20.06	9.80
06-7GP	Mgd Asset Allocation	JHancock 2070 Lifetime Blend Pft R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*
06-7FR	Short Term Bond	JPMorgan Short Duration Bond R6: Class Retirement** Investment Adviser: J.P. Morgan Investment Management, Inc.	0.28	*	5.63	2.46	2.51
06-7FH	Foreign Small/Mid Eqty	T. Rowe Price International Discovery I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price International Limited; T. Rowe Price Hong Kong Limited;T. Rowe Price Japan, Inc;	1.08		25.75	2.11	8.39
06-7GT	Large Cap Growth	T. Rowe Price Lrg Cp Gr I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.55		17.65	12.46	16.91
06-FCP	Intermediate Term Bond	Victory Pioneer Bond R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.36		8.96	0.81	3.05
06-194	Large Cap Growth	Alger Capital Appreciation Instl I: Class Inst*** Investment Adviser: Fred Alger Management, LLC	1.24		31.99	16.01	17.83
06-296	Foreign Growth	American Funds EUPAC R5: Class Retirement*** Investment Adviser: Capital Research and Management Company	0.52		29.11	4.54	8.41
06-692	Foreign Small/Mid Eqty	Columbia Acorn International Inst: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.97	*	12.36	-0.85	4.51
06-444	Emerging Market Bond	Columbia Emerging Markets Bond Inst: Class Inst*** Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.86		12.99	1.71	4.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-443	Specialty	Columbia Seligman Tech & Info Inst: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.91		37.74	19.44	22.80
06-275	Small Cap Blend	Fidelity Advisor Small Cap M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.45		11.58	8.64	9.09
06-819	Large Cap Growth	Franklin Growth A: Class A*** Investment Adviser: Franklin Advisers, Inc.	0.78		15.26	9.61	13.76
06-247	Small Cap Value	Franklin Small Cap Value A: Class A*** Investment Adviser: Franklin Mutual Advisers, LLC	0.97	*	7.31	8.72	9.71
06-890	Mid Cap Growth	Franklin Small-Mid Cap Growth R: Class Retirement Investment Adviser: Franklin Advisers, Inc.	1.09	*	2.50	0.94	9.92
06-821	Intermediate Term Bond	Franklin Core Plus Bond Fund A: Class A*** Investment Adviser: Franklin Advisers, Inc.	0.72	*	7.19	1.82	3.09
06-915	Intermediate Term Bond	Franklin Core Plus Bond Fund R: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.97	*	6.97	1.55	2.82
06-262	Mid Cap Blend	Invesco Main Street Mid Cap A: Class A Investment Adviser: Invesco Advisers, Inc.	1.04		8.92	8.99	9.73
06-259	Mid Cap Value	Janus Henderson VIT Mid Cap Value Svc: Class S*** Investment Adviser: Janus Henderson Investors US LLC	1.18		6.29	8.43	8.40
06-056	Multisector Bond	Lord Abbett Bond-Debenture A: Class A*** Investment Adviser: Lord Abbett	0.90		8.39	2.20	4.85
06-423	Large Cap Blend	Lord Abbett Dividend Growth A: Class A*** Investment Adviser: Lord, Abbett & Co LLC	0.89		16.19	12.44	13.12
06-732	Small Cap Growth	Lord Abbett Developing Growth A: Class A*** Investment Adviser: Lord, Abbett & Co LLC	0.94		14.37	-1.21	11.02
06-960	Small Cap Growth	Lord Abbett Developing Growth P: Class Other*** Investment Adviser: Lord, Abbett & Co LLC	1.14		14.11	-1.41	10.86
06-369	Small Cap Growth	Lord Abbett Developing Growth R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.19		14.10	-1.45	10.75
06-733	Large Cap Value	Lord Abbett Fundamental Equity A: Class A*** Investment Adviser: Lord, Abbett & Co LLC	0.95		17.15	13.29	10.90

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-948	Large Cap Growth	Lord Abbett Growth Leaders I: Class Inst*** Investment Adviser: Lord, Abbett & Co LLC	0.65		16.48	8.48	16.85
06-734	Mid Cap Growth	Lord Abbett Growth Opportunities A: Class A*** Investment Adviser: Lord, Abbett & Co LLC	0.96	*	13.27	3.35	10.48
06-965	Mid Cap Growth	Lord Abbett Growth Opportunities P: Class Other*** Investment Adviser: Lord, Abbett & Co LLC	1.16	*	13.07	3.15	10.26
06-371	Mid Cap Growth	Lord Abbett Growth Opportunities R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.21	*	12.99	3.10	10.21
06-057	High Yield Bond	Lord Abbett High Yield A: Class A*** Investment Adviser: Lord, Abbett & Co LLC	0.93		7.40	3.32	5.37
06-970	Mid Cap Value	Lord Abbett Mid Cap Stock P: Class Other*** Investment Adviser: Lord, Abbett & Co LLC	1.22		7.05	10.09	7.99
06-961	Mid Cap Value	Lord Abbett Mid Cap Stock R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.27		7.03	10.04	7.95
06-704	Small Cap Value	Lord Abbett Small Cap Value I: Class Inst*** Investment Adviser: Lord, Abbett & Co LLC	0.96		0.86	7.53	6.88
06-980	Small Cap Value	Lord Abbett Small Cap Value P: Class Other*** Investment Adviser: Lord, Abbett & Co LLC	1.41		0.44	7.03	6.40
06-962	Small Cap Value	Lord Abbett Small Cap Value R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.46		0.36	6.98	6.35
06-949	Intermediate Term Bond	Lord Abbett Total Return I: Class Inst*** Investment Adviser: Lord, Abbett & Co LLC	0.42	*	7.49	0.32	2.49
06-967	Mid Cap Blend	Lord Abbett Value Opportunities A: Class A*** Investment Adviser: Lord, Abbett & Co LLC	1.19		0.58	5.79	7.80
06-895	Small Cap Growth	Neuberger Small Cap Growth Adv: Class Adv*** Investment Adviser: Neuberger Berman Investment Advisers LLC	1.61	*	9.50	3.33	12.35
06-725	Balanced	Oakmark Equity And Income Investor: Class Inv*** Investment Adviser: Harris Associates L.P.	0.85		11.06	8.44	8.52
06-748	Short Term Bond	Russell Inv Short Duration Bond S: Class S*** Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Scout Investments, Inc.;MetLife Investment Management, LLC;	0.55	*	5.92	1.90	2.42
06-312	Foreign Value	Templeton Foreign A: Class A*** Investment Adviser: Templeton Global Advisors Limited	1.10	*	28.42	8.76	6.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-886	World Bond	Templeton Global Bond A: Class A*** Investment Adviser: Franklin Advisers, Inc.	0.99	*	16.73	-1.27	-0.07
06-313	World Stock	Templeton Growth A: Class A*** Investment Adviser: Templeton Global Advisors Limited	1.03		23.59	7.90	6.91
06-305	Short Term Gov Bond	Vanguard Short-Term Federal Inv: Class Inv***,** Investment Adviser: Vanguard Group Inc	0.20		5.82	1.50	1.89
06-081	Mid Cap Blend	Ave Maria Value: Class No Load Investment Adviser: Schwartz Investment Counsel Inc	0.93		2.82	11.02	10.44
06-082	Large Cap Growth	Ave Maria Growth: Class No Load Investment Adviser: Schwartz Investment Counsel Inc	0.91		8.26	8.46	13.06
06-084	Large Cap Blend	Ave Maria Rising Dividend: Class No Load Investment Adviser: Schwartz Investment Counsel Inc	0.90		-0.39	8.90	10.31
06-085	World Stock	Ave Maria World Equity: Class Other Investment Adviser: Schwartz Investment Counsel Inc	1.03		10.58	8.14	8.21
06-339	Balanced	Timothy Plan Conservative Growth A: Class A Investment Adviser: Timothy Partners Ltd	1.79		10.55	2.87	3.94
06-341	Balanced	Timothy Plan Strategic Growth A: Class A Investment Adviser: Timothy Partners Ltd	1.75		12.95	4.43	5.03
06-005	High Yield Bond	AB High Income Advisor: Class Adv Investment Adviser: AllianceBernstein L.P.	0.61		8.28	4.67	5.71
06-3YR	Large Cap Growth	AB Large Cap Growth Advisor: Class Adv Investment Adviser: AllianceBernstein L.P.	0.55		13.26	11.98	15.97
06-505	Balanced	Alger Balanced I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	1.03		16.15	11.02	10.41
06-510	Large Cap Growth	Alger Capital Appreciation Ptfl I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	0.93		32.87	16.33	18.17
06-500	Large Cap Growth	Alger Large Cap Growth I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	0.84	*	30.27	11.12	16.73
06-197	Small Cap Growth	Alger Small Cap Growth Institutional I: Class Inst Investment Adviser: Fred Alger Management, LLC	1.41		4.89	-5.27	8.43
06-485	Balanced	American Century Strat Allc: Cnsrv Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.83	*	10.42	4.60	6.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-33X	Foreign Value	American Beacon International Eq Inv: Class Inv Investment Adviser: American Beacon Advisors Inc Investment Subadviser: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC;	1.11		36.52	10.50	7.42
06-34F	Small Cap Value	American Beacon Small Cp Val Inv: Class Inv Investment Adviser: American Beacon Advisors Inc Investment Subadviser: Westwood Management Corp;Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC; DePrince Race & Zollo Inc;Hotchkis and Wiley Capital Mgmt LLC;	1.15		4.43	8.83	8.42
06-694	Large Cap Growth	American Century Disciplined Growth Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.91	*	17.20	13.33	15.36
06-721	Intermediate Term Bond	American Century Diversified Bond Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.60		7.06	-0.50	1.77
06-206	Diversified Emerging Markets	American Century Emerging Markets Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.27		35.29	1.42	7.58
06-048	Large Cap Blend	American Century Equity Growth Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.65		18.42	12.36	12.70
06-475	Large Cap Value	American Century Equity Income Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.94		11.91	7.77	8.97
06-355	Large Cap Value	American Century Focused Lg Cap Val A: Class A Investment Adviser: American Century Investment Management Inc	1.09		16.11	10.21	9.50
06-435	Int Government Bond	American Century Ginnie Mae A: Class A Investment Adviser: American Century Investment Management Inc	0.80		7.14	-0.58	0.82
06-445	Large Cap Growth	American Century Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.09	*	14.94	12.46	15.79
06-046	Mid Cap Growth	American Century Heritage Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.00		6.61	5.09	11.43
06-460	Large Cap Value	American Century Discplnd Cor Val Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.65		14.92	8.82	10.45
06-185	Inflation-Protec Bond	American Century Inflation Adjs Bond A: Class A Investment Adviser: American Century Investment Management Inc	0.79		6.32	0.59	2.44
06-3VG	Foreign Small/Mid Eqty	American Century International Opps Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.46	*	29.62	0.97	6.52
06-420	Foreign Growth	American Century International Gr Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.22		15.60	1.55	6.15

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-396	Mid Cap Value	American Century Mid Cap Value Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.97		8.89	8.77	9.04
06-414	Mgd Asset Allocation	American Century One Choice 2030 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.80	*	11.44	4.85	6.80
06-416	Mgd Asset Allocation	American Century One Choice 2035 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.83	*	12.24	5.18	7.28
06-417	Mgd Asset Allocation	American Century One Choice 2040 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.85	*	13.16	5.59	7.82
06-418	Mgd Asset Allocation	American Century One Choice 2045 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.87	*	14.06	6.05	8.40
06-419	Mgd Asset Allocation	American Century One Choice 2050 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.88	*	14.68	6.59	8.95
06-436	Mgd Asset Allocation	American Century One Choice 2055 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.89	*	15.46	7.05	9.29
06-CKT	Mgd Asset Allocation	American Century One Choice 2060 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.89	*	15.75	7.27	9.48
06-63N	Mgd Asset Allocation	American Century One Choice 2065 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.89	*	16.06	7.46
06-427	Mgd Asset Allocation	American Century One Choice In Ret Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.76	*	10.86	4.58	6.03
06-269	Specialty	American Century Real Estate Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.15		0.82	5.08	4.95
06-440	Large Cap Growth	American Century Select Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.90	*	16.27	12.79	15.89
06-200	Small Cap Growth	American Century Small Cap Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.39		8.77	2.69	11.93
06-470	Small Cap Value	American Century Small Cap Value Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.08		-3.27	7.04	8.94
06-385	Small Cap Blend	American Century Small Company A: Class A Investment Adviser: American Century Investment Management Inc	1.10		12.68	6.09	7.54
06-480	Balanced	American Century Strat Allc: Agrsv Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.79	*	15.83	7.97	9.71
06-490	Balanced	American Century Strat Allc: Mod Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.83	*	13.64	6.34	8.13

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-450	Large Cap Growth	American Century Ultra® Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.87	*	12.62	11.71	17.13
06-696	Large Cap Value	American Century Value Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.95	*	15.79	11.32	9.94
06-958	Mgd Asset Allocation	American Funds 2010 Trgt Date Ret Inc R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.63		12.67	5.36	6.26
06-969	Mgd Asset Allocation	American Funds 2015 Trgt Date Ret Inc R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.65		13.05	5.58	6.60
06-972	Mgd Asset Allocation	American Funds 2020 Trgt Date Ret Inc R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.65		13.75	5.87	7.02
06-974	Mgd Asset Allocation	American Funds 2025 Trgt Date Ret Inc R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.66		14.14	6.01	7.73
06-977	Mgd Asset Allocation	American Funds 2030 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.68		15.32	6.90	8.77
06-979	Mgd Asset Allocation	American Funds 2035 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.69		16.70	7.98	9.99
06-982	Mgd Asset Allocation	American Funds 2040 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.71		19.08	9.15	10.87
06-984	Mgd Asset Allocation	American Funds 2045 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.72		19.98	9.44	11.12
06-997	Mgd Asset Allocation	American Funds 2050 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.72		20.05	9.44	11.19
06-999	Mgd Asset Allocation	American Funds 2055 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.73		20.34	9.47	11.20
06-CGF	Mgd Asset Allocation	American Funds 2060 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.74		20.28	9.45	11.19
06-4R3	Mgd Asset Allocation	American Funds 2065 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.74		20.25	9.47
06-6YF	Mgd Asset Allocation	American Funds 2070 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.73		20.41
06-207	Large Cap Growth	American Funds AMCAP R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.67		17.72	10.45	12.63
06-446	Balanced	American Funds American Balanced R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.59		18.43	9.53	9.75

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-208	High Yield Bond	American Funds American High-Inc R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.70		8.28	5.52	6.67
06-3MK	Large Cap Value	American Funds American Mutual R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.62		16.07	11.71	11.28
06-3MM	World Allocation	American Funds Capital Income Bldr R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.61		20.34	9.06	7.80
06-211	World Stock	American Funds Capital World Gr&Inc R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.76		24.70	10.23	10.85
06-212	Foreign Growth	American Funds EUPAC R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.82		28.71	4.22	8.08
06-214	Large Cap Blend	American Funds Fundamental Invs R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.62		24.23	14.42	14.04
06-216	Large Cap Growth	American Funds Growth Fund of Amer R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.63		19.87	11.77	15.11
06-3MN	Balanced	American Funds Income Fund of Amer R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.61		17.74	9.02	8.59
06-209	Short Term Bond	American Funds Interm Bd Fd of Amer R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.59	*	6.88	1.06	2.00
06-503	World Stock	American Funds New Perspective R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.75		21.19	8.99	12.65
06-689	Diversified Emerging Markets	American Funds New World R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.92		28.15	5.25	9.54
06-332	World Stock	American Funds SMALLCAP World R4: Class Retirement Investment Adviser: Capital Research and Management Company	1.00		14.04	1.42	8.86
06-448	Large Cap Value	American Funds Washington Mutual R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.60		17.09	13.91	13.10
06-4TG	Mid Cap Blend	AMG GW&K Small Mid Cap Core I: Class Inst*** Investment Adviser: AMG Funds LLC Investment Subadviser: GW&K Investment Management, LLC	0.87		4.58	6.55	9.93
06-FXW	Large Cap Growth	AMG Renaissance Large Cap Growth N: Class N Investment Adviser: AMG Funds LLC Investment Subadviser: Renaissance Group LLC	1.00	*	10.11	12.40	13.95
06-4TF	Diversified Emerging Markets	AQR Emerging Multi-Style II N: Class N Investment Adviser: AQR Capital Management LLC	0.96	*	32.38	5.56	7.80

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-BBB	Foreign Value	AQR International Multi-Style N: Class N Investment Adviser: AQR Capital Management LLC	0.84	*	42.49	11.75	8.44
06-CCC	Large Cap Blend	AQR Large Cap Multi-Style N: Class N Investment Adviser: AQR Capital Management LLC	0.66		23.25	15.19	13.00
06-CCF	Small Cap Blend	AQR Small Cap Multi-Style N: Class N Investment Adviser: AQR Capital Management LLC	0.89	*	17.28	10.59	10.32
06-335	Mid Cap Value	Ariel Appreciation Investor: Class Inv Investment Adviser: Ariel Investments, LLC	1.15		11.11	7.57	7.95
06-CKV	Foreign Value	Ariel International Investor: Class Inv Investment Adviser: Ariel Investments, LLC	1.13	*	31.48	7.10	5.86
06-330	Small Cap Value	Ariel Fund Investor: Class Inv Investment Adviser: Ariel Investments, LLC	1.01		14.15	9.36	9.51
06-7CM	Short Term Bond	Baird Short-Term Bond Investor: Class Inv** Investment Adviser: Robert W. Baird & Co. Incorporated	0.55		5.41	2.14	2.35
06-587	Large Cap Value	BlackRock Equity Dividend Instl: Class Inst Investment Adviser: BlackRock Advisors, LLC	0.71		21.67	11.70	11.24
06-528	World Allocation	BlackRock Global Allocation Instl: Class Inst Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	0.87	*	19.62	5.74	7.50
06-CGM	Specialty	BlackRock Health Sciences Opps Instl: Class Inst Investment Adviser: BlackRock Advisors, LLC	0.84		16.26	5.85	9.82
06-CHP	High Yield Bond	BlackRock High Yield Port Svc: Class S Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock International Limited	0.93		8.98	4.74	6.15
06-GHG	Mid Cap Growth	BlackRock Mid-Cap Growth Equity Instl: Class Inst Investment Adviser: BlackRock Advisors, LLC	0.80	*	0.40	0.75	11.42
06-FRY	Balanced	BlackRock Multi-Asset Income Investor A: Class A Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock Asset Management North Asia Ltd; BlackRock International Limited;BlackRock (Singapore) Ltd;	0.82	*	11.53	4.54	5.32
06-529	Small Cap Growth	BlackRock Advantage Small Cap Gr Instl: Class Inst Investment Adviser: BlackRock Advisors, LLC	0.51	*	15.24	3.94	10.36

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FTG	Intermediate Term Bond	BlackRock Strategic Income Opps Inv A: Class A Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	0.96	*	8.31	2.89	3.56
06-093	Intermediate Term Bond	BlackRock Total Return Inv A: Class A Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	0.76		7.87	-0.43	2.11
06-CCY	Specialty	BNY Mellon Natural Resources I: Class Inst Investment Adviser: BNY Mellon Investment Adviser, Inc Investment Subadviser: Newton Investment Management North America, LLC	0.93		14.99	17.11	12.67
06-709	World Bond	BrandywineGLOBAL Global Opp Bond FI: Class Other Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	1.00	*	13.10	-2.86	1.63
06-345	Large Cap Growth	Calvert Equity A: Class A Investment Adviser: Calvert Research and Management Investment Subadviser: Atlanta Capital Management Company,LLC	0.91		6.95	7.76	12.79
06-340	Intermediate Term Bond	Calvert Income A: Class A Investment Adviser: Calvert Research and Management	0.92	*	8.89	1.19	3.66
06-516	Small Cap Blend	Calvert Small-Cap A: Class A Investment Adviser: Calvert Research and Management	1.20		-6.41	3.22	7.92
06-520	Mid Cap Blend	Calvert VP SRI Mid Cap: Class – N/A Investment Adviser: Calvert Research and Management	0.99	*	1.46	2.95	6.91
06-712	Large Cap Blend	ClearBridge Appreciation FI: Class Other Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: ClearBridge Investments, LLC	1.00		14.16	12.45	13.02
06-711	Mid Cap Growth	ClearBridge Growth FI: Class Other Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: ClearBridge Investments, LLC	1.13		13.36	4.76	7.61
06-GJR	Foreign Value	ClearBridge International Value A: Class A Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: ClearBridge Investments, LLC	1.29	*	38.38	10.72	6.50

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GJV	Large Cap Growth	ClearBridge Large Cap Growth A: Class A Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: ClearBridge Investments, LLC	1.01		8.49	10.30	14.11
06-4VC	Specialty	Cohen & Steers Global Infrastructure A: Class A Investment Adviser: Cohen & Steers Capital Management, Inc. Investment Subadviser: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;	1.22		14.31	7.44	7.94
06-4VF	Specialty	Cohen & Steers Real Estate Securities A: Class A Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10		4.00	5.40	6.36
06-66N	Balanced	Columbia Capital Allocation Agrsv A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	1.03		19.03	9.16	9.96
06-66C	Balanced	Columbia Capital Allocation Cnsrv A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.94		10.51	2.46	3.93
06-66G	Balanced	Columbia Capital Allocation Mod A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.93		15.57	5.82	7.18
06-66K	Balanced	Columbia Capital Alloc Mod Agrsv A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.99		16.88	7.44	8.58
06-73K	Large Cap Blend	Columbia Contrarian Core Inst: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.73		17.37	14.12	14.24
06-73M	Large Cap Value	Columbia Dividend Income Inst: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.65		15.85	12.06	12.33
06-438	Emerging Market Bond	Columbia Emerging Markets Bond A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	1.11		12.62	1.44	4.09
06-67P	Large Cap Growth	Columbia Integrated Large Cap Gr A: Class A*** Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.79	*	14.69	14.79	16.23
06-67T	Small Cap Growth	Columbia Integrated Small Cap Gr A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	1.24	*	19.00	7.23
06-334	Mid Cap Blend	Columbia Mid Cap Index A: Class No Load Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.45	*	7.10	8.64	10.21
06-73N	Foreign Value	Columbia Overseas Value Inst: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.91	*	45.72	13.04	9.48
06-73P	Intermediate Term Bond	Columbia Quality Income Inst: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.65	*	9.49	-0.68	1.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-73R	World Stock	Columbia Select Global Equity Inst: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.97	*	17.69	9.01	13.16
06-73T	Large Cap Value	Columbia Select Large Cap Value Inst: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.60	*	27.93	13.90	12.70
06-73V	Mid Cap Value	Columbia Select Mid Cap Value Instl: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.88		13.84	11.32	10.47
06-64V	Mid Cap Growth	Columbia Select Mid Cap Growth Fund A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	1.12	*	14.81	7.12	11.73
06-336	Small Cap Blend	Columbia Small Cap Index A: Class No Load Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.45		5.64	6.81	9.33
06-64X	Small Cap Value	Columbia Sm Cp Val and Inflection A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	1.21	*	7.93	9.50	8.87
06-64Y	Intermediate Term Bond	Columbia Total Return Bond A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.74	*	8.62	-0.38	2.65
06-73W	Intermediate Term Bond	Columbia Total Return Bond Inst: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.49	*	8.88	-0.13	2.91
06-551	Mid Cap Blend	CRM Mid Cap Value Inv: Class Inv Investment Adviser: Cramer Rosenthal McGlynn LLC	1.20		8.88	8.06	10.04
06-552	Small Cap Blend	CRM Small Cap Value Inv: Class Inv Investment Adviser: Cramer Rosenthal McGlynn LLC	1.28		2.48	7.71	7.83
06-FNG	Large Cap Value	DWS CROCI US S: Class S Investment Adviser: DWS Investment Management Americas, Inc.	0.66		17.11	12.28	9.72
06-3VP	Diversified Emerging Markets	DWS Emerging Markets Equity S: Class S Investment Adviser: DWS Investment Management Americas, Inc. Investment Subadviser: DWS International GmbH	1.00	*	28.82	0.38	6.72
06-608	Specialty	DWS Enhanced Commodity Strategy S: Class S Investment Adviser: DWS Investment Management Americas, Inc.	0.95	*	11.67	9.02	4.40
06-632	Large Cap Blend	DWS Enhanced Core Equity S: Class S Investment Adviser: DWS Investment Management Americas, Inc.	0.55	*	19.00	15.26	12.49
06-614	Specialty	DWS RREEF Global Infrastructure S: Class S Investment Adviser: DWS Investment Management Americas, Inc. Investment Subadviser: RREEF America L.L.C.	1.11	*	12.56	7.33	7.01
06-FRC	Int Government Bond	DWS GNMA S: Class S Investment Adviser: DWS Investment Management Americas, Inc.	0.59	*	8.60	-0.01	1.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-631	World Allocation	DWS RREEF Real Assets S: Class S Investment Adviser: DWS Investment Management Americas, Inc. Investment Subadviser: RREEF America L.L.C.	0.99	*	13.05	6.38	6.91
06-617	Specialty	DWS RREEF Real Estate Securities S: Class S Investment Adviser: DWS Investment Management Americas, Inc. Investment Subadviser: RREEF America L.L.C.	0.76		-0.28	4.21	5.23
06-GGM	Small Cap Blend	DWS Small Cap Core S: Class S Investment Adviser: DWS Investment Management Americas, Inc.	0.89		4.99	9.76	10.26
06-CHJ	Foreign Blend	Federated Hermes International Equity IS: Class Inst Investment Adviser: Federated Global Investment Management Corp	0.94	*	27.18	4.75	8.22
06-049	Foreign Blend	Federated Hermes Intl Leaders IS: Class Inst Investment Adviser: Federated Global Investment Management Corp	0.79	*	37.31	8.84	8.33
06-050	Large Cap Growth	Federated Hermes Kaufmann Large Cap IS: Class Inst Investment Adviser: Federated Global Investment Management Corp	0.84	*	17.85	9.26	13.60
06-051	Large Cap Blend	Federated Hermes MDT All Cap Core IS: Class Inst Investment Adviser: Federated MDTA LLC	0.75	*	20.24	17.04	16.25
06-4FT	Small Cap Blend	Federated Hermes MDT Small Cap Core IS: Class Inst Investment Adviser: Federated MDTA LLC	0.89	*	14.13	9.62	11.69
06-FTV	Small Cap Growth	Federated Hermes MDT Small Cap Growth IS: Class Inst Investment Adviser: Federated MDTA LLC	0.89	*	17.09	6.45	11.75
06-788	High Yield Bond	Federated Hermes Opportunistic HY Bd IS: Class Inst Investment Adviser: Federated Investment Management Company	0.73	*	8.30	4.50	6.15
06-CCH	Mgd Asset Allocation	Fidelity Advisor Freedom 2010 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.46		11.27	3.24	5.59
06-CCJ	Mgd Asset Allocation	Fidelity Advisor Freedom 2015 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.50		12.91	3.96	6.41
06-CCK	Mgd Asset Allocation	Fidelity Advisor Freedom 2020 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.55		14.57	4.68	7.12
06-CCM	Mgd Asset Allocation	Fidelity Advisor Freedom 2025 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.59		16.17	5.41	7.77
06-CCN	Mgd Asset Allocation	Fidelity Advisor Freedom 2030 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.61		17.27	6.21	8.68
06-CCP	Mgd Asset Allocation	Fidelity Advisor Freedom 2035 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.65		18.71	7.54	9.83

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-CCR	Mgd Asset Allocation	Fidelity Advisor Freedom 2040 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.67	21.49	9.04	10.74
06-CCT	Mgd Asset Allocation	Fidelity Advisor Freedom 2045 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.69	23.00	9.55	11.00
06-CCV	Mgd Asset Allocation	Fidelity Advisor Freedom 2050 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.69	23.04	9.56	11.00
06-CCW	Mgd Asset Allocation	Fidelity Advisor Freedom 2055 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.69	23.08	9.57	11.01
06-CCX	Mgd Asset Allocation	Fidelity Advisor Freedom 2060 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.69	23.13	9.58	11.01
06-63P	Mgd Asset Allocation	Fidelity Advisor Freedom 2065 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.69	23.07	9.58
06-77X	Mgd Asset Allocation	Fidelity Advisor Freedom 2070 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.69	22.58
06-CCG	Mgd Asset Allocation	Fidelity Advisor Freedom Retirement I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.46	10.19	2.56	4.36
06-GKP	Balanced	Fidelity Advisor Real Estate Income I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.70	7.11	5.13	5.82
06-841	Large Cap Blend	Fidelity Advisor Stock Sel M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.04	18.24	11.77	13.39
06-FTY	Balanced	Fidelity Advisor® Balanced I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.51	15.16
06-280	Foreign Growth	Fidelity Advisor Diversified Intl M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;	1.36	27.10	6.06	7.81

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-028	Large Cap Blend	Fidelity Advisor Diversified Stock I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;	0.56	13.83	13.85	15.17
06-120	Large Cap Growth	Fidelity Advisor Equity Growth M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.16	13.98	12.87	16.67
06-125	Large Cap Growth	Fidelity Advisor Growth Opps M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21	21.85	10.76	19.59
06-155	Foreign Growth	Fidelity Advisor Intl Cap App M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;	1.39	18.13	5.65	9.08
06-232	Large Cap Blend	Fidelity Advisor® Leveraged CoStock A: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.98	20.01
06-295	Large Cap Growth	Fidelity Advisor New Insights A: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.90	22.72	15.19	15.46
06-393	Small Cap Blend	Fidelity Advisor Small Cap A: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.20	11.86	8.90	9.35

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-270	Mid Cap Blend	Fidelity Advisor Stock Selec Mid Cp M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.22	9.87	8.54	10.12
06-026	Balanced	Fidelity Advisor Strategic Div & Inc I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;	0.67	13.01	8.12	9.27
06-110	Multisector Bond	Fidelity Advisor Strategic Income A: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.94	8.57	2.87	4.49
06-027	Intermediate Term Bond	Fidelity Advisor Total Bond I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.50	7.44	0.52	3.01
06-322	Mid Cap Value	Fidelity Advisor Value A: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;	1.08	11.06	12.27	10.86
06-7FC	Large Cap Blend	Fidelity Advisor® Dividend Growth M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.41
06-77M	Large Cap Blend	Fidelity Advisor® Growth & Income M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.07

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-230	Balanced	Fidelity VIP Asset Manager 50% Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd;	0.52		14.98	5.67	7.13
06-245	Large Cap Growth	Fidelity VIP Contrafund Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd;	0.56		21.48	15.36	15.78
06-205	Large Cap Value	Fidelity VIP Equity-Income Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd;	0.47		19.02	12.51	11.60
06-210	Large Cap Growth	Fidelity VIP Growth Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd;	0.56		14.90	13.70	17.45
06-215	High Yield Bond	Fidelity VIP High Income Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd;	0.81	*	10.36	4.22	5.59
06-220	Foreign Growth	Fidelity VIP Overseas Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fil Investment Advisors; Fidelity Management & Research (Hong Kong) Ltd; FIL Investment Advisors (UK) Ltd;	0.73		20.39	6.62	7.93
06-CNF	Intermediate Term Bond	Franklin Core Plus Bond Fund Advisor: Class Adv Investment Adviser: Franklin Advisers, Inc.	0.47	*	7.45	2.07	3.35
06-7FF	Specialty	Franklin Gold and Precious Metals Adv: Class Adv Investment Adviser: Franklin Advisers, Inc.	0.62		196.04	21.44	22.16

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CMX	Large Cap Growth	Franklin Growth Adv: Class Adv Investment Adviser: Franklin Advisers, Inc.	0.52		15.54	9.88	14.04
06-CNW	Large Cap Growth	Franklin Growth Opportunities Adv: Class Adv Investment Adviser: Franklin Advisers, Inc.	0.64		8.24	7.25	13.20
06-719	Balanced	Franklin Income Adv: Class Adv Investment Adviser: Franklin Advisers, Inc.	0.46		12.02	7.88	7.76
06-723	World Stock	Franklin Mutual Global Discovery Z: Class Inst Investment Adviser: Franklin Mutual Advisers, LLC	0.96		23.67	12.25	8.92
06-CMY	Small Cap Value	Franklin Small Cap Value Adv: Class Adv*** Investment Adviser: Franklin Mutual Advisers, LLC	0.72	*	7.55	8.99	9.98
06-CNC	Mid Cap Growth	Franklin Small-Mid Cap Growth Adv: Class Adv Investment Adviser: Franklin Advisers, Inc.	0.59	*	3.00	1.43	10.45
06-FPC	Specialty	Franklin Utilities Adv: Class Adv Investment Adviser: Franklin Advisers, Inc.	0.55		15.30	11.06	10.97
06-249	World Allocation	Goldman Sachs Growth Allocation Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.52	*	19.27	9.38	9.81
06-367	Foreign Blend	Goldman Sachs Intl Eq Insghts Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.82	*	40.68	11.42	9.55
06-CKX	Large Cap Growth	Goldman Sachs Large Cap Gr Insghts Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.67	*	15.39	14.47	16.14
06-052	Large Cap Value	Goldman Sachs Large Cp Val Insghts Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.67	*	15.18	12.18	10.49
06-252	Mid Cap Blend	Goldman Sachs Mid Cap Value Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.84		9.66	10.07	10.09
06-254	Small Cap Value	Goldman Sachs Small Cap Value Inst: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.97	*	10.71	7.47	8.05
06-053	Large Cap Blend	Goldman Sachs US Equity Insights Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.68	*	15.40	13.83	13.80
06-727	Mid Cap Growth	Goldman Sachs Mid Cap Growth Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.90	*	7.36	4.79	11.65
06-CGH	Cash	Goldman Sachs FS Government Adm: Class Other** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.43		3.95	2.99	1.91

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-39P	Mid Cap Growth	Hartford MidCap R4: Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Wellington Management Company	1.17		-0.89	-0.13	7.63
06-3CT	Mid Cap Blend	Hartford Schroders US MidCap Opps R4: Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Schroder Investment Management North America Inc.	1.22		7.12	8.70
06-3YH	World Bond	Hartford World Bond R4: Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Wellington Management Company	1.05		4.75	1.33	1.94
06-893	Balanced	Invesco Active Allocation Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.74		15.76	6.02	7.82
06-023	Large Cap Growth	Invesco American Franchise A: Class A Investment Adviser: Invesco Advisers, Inc.	0.93		11.56	10.28	14.73
06-771	Large Cap Value	Invesco Comstock A: Class A Investment Adviser: Invesco Advisers, Inc.	0.80		17.15	15.24	11.90
06-762	Large Cap Value	Invesco Comstock Select Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.68		18.75	15.15	11.64
06-894	Intermediate Term Bond	Invesco Core Bond Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.46	*	6.83	-0.34	2.36
06-571	Diversified Emerging Markets	Invesco Developing Markets Y: Class Inst Investment Adviser: Invesco Advisers, Inc. Investment Subadviser: Invesco Asset Management Ltd	1.03		28.63	-0.28	6.26
06-4HC	Mid Cap Growth	Invesco Discovery Mid Cap Growth R5: Class Retirement*** Investment Adviser: Invesco Advisers, Inc.	0.74		5.10	4.08
06-817	Large Cap Value	Invesco Diversified Dividend Investor: Class Inv Investment Adviser: Invesco Advisers, Inc.	0.71		15.58	10.80	9.11
06-810	Specialty	Invesco Energy Inv: Class Inv Investment Adviser: Invesco Advisers, Inc.	1.23		12.35	23.31	5.43
06-192	Foreign Growth	Invesco EQV International Equity R5: Class Retirement*** Investment Adviser: Invesco Advisers, Inc.	0.93		16.32	3.62	6.14
06-055	Specialty	Invesco Floating Rate ESG Y: Class Inst Investment Adviser: Invesco Advisers, Inc. Investment Subadviser: Invesco Senior Secured Management Inc	0.89		4.78	5.66	5.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-843	World Stock	Invesco Global Opportunities Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.90		7.37	-7.21	5.56
06-751	Multisector Bond	Invesco Global Strategic Income Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.81		13.06	1.80	3.15
06-752	World Stock	Invesco Global Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.82		15.49	7.30	11.04
06-753	Specialty	Invesco Gold & Special Minerals Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.81		131.58	17.83	21.36
06-815	Specialty	Invesco Health Care Invstor: Class Inv Investment Adviser: Invesco Advisers, Inc.	1.05		15.48	3.72	6.38
06-754	World Bond	Invesco International Bond Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.79	*	16.90	0.36	3.06
06-757	Foreign Small/Mid Eqty	Invesco International Small-Mid Com Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	1.13		17.03	-0.56	6.66
06-758	Large Cap Blend	Invesco Main Street All Cap Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.79		19.10	14.41	13.68
06-759	Mid Cap Blend	Invesco Main Street Mid Cap Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.80		9.20	9.26	10.01
06-756	Foreign Growth	Invesco International Growth Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.86		16.08	2.26	5.85
06-062	Specialty	Invesco Senior Floating Rate Y: Class Inst Investment Adviser: Invesco Advisers, Inc. Investment Subadviser: Invesco Senior Secured Management Inc	0.87		5.30	6.86	4.80
06-320	Small Cap Growth	Invesco Small Cap Growth A: Class A Investment Adviser: Invesco Advisers, Inc.	1.16		5.69	-0.89	8.97
06-805	Specialty	Invesco Technology Investor: Class Inv Investment Adviser: Invesco Advisers, Inc.	0.91		19.95	10.24	15.63
06-814	Mid Cap Value	Invesco Value Opportunities A: Class A Investment Adviser: Invesco Advisers, Inc.	1.02		20.15	19.86	14.16
06-6KR	Mid Cap Value	Invesco Value Opportunities Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.77		20.45	20.15	14.44
06-954	Large Cap Blend	JH Adaptive Risk Mgd U.S. Eq S: Class S Investment Adviser: Janus Henderson Investors US LLC	1.09		12.94	10.28	10.86

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CMC	Mid Cap Growth	Janus Henderson Enterprise A: Class A Investment Adviser: Janus Henderson Investors US LLC	1.14		7.27	7.23	12.28
06-601	Intermediate Term Bond	Janus Henderson VIT Flexible Bond Instl: Class Inst Investment Adviser: Janus Henderson Investors US LLC	0.57	*	7.40	-0.23	2.32
06-603	Large Cap Growth	Janus Henderson Forty A: Class A Investment Adviser: Janus Henderson Investors US LLC	0.88		18.06	11.38	15.79
06-600	World Stock	Janus Henderson VIT Global Rsrch Instl: Class Inst Investment Adviser: Janus Henderson Investors US LLC	0.72		20.92	12.51	12.93
06-GMH	Foreign Value	Janus Henderson Global Equity Income A: Class A Investment Adviser: Janus Henderson Investors US LLC	1.12		29.61	9.91	7.54
06-CGX	Specialty	Janus Henderson Global Life Sciences T: Class Other Investment Adviser: Janus Henderson Investors US LLC	0.92		24.70	7.53	10.04
06-156	Large Cap Blend	Janus Henderson Growth And Income R: Class Retirement Investment Adviser: Janus Henderson Investors US LLC	1.37	*	19.34	11.84	12.62
06-604	Mid Cap Value	Janus Henderson Mid Cap Value A: Class A Investment Adviser: Janus Henderson Investors US LLC	1.20		6.59	8.57	8.42
06-888	Large Cap Growth	Janus Henderson Research A: Class A Investment Adviser: Janus Henderson Investors US LLC	1.03		18.19	13.84	15.53
06-615	Small Cap Value	Janus Henderson Small Cap Value S: Class S Investment Adviser: Janus Henderson Investors US LLC	1.49		7.34	7.10	7.27
06-889	Small Cap Growth	Janus Henderson Triton A: Class A Investment Adviser: Janus Henderson Investors US LLC	1.31		9.32	2.22	9.21
06-611	Balanced	Janus Henderson VIT Balanced Svc: Class S Investment Adviser: Janus Henderson Investors US LLC	0.87		14.82	8.21	9.86
06-FXX	Large Cap Value	JPMorgan Equity Income R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.70		14.60	10.64
06-FYC	Int Government Bond	JPMorgan Government Bond R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.55	*	6.87	-0.58
06-FYG	Mid Cap Growth	JPMorgan Mid Cap Growth R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.90	*	8.52	4.24
06-FYJ	Mid Cap Value	JPMorgan Mid Cap Value R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.85	*	4.83	9.61
06-GMN	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2025 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	13.23	5.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GMP	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2030 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	15.36	6.32
06-GMR	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2035 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	17.09	7.64
06-GMT	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2040 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	18.47	8.60
06-GMV	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2045 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	19.40	9.38
06-GMW	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2050 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	20.10	9.64
06-GMX	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2055 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	20.04	9.66
06-GMY	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2060 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	20.15	9.70
06-6RF	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	19.67
06-GNC	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend Inc R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	12.85	4.45
06-FYM	Small Cap Blend	JPMorgan US Small Company R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.97		10.01	7.40
06-GJH	Large Cap Value	JPMorgan Value Advantage R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.75	*	9.58	11.63
06-36F	Foreign Small/Mid Eqty	Lord Abbett International Opp R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.00		24.30	4.72	6.03
06-CJT	Multisector Bond	Lord Abbett Bond Debenture R5: Class Retirement Investment Adviser: Lord Abbett	0.70		8.62	2.42	5.08
06-CJV	Large Cap Blend	Lord Abbett Dividend Growth R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.64		16.43	12.71	13.41
06-CJW	Small Cap Growth	Lord Abbett Developing Growth R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.69		14.64	-0.96	11.30
06-CJX	Large Cap Value	Lord Abbett Fundamental Equity R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.70		17.48	13.56	11.19
06-CJY	Large Cap Growth	Lord Abbett Growth Leaders R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.65		16.49	8.49	16.86

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CKC	Mid Cap Growth	Lord Abbett Growth Opportunities R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.71	*	13.54	3.62	10.77
06-CKF	High Yield Bond	Lord Abbett High Yield R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.73		7.44	3.51	5.58
06-CKG	Mid Cap Value	Lord Abbett Mid Cap Stock R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.77		7.51	10.59	8.47
06-CKH	Small Cap Value	Lord Abbett Small Cap Value R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.96		0.91	7.52	6.89
06-CKJ	Intermediate Term Bond	Lord Abbett Total Return R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.46		7.46	0.27	2.45
06-CKK	Mid Cap Blend	Lord Abbett Value Opportunities R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.94		0.89	6.06	8.07
06-410	Mid Cap Growth	LVIP American Century CapApprecStdII: Class Other Investment Adviser: Lincoln Financial Investments Corporation Investment Subadviser: American Century Investment Management Inc	0.79	*	6.72	5.16	11.47
06-008	World Allocation	Nomura Asset Strategy Fund Cl Y: Class Inst Investment Adviser: Delaware Management Company	1.12		16.63	8.65	8.28
06-010	Balanced	Nomura Balanced Fund Class Y: Class Inst Investment Adviser: Delaware Management Company	0.98	*	11.70	7.94	8.43
06-CGR	World Stock	Nomura Climate Solutions Y: Class Inst Investment Adviser: Delaware Management Company Investment Subadviser: Van Eck Associates Corporation	1.24	*	22.57	18.06	1.17
06-012	High Yield Bond	Nomura High Income Fund Class Y: Class Inst Investment Adviser: Delaware Management Company	0.88	*	5.67	3.51	5.50
06-CGV	Specialty	Nomura Science and Technology Y: Class Inst Investment Adviser: Delaware Management Company	1.17	*	33.80	14.04	17.59
06-FPF	Small Cap Blend	Nomura Smid Cap Core Y: Class Inst Investment Adviser: Delaware Management Company	1.14	*	8.63	8.33	9.98
06-222	Balanced	Manning & Napier Pro-Blend Cnsrv Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	0.90		7.88	2.71	4.71
06-223	Balanced	Manning & Napier Pro-Blend Extnd Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.02		10.03	4.34	7.07
06-224	Balanced	Manning & Napier Pro-Blend Max Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.10		12.08	7.07	10.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-226	Balanced	Manning & Napier Pro-Blend Mod Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.06		9.29	3.53	5.84
06-058	Balanced	MFS Aggressive Growth Allocation R3: Class Retirement Investment Adviser: Massachusetts Financial Services Company	1.00		14.86	7.99	10.42
06-059	Balanced	MFS Conservative Allocation R3: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.83		9.58	3.78	5.93
06-014	Emerging Market Bond	MFS Emerging Markets Debt R3: Class Retirement Investment Adviser: Massachusetts Financial Services Company	1.07	*	12.24	1.79	4.25
06-060	Balanced	MFS Growth Allocation R3: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.94	*	13.32	6.84	9.25
06-773	Large Cap Blend	MFS International Intrinsic Value R3: Class Retirement*** Investment Adviser: Massachusetts Financial Services Company	1.02	*	32.77	7.21	9.84
06-360	Foreign Small/Mid Eqty	MFS International New Discovery A: Class A*** Investment Adviser: Massachusetts Financial Services Company	1.28	*	16.61	2.38	5.96
06-386	Large Cap Growth	MFS Massachusetts Inv Gr Stk R3: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.71		9.86	10.08	14.31
06-365	Mid Cap Growth	MFS Mid Cap Growth A: Class A Investment Adviser: Massachusetts Financial Services Company	1.02	*	3.39	3.08	11.11
06-891	Mid Cap Value	MFS Mid Cap Value R3: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.97	*	6.09	10.02	9.72
06-061	Balanced	MFS Moderate Allocation R3: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.89		11.72	5.24	7.63
06-299	Small Cap Growth	MFS New Discovery R3: Class Retirement Investment Adviser: Massachusetts Financial Services Company	1.21	*	12.36	-0.70	10.22
06-CMH	Specialty	MFS Technology R3: Class Retirement Investment Adviser: Massachusetts Financial Services Company	1.11	*	16.07	12.01	18.19
06-388	Specialty	MFS Utilities R3: Class Retirement Investment Adviser: Massachusetts Financial Services Company	1.00	*	14.85	7.42	9.33
06-375	Large Cap Value	MFS Value A: Class A Investment Adviser: Massachusetts Financial Services Company	0.79	*	12.87	9.80	9.95
06-399	Mid Cap Blend	Monteagle Opportunity Equity Instl: Class Inst Investment Adviser: Park Place Capital Corporation	1.31		10.35	9.91	10.91
06-GJK	Mid Cap Value	Neuberger M/C Intrinsic Val A: Class A Investment Adviser: Neuberger Berman Investment Advisers LLC	1.21	*	10.81	9.73	7.64

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-015	Diversified Emerging Markets	Neuberger Emerg Mkts Eq A: Class A Investment Adviser: Neuberger Berman Investment Advisers LLC	1.35	*	34.95	3.04	7.05
06-880	World Stock	Neuberger Focus Adv: Class Adv Investment Adviser: Neuberger Berman Investment Advisers LLC	1.33		20.83	7.99	10.39
06-900	Large Cap Value	Neuberger Large Cap Value Adv: Class Adv Investment Adviser: Neuberger Berman Investment Advisers LLC	1.10		20.25	10.34	12.64
06-868	Small Cap Growth	Neuberger Small Cap Growth A: Class A Investment Adviser: Neuberger Berman Investment Advisers LLC	1.27	*	9.66	3.48	12.55
06-CNY	Large Cap Blend	Neuberger Quality Equity A: Class A Investment Adviser: Neuberger Berman Investment Advisers LLC	1.05		17.16	13.68	13.26
06-832	Balanced	North Square Multi Strategy I: Class Inst Investment Adviser: North Square Investments, LLC Investment Subadviser: CSM Advisors, LLC	1.33		12.45	8.85	10.22
06-627	Small Cap Blend	North Square Spectrum Alpha I: Class Inst Investment Adviser: North Square Investments, LLC Investment Subadviser: CSM Advisors, LLC	2.06		9.70	5.02	8.87
06-492	Small Cap Value	Northern Small Cap Value: Class No Load Investment Adviser: Northern Trust Investments Inc	0.51	*	10.50	8.78	7.89
06-434	Intermediate Term Bond	Nuveen Bond Index Retirement: Class Retirement Investment Adviser: Teachers Advisors LLC	0.32		6.84	-0.72	1.62
06-433	Large Cap Blend	Nuveen Core Equity Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.65		13.80	13.52	13.83
06-CNK	Intermediate Term Bond	Nuveen Core Impact Bond Retirement: Class Retirement Investment Adviser: Teachers Advisors LLC	0.60		7.35	-0.33	2.06
06-939	Intermediate Term Bond	Nuveen Core Plus Bond R: Class Retirement Investment Adviser: Teachers Advisors LLC	0.55		7.07	0.22	2.59
06-892	Large Cap Value	Nuveen Dividend Value A: Class A Investment Adviser: Nuveen Fund Advisors, LLC. Investment Subadviser: Nuveen Asset Management, LLC	0.95	*	14.57	10.87	9.71
06-020	Diversified Emerging Markets	Nuveen Emerging Markets Eq Idx Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.41		33.82	3.61	7.94
06-428	Foreign Blend	Nuveen International Eq Idx Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.30		31.27	8.75	8.09
06-6J9	Foreign Growth	Nuveen International Opps A: Class A Investment Adviser: Teachers Advisors LLC	0.95		19.87	1.40	7.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-431	Large Cap Growth	Nuveen Large Cap Gr Idx Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.30		18.21	14.98	17.77
06-942	Large Cap Growth	Nuveen Large Cap Growth R: Class Retirement Investment Adviser: Teachers Advisors LLC	0.66		15.30	11.23	15.50
06-432	Large Cap Blend	Nuveen Large Cap Responsible Eq Ret: Class Retirement Investment Adviser: Teachers Advisors LLC	0.42		16.36	11.65	13.40
06-429	Large Cap Value	Nuveen Large Cap Value Idx Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.30		15.55	11.00	10.21
06-943	Large Cap Value	Nuveen Large Cap Value Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.66		17.21	12.46	10.51
06-032	Mgd Asset Allocation	Nuveen Lifecycle Index 2010 Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.35	*	11.76	4.22	6.02
06-033	Mgd Asset Allocation	Nuveen Lifecycle Index 2015 Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.35	*	12.67	4.69	6.51
06-034	Mgd Asset Allocation	Nuveen Lifecycle Index 2020 Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.35	*	13.43	5.15	7.05
06-035	Mgd Asset Allocation	Nuveen Lifecycle Index 2025 Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.35	*	14.19	5.76	7.74
06-036	Mgd Asset Allocation	Nuveen Lifecycle Index 2030 Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.35	*	15.44	6.57	8.53
06-037	Mgd Asset Allocation	Nuveen Lifecycle Index 2035 Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.35	*	16.69	7.50	9.36
06-038	Mgd Asset Allocation	Nuveen Lifecycle Index 2040 Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.35	*	18.55	8.70	10.30
06-039	Mgd Asset Allocation	Nuveen Lifecycle Index 2045 Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.35	*	19.79	9.53	10.95
06-040	Mgd Asset Allocation	Nuveen Lifecycle Index 2050 Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.35	*	20.43	9.85	11.18
06-041	Mgd Asset Allocation	Nuveen Lifecycle Index 2055 Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.35	*	20.64	9.99	11.32
06-CMV	Mgd Asset Allocation	Nuveen Lifecycle Index 2060 Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.35	*	20.81	10.14	11.44
06-4XT	Mgd Asset Allocation	Nuveen Lifecycle Index 2065 Ret: Class Retirement Investment Adviser: Teachers Advisors LLC	0.35	*	20.96	10.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-042	Mgd Asset Allocation	Nuveen Lifecycle Index Ret Inc Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.35	*	12.68	4.53	6.10
06-4CX	Balanced	Nuveen Lifestyle Aggressive Gr A: Class A Investment Adviser: Teachers Advisors LLC	0.99	*	19.56	9.59	11.08
06-3XV	Balanced	Nuveen Lifestyle Growth A: Class A Investment Adviser: Teachers Advisors LLC	0.92	*	17.00	7.74	9.45
06-237	Mid Cap Growth	Nuveen Small/Mid Cap Growth Opp A: Class A Investment Adviser: Nuveen Fund Advisors, LLC. Investment Subadviser: Nuveen Asset Management, LLC	1.13	*	7.65	1.26	9.02
06-234	Mid Cap Value	Nuveen Mid Cap Value Opportunities A: Class A Investment Adviser: Nuveen Fund Advisors, LLC. Investment Subadviser: Nuveen Asset Management, LLC	1.13	*	9.69	11.03	10.02
06-76C	Mid Cap Value	Nuveen Mid Cap Value A: Class A Investment Adviser: Teachers Advisors LLC	0.81		9.83	10.41	8.22
06-944	Mid Cap Growth	Nuveen Quant Mid Cap Growth Retire: Class Retirement Investment Adviser: Teachers Advisors LLC	0.75		4.22	-1.30	7.80
06-324	Specialty	Nuveen Real Estate Securities A: Class A Investment Adviser: Nuveen Fund Advisors, LLC. Investment Subadviser: Nuveen Asset Management, LLC	1.18	*	2.32	4.98	4.69
06-239	Small Cap Blend	Nuveen Small Cap Select A: Class A Investment Adviser: Nuveen Fund Advisors, LLC. Investment Subadviser: Nuveen Asset Management, LLC	1.19	*	7.50	7.92	10.17
06-242	Small Cap Value	Nuveen Small Cap Value A: Class A Investment Adviser: Nuveen Fund Advisors, LLC. Investment Subadviser: Nuveen Asset Management, LLC	1.20	*	2.96	9.19	6.67
06-497	Large Cap Blend	Parnassus Core Equity Investor: Class Inv Investment Adviser: Parnassus Investments LLC	0.81		11.64	11.41	13.32
06-496	Mid Cap Growth	Parnassus Mid Cap Growth Investor: Class No Load Investment Adviser: Parnassus Investments LLC	0.80	*	9.19	3.54	8.97
06-498	Mid Cap Blend	Parnassus Mid-Cap: Class No Load Investment Adviser: Parnassus Investments LLC	0.95		12.85	5.01	9.01
06-568	Balanced	Impax Sustainable Allocation Inv: Class Inv Investment Adviser: Impax Asset Management LLC	0.93		10.86	5.38	7.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-569	World Stock	Impax Global Environmental Markets Inv: Class Inv Investment Adviser: Impax Asset Management LLC Investment Subadviser: Impax Asset Management Ltd	1.14		13.74	5.58	9.70
06-501	Emerging Market Bond	Payden Emerging Markets Bond: Class Inv Investment Adviser: Payden & Rygel	0.74		15.26	2.42	4.92
06-467	Multisector Bond	Payden Managed Income Adviser: Class Adv Investment Adviser: Payden & Rygel	0.91	*	6.53	3.86	3.29
06-3FP	Specialty	PGIM Global Real Estate R4: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.05	*	9.11	3.27
06-526	Specialty	PGIM Global Real Estate Z: Class Inst*** Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	0.96		9.21	3.38	4.20
06-6CF	World Bond	PGIM Global Total Return R4: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income	0.83	*	10.80	-2.33
06-3FJ	High Yield Bond	PGIM High Yield R4: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.66	*	8.84	4.31
06-532	High Yield Bond	PGIM High Yield Z: Class Inst*** Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.51		9.00	4.47	6.46
06-3FG	Mid Cap Growth	PGIM Jennison Mid-Cap Growth R4: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	0.83	*	-2.50	2.22
06-457	Specialty	PGIM Jennison Financial Services Z: Class Inst*** Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	1.04		12.01	13.58	11.95
06-063	Large Cap Growth	PGIM Jennison Focused Growth Z: Class Inst*** Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	0.75	*	16.22	8.07	16.02
06-459	Specialty	PGIM Jennison Health Sciences Z: Class Inst*** Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	0.88		19.59	6.98	9.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-462	Mid Cap Growth	PGIM Jennison Mid-Cap Growth Z: Class Inst*** Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	0.72		-2.43	2.33	9.94
06-454	Specialty	PGIM Jennison Natural Resources Z: Class Inst*** Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	0.92		39.07	17.12	11.45
06-3FW	Small Cap Growth	PGIM Jennison Small Company R4: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	0.93	*	7.13	7.44
06-593	Small Cap Growth	PGIM Jennison Small Company Z: Class Inst*** Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	0.82		7.22	7.57	10.82
06-064	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val Z: Class Inst*** Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM LLC	0.88	*	13.06	11.48	7.84
06-3FV	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val R4: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM LLC	0.98	*	12.93	11.37
06-3FM	Intermediate Term Bond	PGIM Total Return Bond R4: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income	0.64	*	7.52	-0.10
06-537	Intermediate Term Bond	PGIM Total Return Bond Z: Class Inst*** Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income	0.49	*	7.69	0.04	2.91
06-706	Balanced	PIMCO All Asset Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC Investment Subadviser: Research Affiliates LLC	2.09	*	14.35	5.53	6.80
06-018	Specialty	PIMCO Commodity Real Ret Strat Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	1.15	*	18.90	10.64	6.53
06-760	High Yield Bond	PIMCO High Yield Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.87	*	8.30	3.68	5.36
06-768	Multisector Bond	PIMCO Income Adm: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.79		10.77	3.64	4.83

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-CNN	Intermediate Term Bond	PIMCO Investment Grade Credit Bond Adm: Class Other Investment Adviser: Pacific Investment Management Company, LLC	1.20	8.23	-0.03	3.25
06-33M	Specialty	PIMCO Long Duration Total Return A: Class A Investment Adviser: Pacific Investment Management Company, LLC	4.29	8.33	-4.37
06-33N	Specialty	PIMCO Long-Term US Government A: Class A Investment Adviser: Pacific Investment Management Company, LLC	4.01	6.06	-7.10	-0.16
06-707	Inflation-Protec Bond	PIMCO Real Return Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.80	7.90	1.15	3.13
06-291	Intermediate Term Bond	PIMCO Total Return Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.78	9.06	0.07	2.31
06-897	Intermediate Term Bond	Putnam Diversified Income Y: Class Inst Investment Adviser: Franklin Advisers, Inc. Investment Subadviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management;	0.74	8.98	1.86	3.23
06-GNP	Balanced	Putnam Dynamic Asset Allocation Bal Y: Class Inst Investment Adviser: Franklin Advisers, Inc. Investment Subadviser: Putnam Advisory Company, LLC; Franklin Templeton Inv Mgmt Ltd;Putnam Investment Management, LLC;	0.65	15.14	8.67	8.73
06-GNV	Balanced	Putnam Dynamic Asset Allocation Cnsrv Y: Class Inst Investment Adviser: Franklin Advisers, Inc. Investment Subadviser: Putnam Advisory Company, LLC; Franklin Templeton Inv Mgmt Ltd;Putnam Investment Management, LLC;	0.71	11.15	4.27	5.31
06-GNY	Balanced	Putnam Dynamic Asset Allocation Gr Y: Class Inst Investment Adviser: Franklin Advisers, Inc. Investment Subadviser: Franklin Templeton Inv Mgmt Ltd; Putnam Investment Management, LLC;Putnam Advisory Company LLC;	0.73	18.70	10.82	10.56
06-899	Large Cap Growth	Putnam Large Cap Growth Y: Class Inst Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management;	0.68	14.53	13.67	17.85
06-FCF	Large Cap Value	Putnam Large Cap Value Y: Class Inst Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management;	0.63	20.34	15.46	13.44

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-747	Diversified Emerging Markets	Russell Inv Emerging Markets S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Axiom Investors, LLC;Numeric Investors LLC; Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC;Oaktree Fund Advisors, LLC;	1.19	*	34.00	4.16	7.27
06-736	World Stock	Russell Inv Global Equity S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Algert Global LLC;Wellington Management Company LLP;Sanders Capital, LLC;Intermede Investment Partners; Intermede Global Partners Inc;	0.98	*	21.22	11.96	11.72
06-489	Specialty	Russell Inv Global Infrastructure S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;Cohen & Steers Capital Management, Inc.;Nuveen Asset Management, LLC;First Sentier Investors (Australia) IM Ltd;	1.01	*	19.87	8.89	8.21
06-488	Multisector Bond	Russell Inv Opportunistic Credit S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Voya Investment Management Co. LLC;Marathon Asset Management LP;Barings LLC;Baring International Investment Ltd;	0.74	*	8.61	3.29	4.82
06-739	Specialty	Russell Inv Global Real Estate Secs S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;DWS Investments Australia Limited;RREEF America L.L.C.; Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;	1.09	*	8.39	2.28	3.32
06-737	Foreign Blend	Russell Inv International Devd Mkts S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Wellington Management Company LLP; Pzena Investment Management, LLC;Intermede Global Partners Inc;	0.97	*	28.61	8.50	7.53
06-738	Intermediate Term Bond	Russell Inv Investment Grade Bond S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;	0.51	*	7.27	-0.81	1.83
06-659	Balanced	Russell Inv LifePoints Balanced Strat R1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.93	*	15.27	6.81	6.52

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-661	Balanced	Russell Inv Lifepoints Cnsrv Strat R1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.69	*	9.55	1.93	3.42
06-664	Balanced	Russell Inv Lifepoints Moderate Strat R1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.77	*	12.48	4.38	4.83
06-663	Balanced	Russell LfPts Aggr Strat R1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.94	*	17.99	9.09	8.29
06-662	Balanced	Russell LfPts EqAggrStrat R1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.93	*	19.26	10.25	9.04
06-741	Intermediate Term Bond	Russell Inv Strategic Bond S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: RBC Global Asset Management (U.S.) Inc.; RBC Global Asset Management (UK) Limited;Schroder Investment Management North America Inc.;Allspring Global Investments, LLC;	0.56	*	7.51	-0.94	1.94
06-744	Large Cap Blend	Russell Sustnbl Aware Eq S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Mar Vista Investment Partners, LLC; Beutel, Goodman & Company Ltd.;Jacobs Levy Equity Management, Inc.; Nomura Investments Fund Advisers;	1.10	*	12.06	10.86	11.94
06-742	Large Cap Value	Russell Inv Equity Income S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Brandywine Global Investment Mgmt, LLC;	0.83	*	14.51	10.84	11.30
06-749	Small Cap Blend	Russell Inv US Small Cap Equity S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Ancora Advisors LLC;Calamos Advisors LLC; DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.; Lord, Abbett & Co LLC;Ranger Investment Management LP; Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC;	1.08	*	8.72	7.17	9.21
06-225	Large Cap Blend	State Street Equity 500 Index Adm: Class Other Investment Adviser: SSGA Funds Management, Inc.	0.17	*	17.63	14.18	14.57
06-029	World Stock	Steward Global Equity Income Fund A: Class A Investment Adviser: Crossmark Global Investments, Inc.	1.26		21.47	10.05	10.72
06-030	Large Cap Blend	Steward Values Enhanced Lg Cap A: Class A Investment Adviser: Crossmark Global Investments, Inc.	0.86		16.57	13.58	13.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-031	Small Cap Blend	Steward Values Enhanced SmMidCapA: Class Other Investment Adviser: Crossmark Global Investments, Inc.	0.83		5.73	7.76	9.09
06-720	Large Cap Growth	T. Rowe Price Blue Chip Growth R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.21		18.16	11.12	15.05
06-755	Europe Stock	T. Rowe Price European Stock: Class Inv Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price International Ltd	1.05		21.53	5.76	6.38
06-308	Large Cap Growth	T. Rowe Price Growth Stock Adv: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.91		15.33	9.07	13.85
06-715	Foreign Growth	T. Rowe Price International Stock R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price International Ltd	1.40	*	17.81	3.45	6.64
06-309	Foreign Value	T. Rowe Price International Value Eq Adv: Class Adv Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price International Ltd	1.08		43.57	13.56	8.58
06-790	Mid Cap Growth	T. Rowe Price Mid-Cap Growth R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price Investment Management,Inc.	1.29		3.04	3.39	9.34
06-311	Mid Cap Value	T. Rowe Price Mid-Cap Value Adv: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	1.10		5.88	11.53	10.75
06-573	Mgd Asset Allocation	T. Rowe Price Retirement 2005 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.74		11.01	4.40	6.01
06-574	Mgd Asset Allocation	T. Rowe Price Retirement 2010 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.74		11.46	4.72	6.42
06-774	Mgd Asset Allocation	T. Rowe Price Retirement 2015 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.74		11.83	5.05	6.89
06-777	Mgd Asset Allocation	T. Rowe Price Retirement 2020 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.76		12.23	5.34	7.42
06-779	Mgd Asset Allocation	T. Rowe Price Retirement 2025 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.78		12.71	5.76	8.03
06-782	Mgd Asset Allocation	T. Rowe Price Retirement 2030 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.80		14.10	6.51	8.77
06-784	Mgd Asset Allocation	T. Rowe Price Retirement 2035 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.83		15.84	7.42	9.50

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-787	Mgd Asset Allocation	T. Rowe Price Retirement 2040 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.84		17.16	8.17	10.12
06-791	Mgd Asset Allocation	T. Rowe Price Retirement 2045 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.85		18.23	8.77	10.55
06-793	Mgd Asset Allocation	T. Rowe Price Retirement 2050 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.87		18.53	8.95	10.63
06-796	Mgd Asset Allocation	T. Rowe Price Retirement 2055 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.88		18.70	8.97	10.63
06-CMP	Mgd Asset Allocation	T. Rowe Price Retirement 2060 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89		18.63	8.96	10.62
06-63R	Mgd Asset Allocation	T. Rowe Price Retirement 2065 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89		18.61	9.11
06-7F4	Mgd Asset Allocation	T. Rowe Price Retirement 2070 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89
06-798	Balanced	T. Rowe Price Retirement Balanced Adv: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.74		10.90	4.46	6.02
06-CNG	Foreign Value	Templeton Foreign Adv: Class Adv Investment Adviser: Templeton Global Advisors Limited	0.85	*	28.77	9.04	6.86
06-CNH	World Bond	Templeton Global Bond Adv: Class Adv Investment Adviser: Franklin Advisers, Inc.	0.74	*	17.14	-1.00	0.20
06-CNJ	World Stock	Templeton Growth Adv: Class Adv Investment Adviser: Templeton Global Advisors Limited	0.78		23.92	8.19	7.18
06-316	Foreign Blend	Thornburg International Equity R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.90	*	34.15	9.23	9.21
06-986	World Allocation	Thornburg Investment Income Builder R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.02	*	36.78	15.09	11.05
06-953	Short Term Bond	Thornburg Limited Term Income R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.49	*	7.09	1.94	2.98
06-104	Short Term Gov Bond	Thornburg Limited Term US Government R3: Class Retirement** Investment Adviser: Thornburg Investment Management Inc	1.17	*	6.47	0.42	1.14
06-109	Mid Cap Blend	Thornburg Small/Mid Cap Core R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.45	*	-0.86	4.20	7.70
06-314	Mid Cap Growth	Thornburg Small/Mid Cap Growth R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.95	*	4.83	-0.79	7.75

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-699	Large Cap Growth	Touchstone Dynamic Large Cap Growth A: Class A Investment Adviser: Touchstone Advisors Inc Investment Subadviser: Los Angeles Capital Management LLC	1.01	*	17.67	14.26	16.31
06-703	Multisector Bond	Touchstone Flexible Income A: Class A Investment Adviser: Touchstone Advisors Inc Investment Subadviser: Bramshill Investments LLC	1.07	*	6.18	2.41	3.65
06-624	Large Cap Blend	Touchstone Focused Y: Class No Load Investment Adviser: Touchstone Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	0.87		16.00	12.36	12.89
06-GPH	Mid Cap Growth	Touchstone Mid Cap Growth A: Class A Investment Adviser: Touchstone Advisors Inc; Westfield Capital Management Company, L.P.;	1.21		9.17	6.11	11.74
06-701	Foreign Blend	Touchstone Non-US Equity A: Class A Investment Adviser: Touchstone Advisors Inc Investment Subadviser: Rockefeller & Co. LLC	1.15		29.85	10.15	10.31
06-702	Large Cap Value	Touchstone Value A: Class A Investment Adviser: Touchstone Advisors Inc Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC	1.08	*	11.29	11.88	10.66
06-47X	World Allocation	T. Rowe Price Global Allocation Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price Hong Kong Limited; T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc; T. Rowe Price International Ltd;T. Rowe Price Australia Limited;	1.25	*	14.78	5.76	7.58
06-580	Large Cap Value	T. Rowe Price Equity Income Port: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.73		14.36	11.17	10.51
06-ZYP	Small Cap Growth	Vanguard VIF Small Co Gr: Class – N/A*** Investment Adviser: ArrowMark Colorado Holdings, LLC (ArrowMark Partners)	0.29		6.11	3.81	9.61
06-021	Multisector Bond	Victory Pioneer Active Credit Y: Class Inst Investment Adviser: Victory Capital Management Inc.	0.61	*	7.51	4.05
06-823	Intermediate Term Bond	Victory Pioneer Bond Y: Class Inst Investment Adviser: Victory Capital Management Inc.	0.47		8.88	0.69	2.94
06-828	Large Cap Value	Victory Pioneer Equity Income Y: Class Inst Investment Adviser: Victory Capital Management Inc.	0.80	*	11.38	9.11	9.36

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-626	Large Cap Growth	Victory Pioneer Fundamental Growth Y: Class Inst Investment Adviser: Victory Capital Management Inc.	0.76	*	14.23	11.96	14.39
06-590	Large Cap Blend	Victory Pioneer Fund VCT – Class I: Class Inst Investment Adviser: Victory Capital Management Inc.	0.75	*	23.36	14.98	15.75
06-GGJ	World Stock	Victory Pioneer Global Equity Y: Class Inst Investment Adviser: Victory Capital Management Inc.	0.74	*	41.54	15.86	13.23
06-829	High Yield Bond	Victory Pioneer High Yield Y: Class Inst Investment Adviser: Victory Capital Management Inc.	0.85	*	7.94	4.22	5.71
06-831	Mid Cap Value	Victory Pioneer Mid Cap Value Y: Class Inst Investment Adviser: Victory Capital Management Inc.	0.97	*	10.91	11.08	8.94
06-591	Mid Cap Growth	Victory Pioneer Sel Mid Cp Gr VCT – Cl I: Class No Load Investment Adviser: Victory Capital Management Inc.	0.86	*	20.48	5.73	11.93
06-CGG	Multisector Bond	Victory Pioneer Strategic Income Y: Class Inst Investment Adviser: Victory Capital Management Inc.	0.69	*	10.63	2.38	4.14
06-581	Mid Cap Value	Victory Sycamore Established Value A: Class A*** Investment Adviser: Victory Capital Management Inc.	0.89		2.33	9.57	10.60
06-582	Small Cap Value	Victory Sycamore Small Company Opp A: Class A*** Investment Adviser: Victory Capital Management Inc.	1.23		1.41	6.66	9.19
06-GFG	Foreign Small/Mid Eqty	Victory Trivalent International Sm-Cp A: Class A Investment Adviser: Victory Capital Management Inc.	1.35	*	41.45	7.79	8.63
06-803	Large Cap Value	Virtus Ceredex Large-Cap Value Equity I: Class Inst Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: Ceredex Value Advisors LLC	0.97	*	12.08	8.94	9.62
06-806	Mid Cap Value	Virtus Ceredex Mid-Cap Value Equity I: Class Inst Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: Ceredex Value Advisors LLC	1.01		17.66	9.77	9.99
06-808	Small Cap Blend	Virtus Ceredex Small-Cap Value Eq I: Class Inst Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: Ceredex Value Advisors LLC	0.82	*	1.61	7.76	7.96
06-6WR	Large Cap Value	Virtus NFJ Dividend Value Inst: Class Inst Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	0.70	*	8.43	8.79	8.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6WT	Mid Cap Value	Virtus NFJ Mid-Cap Value Inst: Class Inst Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	0.65	*	5.71	7.16	8.77
06-6WV	Small Cap Value	Virtus NFJ Small-Cap Value Inst: Class Inst Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	0.82	*	1.40	6.83	6.21
06-6WC	High Yield Bond	Virtus Seix High Yield A: Class A Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: Seix Investment Advisors	0.82	*	7.15	3.62	5.75
06-811	Intermediate Term Bond	Virtus Seix Total Return Bond A: Class A Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: Seix Investment Advisors	0.70	*	6.63	-0.93	1.70
06-6KM	Small Cap Growth	Voya Small Cap Growth I: Class Inst Investment Adviser: Voya Investments, LLC Investment Subadviser: Voya Investment Management Co. LLC	0.95		14.49	8.11	13.13
06-713	Intermediate Term Bond	Western Asset Core Plus Bond FI: Class Other Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	0.79		7.61	-2.18	1.76
06-7FX	Mgd Asset Allocation	Nuveen Lifecycle 2070 Retirement: Class Retirement Investment Adviser: Teachers Advisors LLC	0.70	*
06-4TH	Mid Cap Blend	AMG GW&K Small Mid Cap Core N: Class N*** Investment Adviser: AMG Funds LLC Investment Subadviser: GW&K Investment Management, LLC	1.07		4.40	6.34
06-4HH	Mid Cap Growth	Invesco Discovery Mid Cap Growth R: Class Retirement*** Investment Adviser: Invesco Advisers, Inc.	1.30		4.51	3.51	10.80
06-4HG	Mid Cap Blend	Invesco Main Street Mid Cap R: Class Retirement Investment Adviser: Invesco Advisers, Inc.	1.30		8.64	8.72	9.46
06-960	Small Cap Growth	Lord Abbett Developing Growth P: Class Other*** Investment Adviser: Lord, Abbett & Co LLC	1.14		14.11	-1.41	10.86
06-965	Mid Cap Growth	Lord Abbett Growth Opportunities P: Class Other*** Investment Adviser: Lord, Abbett & Co LLC	1.16	*	13.07	3.15	10.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-970	Mid Cap Value	Lord Abbett Mid Cap Stock P: Class Other*** Investment Adviser: Lord, Abbett & Co LLC	1.22		7.05	10.09	7.99
06-025	Mid Cap Blend	Lord Abbett Value Opportunities P: Class Other*** Investment Adviser: Lord, Abbett & Co LLC	1.39		0.40	5.57	7.58
06-980	Small Cap Value	Lord Abbett Small Cap Value P: Class Other*** Investment Adviser: Lord, Abbett & Co LLC	1.41		0.44	7.03	6.40
06-895	Small Cap Growth	Neuberger Small Cap Growth Adv: Class Adv*** Investment Adviser: Neuberger Berman Investment Advisers LLC	1.61	*	9.50	3.33	12.35
06-725	Balanced	Oakmark Equity And Income Investor: Class Inv*** Investment Adviser: Harris Associates L.P.	0.85		11.06	8.44	8.52
06-196	Large Cap Growth	Alger Capital Appreciation Instl R: Class Retirement Investment Adviser: Fred Alger Management, LLC	1.69		31.39	15.50	17.30
06-198	Small Cap Growth	Alger Small Cap Growth Institutional R: Class Retirement Investment Adviser: Fred Alger Management, LLC	1.88		4.33	-5.71	7.91
06-697	Large Cap Growth	American Century Disciplined Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.16	*	16.95	13.06	15.08
06-722	Intermediate Term Bond	American Century Diversified Bond A: Class A Investment Adviser: American Century Investment Management Inc	0.85		6.79	-0.75	1.52
06-204	Diversified Emerging Markets	American Century Emerging Markets A: Class A Investment Adviser: American Century Investment Management Inc	1.52		34.94	1.17	7.32
06-175	Large Cap Blend	American Century Equity Growth A: Class A Investment Adviser: American Century Investment Management Inc	0.90		18.14	12.08	12.41
06-285	Large Cap Value	American Century Equity Income A: Class A Investment Adviser: American Century Investment Management Inc	1.19		11.63	7.50	8.70
06-435	Int Government Bond	American Century Ginnie Mae A: Class A Investment Adviser: American Century Investment Management Inc	0.80		7.14	-0.58	0.82
06-445	Large Cap Growth	American Century Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.09	*	14.94	12.46	15.79
06-290	Mid Cap Growth	American Century Heritage A: Class A Investment Adviser: American Century Investment Management Inc	1.25		6.40	4.84	11.16
06-185	Inflation-Protec Bond	American Century Inflation Adjs Bond A: Class A Investment Adviser: American Century Investment Management Inc	0.79		6.32	0.59	2.44
06-325	Foreign Growth	American Century International Gr A: Class A Investment Adviser: American Century Investment Management Inc	1.47		15.31	1.29	5.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3VH	Foreign Small/Mid Eqty	American Century International Opps A: Class A Investment Adviser: American Century Investment Management Inc	1.71	*	29.38	0.73	6.26
06-355	Large Cap Value	American Century Focused Lg Cap Val A: Class A Investment Adviser: American Century Investment Management Inc	1.09		16.11	10.21	9.50
06-395	Mid Cap Value	American Century Mid Cap Value A: Class A Investment Adviser: American Century Investment Management Inc	1.22		8.64	8.49	8.77
06-404	Mgd Asset Allocation	American Century One Choice 2030 A: Class A Investment Adviser: American Century Investment Management Inc	1.05	*	11.17	4.58	6.53
06-406	Mgd Asset Allocation	American Century One Choice 2035 A: Class A Investment Adviser: American Century Investment Management Inc	1.08	*	12.02	4.93	7.01
06-407	Mgd Asset Allocation	American Century One Choice 2040 A: Class A Investment Adviser: American Century Investment Management Inc	1.10	*	12.88	5.32	7.55
06-408	Mgd Asset Allocation	American Century One Choice 2045 A: Class A Investment Adviser: American Century Investment Management Inc	1.12	*	13.78	5.79	8.13
06-409	Mgd Asset Allocation	American Century One Choice 2050 A: Class A Investment Adviser: American Century Investment Management Inc	1.13	*	14.40	6.31	8.68
06-437	Mgd Asset Allocation	American Century One Choice 2055 A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	15.12	6.76	9.00
06-CKR	Mgd Asset Allocation	American Century One Choice 2060 A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	15.46	7.00	9.20
06-63T	Mgd Asset Allocation	American Century One Choice 2065 A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	15.70	7.15
06-426	Mgd Asset Allocation	American Century One Choice In Ret A: Class A Investment Adviser: American Century Investment Management Inc	1.01	*	10.66	4.32	5.76
06-380	Specialty	American Century Real Estate A: Class A Investment Adviser: American Century Investment Management Inc	1.40		0.56	4.83	4.69
06-240	Large Cap Growth	American Century Select A: Class A Investment Adviser: American Century Investment Management Inc	1.15	*	15.99	12.51	15.60
06-200	Small Cap Growth	American Century Small Cap Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.39		8.77	2.69	11.93
06-390	Small Cap Value	American Century Small Cap Value A: Class A Investment Adviser: American Century Investment Management Inc	1.33		-3.57	6.77	8.67
06-385	Small Cap Blend	American Century Small Company A: Class A Investment Adviser: American Century Investment Management Inc	1.10		12.68	6.09	7.54

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-405	Balanced	American Century Strat Allc: Cnsrv A: Class A Investment Adviser: American Century Investment Management Inc	1.08	*	10.36	4.37	5.98
06-400	Balanced	American Century Strat Allc: Agrsv A: Class A Investment Adviser: American Century Investment Management Inc	1.04	*	15.43	7.70	9.44
06-415	Balanced	American Century Strat Allc: Mod A: Class A Investment Adviser: American Century Investment Management Inc	1.08	*	13.43	6.10	7.88
06-430	Large Cap Growth	American Century Ultra® A: Class A Investment Adviser: American Century Investment Management Inc	1.12	*	12.34	11.43	16.84
06-698	Large Cap Value	American Century Value A: Class A Investment Adviser: American Century Investment Management Inc	1.20	*	15.39	11.03	9.66
06-957	Mgd Asset Allocation	American Funds 2010 Trgt Date Ret Inc R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.92		12.43	5.05	5.94
06-959	Mgd Asset Allocation	American Funds 2015 Trgt Date Ret Inc R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.94		12.62	5.24	6.27
06-971	Mgd Asset Allocation	American Funds 2020 Trgt Date Ret Inc R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.94		13.56	5.56	6.71
06-973	Mgd Asset Allocation	American Funds 2025 Trgt Date Ret Inc R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.95		13.77	5.69	7.41
06-976	Mgd Asset Allocation	American Funds 2030 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.97		14.99	6.60	8.45
06-978	Mgd Asset Allocation	American Funds 2035 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.98		16.38	7.66	9.67
06-981	Mgd Asset Allocation	American Funds 2040 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.00		18.75	8.82	10.53
06-983	Mgd Asset Allocation	American Funds 2045 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.01		19.62	9.11	10.78
06-996	Mgd Asset Allocation	American Funds 2050 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.01		19.72	9.11	10.85
06-998	Mgd Asset Allocation	American Funds 2055 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.02		19.99	9.14	10.87
06-CGC	Mgd Asset Allocation	American Funds 2060 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.03		20.01	9.14	10.86
06-4PY	Mgd Asset Allocation	American Funds 2065 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.03		19.95	9.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6YC	Mgd Asset Allocation	American Funds 2070 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.03		20.12
06-182	Large Cap Growth	American Funds AMCAP R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.97		17.38	10.12	12.31
06-447	Balanced	American Funds American Balanced R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.89		18.08	9.21	9.43
06-184	High Yield Bond	American Funds American High-Inc R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.01		7.96	5.20	6.34
06-183	World Stock	American Funds Capital World Gr&Inc R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.06		24.33	9.91	10.52
06-181	Foreign Growth	American Funds EUPAC R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.12		28.35	3.91	7.75
06-213	Large Cap Blend	American Funds Fundamental Invs R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.92		23.85	14.08	13.70
06-179	Large Cap Growth	American Funds Growth Fund of Amer R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.93		19.52	11.44	14.77
06-186	Short Term Bond	American Funds Interm Bd Fd of Amer R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.89	*	6.48	0.74	1.69
06-502	World Stock	American Funds New Perspective R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.05		20.85	8.66	12.31
06-691	Diversified Emerging Markets	American Funds New World R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.22		27.76	4.93	9.20
06-333	World Stock	American Funds SMALLCAP World R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.30		13.70	1.12	8.54
06-449	Large Cap Value	American Funds Washington Mutual R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.91		16.76	13.57	12.75
06-527	World Allocation	BlackRock Global Allocation R: Class Retirement Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	1.47	*	18.91	5.10	6.85
06-CGN	Specialty	BlackRock Health Sciences Opps R: Class Retirement Investment Adviser: BlackRock Advisors, LLC	1.44	*	15.55	5.20	9.16

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CHR	High Yield Bond	BlackRock High Yield R: Class Retirement Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock International Limited	1.15		8.57	4.42	5.80
06-GHJ	Mid Cap Growth	BlackRock Mid-Cap Growth Equity R: Class Retirement Investment Adviser: BlackRock Advisors, LLC	1.30	*	-0.07	0.26	10.85
06-901	Intermediate Term Bond	BlackRock Total Return R: Class Retirement Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock International Limited; BlackRock (Singapore) Ltd;	1.04	*	7.58	-0.74	1.83
06-714	World Bond	BrandywineGLOBAL Global Opp Bond R: Class Retirement Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	1.23		12.75	-3.12	1.35
06-345	Large Cap Growth	Calvert Equity A: Class A Investment Adviser: Calvert Research and Management Investment Subadviser: Atlanta Capital Management Company,LLC	0.91		6.95	7.76	12.79
06-520	Mid Cap Blend	Calvert VP SRI Mid Cap: Class – N/A Investment Adviser: Calvert Research and Management	0.99	*	1.46	2.95	6.91
06-717	Large Cap Blend	ClearBridge Appreciation R: Class Retirement Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: ClearBridge Investments, LLC	1.24		13.91	12.16	12.72
06-716	Mid Cap Growth	ClearBridge Growth R: Class Retirement Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: ClearBridge Investments, LLC	1.45		13.01	4.46	7.29
06-GJX	Large Cap Growth	ClearBridge Large Cap Growth R: Class Retirement Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: ClearBridge Investments, LLC	1.33		8.13	9.95	13.77
06-693	Foreign Small/Mid Eqty	Columbia Acorn International A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	1.22	*	12.12	-1.09	4.25
06-902	Large Cap Blend	Columbia Contrarian Core A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.98		17.10	13.84	13.96
06-903	Large Cap Value	Columbia Dividend Income A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.90		15.55	11.78	12.04
06-438	Emerging Market Bond	Columbia Emerging Markets Bond A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	1.11		12.62	1.44	4.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FTM	Foreign Value	Columbia Overseas Value A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	1.16	*	45.26	12.77	9.21
06-913	Small Cap Value	Columbia Select Small Cap Value A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	1.22	*	5.51	8.16	7.77
06-4NK	World Stock	Columbia Select Global Equity A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	1.22	*	17.39	8.74	12.88
06-912	Large Cap Value	Columbia Select Large Cap Value A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.85	*	27.61	13.63	12.42
06-911	Mid Cap Value	Columbia Select Mid Cap Value A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	1.13		13.62	11.06	10.19
06-441	Specialty	Columbia Seligman Tech & Info A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	1.16		37.39	19.14	22.49
06-64X	Small Cap Value	Columbia Sm Cp Val and Inflection A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	1.21	*	7.93	9.50	8.87
06-914	Intermediate Term Bond	Columbia Quality Income A: Class A Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.90	*	9.28	-0.92	1.40
06-FNF	Large Cap Value	DWS CROCI US A: Class A Investment Adviser: DWS Investment Management Americas, Inc.	0.98		16.64	11.91	9.38
06-3VN	Diversified Emerging Markets	DWS Emerging Markets Equity A: Class A Investment Adviser: DWS Investment Management Americas, Inc. Investment Subadviser: DWS International GmbH	1.17	*	28.64	0.21	6.52
06-916	Specialty	DWS Enhanced Commodity Strategy A: Class A Investment Adviser: DWS Investment Management Americas, Inc.	1.10	*	11.51	8.80	4.18
06-FPY	Int Government Bond	DWS GNMA A: Class A Investment Adviser: DWS Investment Management Americas, Inc.	0.84	*	8.34	-0.24	1.06
06-622	Large Cap Blend	DWS Enhanced Core Equity A: Class A Investment Adviser: DWS Investment Management Americas, Inc.	0.80	*	18.70	14.98	12.22
06-917	Specialty	DWS RREEF Global Infrastructure A: Class A Investment Adviser: DWS Investment Management Americas, Inc. Investment Subadviser: RREEF America L.L.C.	1.26	*	12.35	7.17	6.83
06-621	World Allocation	DWS RREEF Real Assets A: Class A Investment Adviser: DWS Investment Management Americas, Inc. Investment Subadviser: RREEF America L.L.C.	1.14	*	12.80	6.21	6.75

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-613	Specialty	DWS RREEF Real Estate Securities A: Class A Investment Adviser: DWS Investment Management Americas, Inc. Investment Subadviser: RREEF America L.L.C.	1.00		-0.53	3.97	4.98
06-GGK	Small Cap Blend	DWS Small Cap Core A: Class A Investment Adviser: DWS Investment Management Americas, Inc.	1.15		4.72	9.48	10.01
06-CHH	Foreign Blend	Federated Hermes International Equity A: Class A Investment Adviser: Federated Global Investment Management Corp	1.19	*	26.93	4.50	7.94
06-065	Foreign Blend	Federated Hermes International Leaders A: Class A Investment Adviser: Federated Global Investment Management Corp	1.09	*	36.91	8.55	8.04
06-066	Large Cap Growth	Federated Hermes Kaufmann Large Cap A: Class A Investment Adviser: Federated Global Investment Management Corp	1.09	*	17.56	8.99	13.31
06-067	Large Cap Blend	Federated Hermes MDT All Cap Core A: Class A Investment Adviser: Federated MDTA LLC	1.05	*	19.89	16.69	15.91
06-4FR	Small Cap Blend	Federated Hermes MDT Small Cap Core A: Class A Investment Adviser: Federated MDTA LLC	1.14	*	13.82	9.34	11.42
06-FTW	Small Cap Growth	Federated Hermes MDT Small Cap Growth A: Class A Investment Adviser: Federated MDTA LLC	1.14	*	16.79	6.18	11.46
06-918	High Yield Bond	Federated Hermes Opportunistic HY Bd Svc: Class Inst Investment Adviser: Federated Investment Management Company	0.98	*	8.20	4.24	5.90
06-7CN	Large Cap Value	Fidelity Advisor® Equity Dividend Inc M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.06
06-FVC	Balanced	Fidelity Advisor® Balanced M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.01		14.58
06-280	Foreign Growth	Fidelity Advisor Diversified Intl M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;	1.36		27.10	6.06	7.81

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-045	Large Cap Blend	Fidelity Advisor Diversified Stock M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;	1.08	13.21	13.25	14.54
06-120	Large Cap Growth	Fidelity Advisor Equity Growth M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.16	13.98	12.87	16.67
06-195	Mgd Asset Allocation	Fidelity Advisor Freedom 2010 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	0.96	10.77	2.72	5.07
06-101	Mgd Asset Allocation	Fidelity Advisor Freedom 2015 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.00	12.33	3.46	5.88
06-102	Mgd Asset Allocation	Fidelity Advisor Freedom 2020 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.05	14.03	4.15	6.58
06-103	Mgd Asset Allocation	Fidelity Advisor Freedom 2025 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.09	15.50	4.88	7.23
06-106	Mgd Asset Allocation	Fidelity Advisor Freedom 2030 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.11	16.59	5.67	8.13
06-107	Mgd Asset Allocation	Fidelity Advisor Freedom 2035 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.15	18.16	7.00	9.29
06-108	Mgd Asset Allocation	Fidelity Advisor Freedom 2040 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.17	20.83	8.49	10.18
06-284	Mgd Asset Allocation	Fidelity Advisor Freedom 2045 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.19	22.34	9.02	10.45
06-286	Mgd Asset Allocation	Fidelity Advisor Freedom 2050 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.19	22.43	9.03	10.45
06-394	Mgd Asset Allocation	Fidelity Advisor Freedom 2055 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.19	22.43	9.03	10.45
06-CHG	Mgd Asset Allocation	Fidelity Advisor Freedom 2060 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.19	22.40	9.02	10.45
06-63V	Mgd Asset Allocation	Fidelity Advisor Freedom 2065 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.19	22.49	9.03
06-77W	Mgd Asset Allocation	Fidelity Advisor Freedom 2070 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.19	21.89

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-111	Mgd Asset Allocation	Fidelity Advisor Freedom Retirement M: Class M Investment Adviser: Fidelity Management & Research Company LLC	0.96	9.75	2.06	3.84
06-125	Large Cap Growth	Fidelity Advisor Growth Opps M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21	21.85	10.76	19.59
06-155	Foreign Growth	Fidelity Advisor Intl Cap App M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;	1.39	18.13	5.65	9.08
06-233	Large Cap Blend	Fidelity Advisor® Leveraged CoStock M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.23	19.67
06-166	Large Cap Growth	Fidelity Advisor New Insights M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.15	22.41	14.91	15.17
06-275	Small Cap Blend	Fidelity Advisor Small Cap M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.45	11.58	8.64	9.09
06-841	Large Cap Blend	Fidelity Advisor Stock Sel M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.04	18.24	11.77	13.39
06-270	Mid Cap Blend	Fidelity Advisor Stock Selec Mid Cp M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.22	9.87	8.54	10.12

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-043	Balanced	Fidelity Advisor Strategic Div & Inc M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;	1.17		12.44	7.58	8.73
06-044	Intermediate Term Bond	Fidelity Advisor Total Bond M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.75		7.18	0.27	2.76
06-323	Mid Cap Value	Fidelity Advisor Value M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;	1.32		10.82	12.00	10.57
06-915	Intermediate Term Bond	Franklin Core Plus Bond Fund R: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.97	*	6.97	1.55	2.82
06-CMW	Large Cap Growth	Franklin Growth Opportunities R: Class Retirement Investment Adviser: Franklin Advisers, Inc.	1.14		7.70	6.71	12.64
06-818	Large Cap Growth	Franklin Growth R: Class Retirement Investment Adviser: Franklin Advisers, Inc.	1.03		14.97	9.34	13.48
06-724	Balanced	Franklin Income R: Class Retirement Investment Adviser: Franklin Advisers, Inc.	0.96		11.71	7.37	7.23
06-726	World Stock	Franklin Mutual Global Discovery R: Class Retirement Investment Adviser: Franklin Mutual Advisers, LLC	1.46		23.08	11.70	8.38
06-248	Small Cap Value	Franklin Small Cap Value R: Class Retirement*** Investment Adviser: Franklin Mutual Advisers, LLC	1.22	*	7.01	8.45	9.43
06-890	Mid Cap Growth	Franklin Small-Mid Cap Growth R: Class Retirement Investment Adviser: Franklin Advisers, Inc.	1.09	*	2.50	0.94	9.92
06-FPN	Specialty	Franklin Utilities R: Class Retirement Investment Adviser: Franklin Advisers, Inc.	1.05		14.73	10.50	10.42
06-251	World Allocation	Goldman Sachs Growth Allocation Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.02	*	18.66	8.82	9.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-368	Foreign Blend	Goldman Sachs Intl Eq Insghts S: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.32	*	39.99	10.86	8.99
06-CKY	Large Cap Growth	Goldman Sachs Large Cap Gr Insghts Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.06	*	14.98	14.03	15.71
06-068	Large Cap Value	Goldman Sachs Large Cp Val Insghts Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.06	*	14.75	11.75	10.08
06-253	Mid Cap Blend	Goldman Sachs Mid Cap Value Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.34		9.10	9.52	9.54
06-729	Mid Cap Growth	Goldman Sachs Mid Cap Growth Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.35	*	6.95	4.35	11.19
06-256	Small Cap Value	Goldman Sachs Small Cap Value Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.47	*	10.16	6.93	7.51
06-069	Large Cap Blend	Goldman Sachs US Equity Insights Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.07	*	14.94	13.40	13.38
06-CGJ	Cash	Goldman Sachs FS Government Res: Class Other** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.83		3.54	2.69	1.63
06-39R	Mid Cap Growth	Hartford MidCap R3: Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Wellington Management Company	1.47		-1.21	-0.46	7.29
06-954	Large Cap Blend	JH Adaptive Risk Mgd U.S. Eq S: Class S Investment Adviser: Janus Henderson Investors US LLC	1.09		12.94	10.28	10.86
06-924	Balanced	Invesco Active Allocation A: Class A Investment Adviser: Invesco Advisers, Inc.	0.98		15.53	5.76	7.57
06-023	Large Cap Growth	Invesco American Franchise A: Class A Investment Adviser: Invesco Advisers, Inc.	0.93		11.56	10.28	14.73
06-772	Large Cap Value	Invesco Comstock R: Class Retirement Investment Adviser: Invesco Advisers, Inc.	1.05		16.85	14.96	11.62
06-317	Large Cap Value	Invesco Comstock Select A: Class A Investment Adviser: Invesco Advisers, Inc.	0.92		18.45	14.86	11.37
06-926	Intermediate Term Bond	Invesco Core Bond A: Class A Investment Adviser: Invesco Advisers, Inc.	0.71	*	6.55	-0.64	2.07
06-466	Diversified Emerging Markets	Invesco Developing Markets A: Class A Investment Adviser: Invesco Advisers, Inc. Investment Subadviser: Invesco Asset Management Ltd	1.28		28.33	-0.53	6.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4H9	Mid Cap Growth	Invesco Discovery Mid Cap Growth A: Class A Investment Adviser: Invesco Advisers, Inc.	1.05		4.78	3.77	11.08
06-816	Large Cap Value	Invesco Diversified Dividend A: Class A Investment Adviser: Invesco Advisers, Inc.	0.82		15.46	10.70	9.03
06-835	Specialty	Invesco Energy A: Class A Investment Adviser: Invesco Advisers, Inc.	1.23		12.36	23.31	5.42
06-193	Foreign Growth	Invesco EQV International Equity R: Class Retirement Investment Adviser: Invesco Advisers, Inc.	1.52		15.62	3.02	5.52
06-071	Specialty	Invesco Floating Rate ESG A: Class A Investment Adviser: Invesco Advisers, Inc. Investment Subadviser: Invesco Senior Secured Management Inc	1.14		4.53	5.40	5.02
06-763	World Stock	Invesco Global A: Class A Investment Adviser: Invesco Advisers, Inc.	1.05		15.24	7.05	10.78
06-556	World Stock	Invesco Global Opportunities A: Class A Investment Adviser: Invesco Advisers, Inc.	1.14		7.12	-7.43	5.30
06-288	Multisector Bond	Invesco Global Strategic Income A: Class A Investment Adviser: Invesco Advisers, Inc.	1.05		12.79	1.55	2.90
06-463	Specialty	Invesco Gold & Special Minerals A: Class A Investment Adviser: Invesco Advisers, Inc.	1.05		131.03	17.54	21.07
06-845	Specialty	Invesco Health Care A: Class A Investment Adviser: Invesco Advisers, Inc.	1.05		15.49	3.72	6.39
06-297	World Bond	Invesco International Bond A: Class A Investment Adviser: Invesco Advisers, Inc.	1.04	*	16.86	0.15	2.82
06-139	Foreign Small/Mid Eqty	Invesco International Small-Mid Com R: Class Retirement Investment Adviser: Invesco Advisers, Inc.	1.63		16.45	-1.05	6.12
06-764	Foreign Small/Mid Eqty	Invesco International Small-Mid Com A: Class A Investment Adviser: Invesco Advisers, Inc.	1.37		16.74	-0.80	6.40
06-766	Large Cap Blend	Invesco Main Street All Cap A: Class A Investment Adviser: Invesco Advisers, Inc.	1.03		18.80	14.13	13.41
06-262	Mid Cap Blend	Invesco Main Street Mid Cap A: Class A Investment Adviser: Invesco Advisers, Inc.	1.04		8.92	8.99	9.73
06-319	Foreign Growth	Invesco International Growth A: Class A Investment Adviser: Invesco Advisers, Inc.	1.10		15.81	2.01	5.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-078	Specialty	Invesco Senior Floating Rate A: Class A Investment Adviser: Invesco Advisers, Inc. Investment Subadviser: Invesco Senior Secured Management Inc	1.12		5.04	6.56	4.53
06-595	Small Cap Growth	Invesco Small Cap Growth R: Class Retirement Investment Adviser: Invesco Advisers, Inc.	1.41		5.43	-1.14	8.69
06-855	Specialty	Invesco Technology A: Class A Investment Adviser: Invesco Advisers, Inc.	1.02		19.83	10.12	15.51
06-813	Mid Cap Value	Invesco Value Opportunities R: Class Retirement Investment Adviser: Invesco Advisers, Inc.	1.27		19.87	19.55	13.88
06-612	Balanced	Janus Henderson Balanced R: Class Retirement Investment Adviser: Janus Henderson Investors US LLC	1.32		14.30	7.73	9.41
06-CMF	Mid Cap Growth	Janus Henderson Enterprise S: Class S Investment Adviser: Janus Henderson Investors US LLC	1.16		7.22	7.19	12.24
06-154	Large Cap Growth	Janus Henderson Forty R: Class Retirement Investment Adviser: Janus Henderson Investors US LLC	1.31		17.54	10.93	15.33
06-GMK	Foreign Value	Janus Henderson Global Equity Income S: Class S Investment Adviser: Janus Henderson Investors US LLC	1.20		29.53	9.87
06-CGW	Specialty	Janus Henderson Global Life Sciences S: Class S Investment Adviser: Janus Henderson Investors US LLC	1.19		24.35	7.23	9.74
06-156	Large Cap Blend	Janus Henderson Growth And Income R: Class Retirement Investment Adviser: Janus Henderson Investors US LLC	1.37	*	19.34	11.84	12.62
06-261	Mid Cap Value	Janus Henderson Mid Cap Value R: Class Retirement Investment Adviser: Janus Henderson Investors US LLC	1.57		6.18	8.20	8.07
06-919	Large Cap Growth	Janus Henderson Research S: Class S Investment Adviser: Janus Henderson Investors US LLC	1.23		17.96	13.62	15.34
06-615	Small Cap Value	Janus Henderson Small Cap Value S: Class S Investment Adviser: Janus Henderson Investors US LLC	1.49		7.34	7.10	7.27
06-921	Small Cap Growth	Janus Henderson Triton S: Class S Investment Adviser: Janus Henderson Investors US LLC	1.17		9.25	2.17	9.16
06-072	Multisector Bond	Lord Abbett Bond-Debenture R3: Class Retirement Investment Adviser: Lord Abbett	1.20		8.07	1.92	4.54
06-424	Large Cap Blend	Lord Abbett Dividend Growth R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.14		15.87	12.14	12.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-369	Small Cap Growth	Lord Abbett Developing Growth R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.19		14.10	-1.45	10.75
06-731	Large Cap Value	Lord Abbett Fundamental Equity R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.20		16.92	13.00	10.63
06-951	Large Cap Growth	Lord Abbett Growth Leaders R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.15		15.91	7.95	16.26
06-371	Mid Cap Growth	Lord Abbett Growth Opportunities R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.21	*	12.99	3.10	10.21
06-073	High Yield Bond	Lord Abbett High Yield R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.23		6.91	3.00	5.05
06-36C	Foreign Small/Mid Eqty	Lord Abbett International Opp R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.50		23.63	4.20	5.51
06-961	Mid Cap Value	Lord Abbett Mid Cap Stock R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.27		7.03	10.04	7.95
06-962	Small Cap Value	Lord Abbett Small Cap Value R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.46		0.36	6.98	6.35
06-952	Intermediate Term Bond	Lord Abbett Total Return R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.96		6.92	-0.21	1.94
06-968	Mid Cap Blend	Lord Abbett Value Opportunities R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.44		0.37	5.53	7.54
06-007	World Allocation	Nomura Asset Strategy Fund Cl R: Class Retirement Investment Adviser: Delaware Management Company	1.37		16.31	8.31	7.92
06-009	Balanced	Nomura Balanced Fund Class R: Class Retirement Investment Adviser: Delaware Management Company	1.23	*	11.44	7.62	8.08
06-CGP	World Stock	Nomura Climate Solutions R: Class Retirement Investment Adviser: Delaware Management Company Investment Subadviser: Van Eck Associates Corporation	1.49	*	22.32	17.74	0.84
06-011	High Yield Bond	Nomura High Income Fund Class R: Class Retirement Investment Adviser: Delaware Management Company	1.13	*	5.40	3.20	5.15
06-CGT	Specialty	Nomura Science and Technology R: Class Retirement Investment Adviser: Delaware Management Company	1.42	*	33.46	13.69	17.19
06-FPP	Small Cap Blend	Nomura Smid Cap Core R: Class Retirement Investment Adviser: Delaware Management Company	1.39	*	8.37	8.03	9.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-074	Balanced	MFS Aggressive Growth Allocation R2: Class Retirement*** Investment Adviser: Massachusetts Financial Services Company	1.25		14.57	7.71	10.14
06-075	Balanced	MFS Conservative Allocation R2: Class Retirement*** Investment Adviser: Massachusetts Financial Services Company	1.08		9.25	3.51	5.67
06-013	Emerging Market Bond	MFS Emerging Markets Debt R2: Class Retirement*** Investment Adviser: Massachusetts Financial Services Company	1.32	*	11.94	1.53	3.99
06-076	Balanced	MFS Growth Allocation R2: Class Retirement*** Investment Adviser: Massachusetts Financial Services Company	1.19	*	13.03	6.58	8.98
06-822	Foreign Blend	MFS International Intrinsic Value R2: Class Retirement*** Investment Adviser: Massachusetts Financial Services Company	1.27	*	32.49	6.95	9.57
06-379	Foreign Small/Mid Eqty	MFS International New Discovery R2: Class Retirement*** Investment Adviser: Massachusetts Financial Services Company	1.53	*	16.34	2.13	5.69
06-387	Large Cap Growth	MFS Massachusetts Inv Gr Stk R2: Class Retirement*** Investment Adviser: Massachusetts Financial Services Company	0.96		9.61	9.81	14.03
06-74Y	Mid Cap Growth	MFS Mid Cap Growth R2: Class Retirement Investment Adviser: Massachusetts Financial Services Company	1.27	*	3.12	2.81	10.84
06-922	Mid Cap Value	MFS Mid Cap Value R2: Class Retirement*** Investment Adviser: Massachusetts Financial Services Company	1.22	*	5.84	9.74	9.45
06-077	Balanced	MFS Moderate Allocation R2: Class Retirement*** Investment Adviser: Massachusetts Financial Services Company	1.14		11.41	4.97	7.35
06-298	Small Cap Growth	MFS New Discovery R2: Class Retirement*** Investment Adviser: Massachusetts Financial Services Company	1.46	*	12.10	-0.95	9.95
06-CMG	Specialty	MFS Technology R2: Class Retirement*** Investment Adviser: Massachusetts Financial Services Company	1.36	*	15.77	11.73	17.89
06-389	Specialty	MFS Utilities R2: Class Retirement*** Investment Adviser: Massachusetts Financial Services Company	1.25	*	14.54	7.16	9.06
06-105	Mid Cap Blend	Monteagle Opportunity Equity Inv: Class Inv Investment Adviser: Park Place Capital Corporation	1.81		9.68	8.74	9.04
06-GJM	Mid Cap Value	Neuberger M/C Intrinsic Val R3: Class Retirement Investment Adviser: Neuberger Berman Investment Advisers LLC	1.46	*	10.55	9.45	7.38
06-016	Diversified Emerging Markets	Neuberger Emerg Mkts Eq R3: Class Retirement Investment Adviser: Neuberger Berman Investment Advisers LLC	1.60	*	34.38	2.62	6.62

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-880	World Stock	Neuberger Focus Adv: Class Adv Investment Adviser: Neuberger Berman Investment Advisers LLC	1.33		20.83	7.99	10.39
06-900	Large Cap Value	Neuberger Large Cap Value Adv: Class Adv Investment Adviser: Neuberger Berman Investment Advisers LLC	1.10		20.25	10.34	12.64
06-867	Small Cap Growth	Neuberger Small Cap Growth R3: Class Retirement Investment Adviser: Neuberger Berman Investment Advisers LLC	1.52	*	9.38	3.22	12.27
06-CPC	Large Cap Blend	Neuberger Quality Equity R3: Class Retirement Investment Adviser: Neuberger Berman Investment Advisers LLC	1.30		16.86	13.38	12.98
06-839	Balanced	North Square Multi Strategy A: Class A Investment Adviser: North Square Investments, LLC Investment Subadviser: CSM Advisors, LLC	1.58		12.21	8.55	9.89
06-629	Small Cap Blend	North Square Spectrum Alpha Fund A: Class A Investment Adviser: North Square Investments, LLC Investment Subadviser: CSM Advisors, LLC	2.31		9.45	4.76	8.58
06-4CX	Balanced	Nuveen Lifestyle Aggressive Gr A: Class A Investment Adviser: Teachers Advisors LLC	0.99	*	19.56	9.59	11.08
06-468	Multisector Bond	Payden Managed Income Retire: Class Retirement Investment Adviser: Payden & Rygel	1.16	*	6.27	3.61	3.04
06-3FN	Specialty	PGIM Global Real Estate R2: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.30	*	8.85	3.02
06-531	Specialty	PGIM Global Real Estate A: Class A*** Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.37		8.77	2.97	3.76
06-3FH	High Yield Bond	PGIM High Yield R2: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.91	*	8.79	4.09
06-533	High Yield Bond	PGIM High Yield A: Class A*** Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.74		8.75	4.22	6.19
06-456	Specialty	PGIM Jennison Financial Services A: Class A*** Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	1.31		11.74	13.26	11.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-079	Large Cap Growth	PGIM Jennison Focused Growth A: Class A*** Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	1.02	*	15.89	7.77	15.69
06-458	Specialty	PGIM Jennison Health Sciences A: Class A*** Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	1.15		19.27	6.68	9.53
06-461	Mid Cap Growth	PGIM Jennison Mid-Cap Growth A: Class A*** Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	1.04		-2.75	1.99	9.60
06-3FF	Mid Cap Growth	PGIM Jennison Mid-Cap Growth R2: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	1.08	*	-2.76	1.96
06-453	Specialty	PGIM Jennison Natural Resources A: Class A*** Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	1.26		38.59	16.70	11.04
06-589	Small Cap Growth	PGIM Jennison Small Company A: Class A*** Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	1.12		6.88	7.22	10.47
06-3FR	Small Cap Growth	PGIM Jennison Small Company R2: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	1.18	*	6.86	7.17
06-080	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val A: Class A*** Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM LLC	1.13	*	12.78	11.19	7.56
06-3FT	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val R2: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM LLC	1.23	*	12.67	11.09
06-538	Intermediate Term Bond	PGIM Total Return Bond A: Class A*** Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income	0.75	*	7.48	-0.22	2.65
06-3FK	Intermediate Term Bond	PGIM Total Return Bond R2: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income	0.89	*	7.34	-0.35

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-017	Balanced	PIMCO All Asset R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC Investment Subadviser: Research Affiliates LLC	2.49	*	13.91	5.07	6.32
06-019	Specialty	PIMCO Commodity Real Ret Strat R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.55	*	18.54	10.18	6.05
06-705	High Yield Bond	PIMCO High Yield R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.22	*	7.92	3.32	4.99
06-769	Multisector Bond	PIMCO Income R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.19		10.33	3.22	4.41
06-708	Inflation-Protec Bond	PIMCO Real Return R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.20		7.47	0.74	2.72
06-680	Intermediate Term Bond	PIMCO Total Return R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.12		8.69	-0.27	1.95
06-FHX	Intermediate Term Bond	Principal Bond Market Index R3: Class Retirement Investment Adviser: Principal Global Investors LLC	0.69		6.45	-1.06	1.23
06-CVG	Foreign Blend	Principal International Equity Index R3: Class Retirement Investment Adviser: Principal Global Investors LLC	0.87		30.43	8.13	7.42
06-FPW	Mid Cap Blend	Principal MidCap S&P 400 Index R3: Class Retirement Investment Adviser: Principal Global Investors LLC	0.73		6.72	8.31	9.91
06-FPX	Small Cap Blend	Principal SmallCap S&P 600 Index R3: Class Retirement Investment Adviser: Principal Global Investors LLC	0.73		5.32	6.47	9.00
06-936	Intermediate Term Bond	Putnam Diversified Income A: Class A Investment Adviser: Franklin Advisers, Inc. Investment Subadviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management;	0.99		8.58	1.61	2.96
06-GNM	Balanced	Putnam Dynamic Asset Allocation Bal A: Class A Investment Adviser: Franklin Advisers, Inc. Investment Subadviser: Putnam Advisory Company, LLC; Franklin Templeton Inv Mgmt Ltd;Putnam Investment Management, LLC;	0.90		14.87	8.40	8.45
06-GNR	Balanced	Putnam Dynamic Asset Allocation Cnsrv A: Class A Investment Adviser: Franklin Advisers, Inc. Investment Subadviser: Putnam Advisory Company, LLC; Franklin Templeton Inv Mgmt Ltd;Putnam Investment Management, LLC;	0.96		10.84	4.01	5.05

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GNW	Balanced	Putnam Dynamic Asset Allocation Gr A: Class A Investment Adviser: Franklin Advisers, Inc. Investment Subadviser: Franklin Templeton Inv Mgmt Ltd; Putnam Investment Management, LLC;Putnam Advisory Company LLC;	0.98		18.41	10.54	10.28
06-938	Large Cap Growth	Putnam Large Cap Growth A: Class A Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management;	0.93		14.25	13.38	17.55
06-FCG	Large Cap Value	Putnam Large Cap Value A: Class A Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management;	0.88		20.05	15.17	13.16
06-665	Balanced	Russell Inv LifePoints Balanced Strat R5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.43	*	14.63	6.28	5.99
06-655	Balanced	Russell Inv Lifepoints Cnsrv Strat R5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.19	*	8.93	1.46	2.91
06-660	Balanced	Russell Inv Lifepoints Moderate Strat R5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.27	*	11.87	3.86	4.30
06-670	Balanced	Russell LfPts Aggr Strat R5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.44	*	17.40	8.53	7.76
06-675	Balanced	Russell LfPts EqAggrStrat R5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.43	*	18.66	9.70	8.49
06-167	Large Cap Blend	State Street Equity 500 Index R: Class Retirement Investment Adviser: SSGA Funds Management, Inc.	0.62	*	17.10	13.67	14.05
06-720	Large Cap Growth	T. Rowe Price Blue Chip Growth R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.21		18.16	11.12	15.05
06-775	Large Cap Value	T. Rowe Price Equity Income R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.25		13.97	10.69	10.04
06-780	Large Cap Growth	T. Rowe Price Growth Stock R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.16		15.04	8.79	13.56
06-715	Foreign Growth	T. Rowe Price International Stock R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price International Ltd	1.40	*	17.81	3.45	6.64

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-795	Foreign Value	T. Rowe Price International Value Eq R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price International Ltd	1.33	43.25	13.28	8.28
06-790	Mid Cap Growth	T. Rowe Price Mid-Cap Growth R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadviser: T. Rowe Price Investment Management,Inc.	1.29	3.04	3.39	9.34
06-785	Mid Cap Value	T. Rowe Price Mid-Cap Value R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.35	5.59	11.25	10.48
06-576	Mgd Asset Allocation	T. Rowe Price Retirement 2005 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	0.99	10.66	4.13	5.74
06-579	Mgd Asset Allocation	T. Rowe Price Retirement 2010 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	0.99	11.19	4.46	6.15
06-776	Mgd Asset Allocation	T. Rowe Price Retirement 2015 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	0.99	11.49	4.78	6.62
06-778	Mgd Asset Allocation	T. Rowe Price Retirement 2020 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.01	11.99	5.09	7.16
06-781	Mgd Asset Allocation	T. Rowe Price Retirement 2025 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.03	12.40	5.49	7.76
06-783	Mgd Asset Allocation	T. Rowe Price Retirement 2030 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.05	13.78	6.25	8.49
06-786	Mgd Asset Allocation	T. Rowe Price Retirement 2035 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.08	15.56	7.14	9.22
06-789	Mgd Asset Allocation	T. Rowe Price Retirement 2040 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.09	16.82	7.89	9.84
06-792	Mgd Asset Allocation	T. Rowe Price Retirement 2045 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.10	17.93	8.50	10.27
06-794	Mgd Asset Allocation	T. Rowe Price Retirement 2050 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.12	18.24	8.69	10.36
06-797	Mgd Asset Allocation	T. Rowe Price Retirement 2055 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.13	18.32	8.69	10.35
06-CMR	Mgd Asset Allocation	T. Rowe Price Retirement 2060 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14	18.41	8.69	10.35
06-63W	Mgd Asset Allocation	T. Rowe Price Retirement 2065 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14	18.34	8.85
06-7F6	Mgd Asset Allocation	T. Rowe Price Retirement 2070 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-799	Balanced	T. Rowe Price Retirement Balanced R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	0.99		10.63	4.21	5.76
06-920	Foreign Value	Templeton Foreign R: Class Retirement Investment Adviser: Templeton Global Advisors Limited	1.35	*	28.16	8.51	6.33
06-887	World Bond	Templeton Global Bond R: Class Retirement Investment Adviser: Franklin Advisers, Inc.	1.24	*	16.44	-1.52	-0.31
06-925	World Stock	Templeton Growth R: Class Retirement Investment Adviser: Templeton Global Advisors Limited	1.28		23.26	7.64	6.64
06-990	Foreign Blend	Thornburg International Equity R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.40	*	33.56	8.73	8.71
06-987	World Allocation	Thornburg Investment Income Builder R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.52	*	36.09	14.51	10.50
06-995	Short Term Bond	Thornburg Limited Term Income R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.99	*	6.56	1.44	2.53
06-104	Short Term Gov Bond	Thornburg Limited Term US Government R3: Class Retirement** Investment Adviser: Thornburg Investment Management Inc	1.17	*	6.47	0.42	1.14
06-109	Mid Cap Blend	Thornburg Small/Mid Cap Core R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.45	*	-0.86	4.20	7.70
06-985	Mid Cap Growth	Thornburg Small/Mid Cap Growth R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.45	*	4.30	-1.29	7.20
06-339	Balanced	Timothy Plan Conservative Growth A: Class A Investment Adviser: Timothy Partners Ltd	1.79		10.55	2.87	3.94
06-341	Balanced	Timothy Plan Strategic Growth A: Class A Investment Adviser: Timothy Partners Ltd	1.75		12.95	4.43	5.03
06-703	Multisector Bond	Touchstone Flexible Income A: Class A Investment Adviser: Touchstone Advisors Inc Investment Subadviser: Bramshill Investments LLC	1.07	*	6.18	2.41	3.65
06-619	Large Cap Blend	Touchstone Focused A: Class A Investment Adviser: Touchstone Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	1.16		15.66	12.03	12.56
06-699	Large Cap Growth	Touchstone Dynamic Large Cap Growth A: Class A Investment Adviser: Touchstone Advisors Inc Investment Subadviser: Los Angeles Capital Management LLC	1.01	*	17.67	14.26	16.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-701	Foreign Blend	Touchstone Non-US Equity A: Class A Investment Adviser: Touchstone Advisors Inc Investment Subadviser: Rockefeller & Co. LLC	1.15		29.85	10.15	10.31
06-702	Large Cap Value	Touchstone Value A: Class A Investment Adviser: Touchstone Advisors Inc Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC	1.08	*	11.29	11.88	10.66
06-022	Multisector Bond	Victory Pioneer Active Credit A: Class A Investment Adviser: Victory Capital Management Inc.	0.91	*	7.33	3.74
06-834	Intermediate Term Bond	Victory Pioneer Bond A: Class A Investment Adviser: Victory Capital Management Inc.	0.81		8.48	0.35	2.60
06-833	Large Cap Blend	Victory Pioneer A: Class A Investment Adviser: Victory Capital Management Inc.	0.92	*	23.20	14.88	15.57
06-327	Large Cap Value	Victory Pioneer Equity Income A: Class A Investment Adviser: Victory Capital Management Inc.	1.00	*	11.21	8.89	9.11
06-628	Large Cap Growth	Victory Pioneer Fundamental Growth A: Class A Investment Adviser: Victory Capital Management Inc.	0.99	*	13.98	11.69	14.07
06-GGH	World Stock	Victory Pioneer Global Equity A: Class A Investment Adviser: Victory Capital Management Inc.	1.10	*	41.08	15.41	12.75
06-837	High Yield Bond	Victory Pioneer High Yield A: Class A Investment Adviser: Victory Capital Management Inc.	1.10	*	7.55	3.94	5.42
06-838	Mid Cap Value	Victory Pioneer Mid Cap Value A: Class A Investment Adviser: Victory Capital Management Inc.	1.17	*	10.75	10.85	8.69
06-836	Mid Cap Growth	Victory Pioneer Select Mid Cap Growth A: Class A Investment Adviser: Victory Capital Management Inc.	0.99	*	20.41	5.60	11.79
06-594	Multisector Bond	Victory Pioneer Strategic Income A: Class A Investment Adviser: Victory Capital Management Inc.	1.07	*	10.26	1.99	3.79
06-583	Mid Cap Value	Victory Sycamore Established Value R: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	1.09		2.13	9.34	10.37
06-584	Small Cap Value	Victory Sycamore Small Company Opp R: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	1.44		1.20	6.45	8.97
06-804	Large Cap Value	Virtus Ceredex Large-Cap Value Equity A: Class A Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: Ceredex Value Advisors LLC	1.24	*	11.77	8.66	9.34

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/25)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-807	Mid Cap Value	Virtus Ceredex Mid-Cap Value Equity A: Class A Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: Ceredex Value Advisors LLC	1.29		17.24	9.47	9.66
06-809	Small Cap Blend	Virtus Ceredex Small-Cap Value Eq A: Class A Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: Ceredex Value Advisors LLC	1.44		1.05	7.39	7.62
06-4WJ	Large Cap Value	Virtus NFJ Dividend Value A: Class A Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	1.03		8.22	8.46	8.19
06-4WK	Mid Cap Value	Virtus NFJ Mid-Cap Value A: Class A Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	1.00	*	5.36	6.79	8.40
06-4WM	Small Cap Value	Virtus NFJ Small-Cap Value A: Class A Investment Adviser: Virtus Investment Advisers, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	1.17	*	1.07	6.45	5.83
06-6KM	Small Cap Growth	Voya Small Cap Growth I: Class Inst Investment Adviser: Voya Investments, LLC Investment Subadviser: Voya Investment Management Co. LLC	0.95		14.49	8.11	13.13
06-718	Intermediate Term Bond	Western Asset Core Plus Bond R: Class Retirement Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Subadviser: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	1.12		7.14	-2.50	1.46

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

This Summary Prospectus incorporates by reference the Prospectus for the Policy, dated May 1, 2026, and the Statement of Additional Information ("SAI"), dated May 1, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC EDGAR Contract Identifier: C000033246